Registration Nos. 333-35350

                                                                       811-09725
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          POST-EFFECTIVE AMENDMENT # 3

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                     OF 1940 POST-EFFECTIVE AMENDMENT NO. 1
                                  ------------

                         THE GUARDIAN SEPARATE ACCOUNT N
                           (Exact Name of Registrant)

                                  ------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                   7 Hanover Square, New York, New York 10004
                (Complete Address of Principal Executive Offices)

                                 (212) 598-8359
                          (Depositors Telephone Number)

                                  ------------

                          RICHARD T. POTTER, JR., ESQ.
                 The Guardian Insurance & Annuity Company, Inc.
                                7 Hanover Square
                            New York, New York 10004
                     (Name and address of agent for service)

                                    Copy to:
                                   Steve Roth
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                                  ------------

     It is proposed that this filing will become effective (check appropriate box):

          |_|  immediately upon filing pursuant to paragraph (b), or

          |_|  on May 1, 2003 pursuant to paragraph (b)


          |X|  60 days after filing pursuant to paragraph (a)(i), or


          |_|  on May 1, 2003 pursuant to paragraph (a)(i) of Rule 485

     If appropriate, check the following box:

          |_| this post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

                                  ------------

     The Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on ________, 2003.

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

PART A: INFORMATION REQUIRED IN A PROSPECTUS

Form N-6 Item Heading in Prospectus

Item 1. Front and Back Cover Pages
           (a) Front Cover Page ......................................    Front Cover Page
           (b) Back Cover Page .......................................    Back Cover Page
Item 2. Risk/Benefit Summary: Benefits and Risks
           (a) Contract Benefits .....................................    Policy Summary
           (b) Contract Risks ........................................    Policy Summary
           (c) Portfolio Company Risks ...............................    Policy Summary
Item 3. Risk/Benefit Summary: Fee Table ..............................    Charges and Deductions Table
Item 4. General Description of Registrant, Depositor and Portfolio
        Companies
           (a) Depositor .............................................    Front Cover Page; SAI
           (b) Registrant ............................................    The Variable Investment Options
           (c) Portfolio Companies ...................................    The Variable Investment Options; SAI
           (d) Portfolio Company Prospectus ..........................    The Variable Investment Options; SAI
           (e) Voting ................................................    Voting Rights
Item 5. Charges
           (a) Description ...........................................    Charges and Deductions Tables; Premiums, Deductions and
                                                                          Charges
           (b) Portfolio Company Charges .............................    Charges and Deductions Tables; Deductions and Charges
           (c) Incidental Insurance charges ..........................    Charges and Deductions Tables; Deductions and Charges; SAI
Item 6. General Description of Contract
           (a) Contract Rights .......................................    Benefits and Policy Values; Policy Summary
           (b) Contract Limitations ..................................    Benefits and Policy Values; Policy Summary
           (c) Contracts or Registrant Changes .......................    The Policyowner; The Beneficiary
           (d) Other Benefits ........................................    Benefits and Policy Values
           (e) Class of Purchasers ...................................    Deductions and Charges
Item 7. Premiums
           (a) Purchase Procedures ...................................    Issuing the Policy; Premiums
           (b) Premium Amount ........................................    Premiums
           (c) Premium Payment Plans .................................    Premiums
           (d) Premium Due Dates .....................................    Premiums
           (e) Automatic Premium Loans ...............................    N/A
           (f) Sub-Account Valuation .................................    Policy Values
Item 8. Death Benefits and Contract Values
           (a) Death Benefits ........................................    Benefits and Policy Values; Payment Options
           (b) Charges and Contract Values ...........................    Deductions and Charges; Charges and Deduction Tables
Item 9. Surrenders, Partial Surrenders, and Partial Withdrawals
           (a) Surrender .............................................    Surrendering Your Policy
           (b) Partial Surrender and Withdrawal ......................    Surrendering Your Policy; Partial Withdrawals
           (c) Effect of Partial Surrender and Withdrawal ............    Surrendering Your Policy; Partial Withdrawals
           (d) Sub-Account Allocation ................................    Premiums (How Your Premiums Are Allocated)
           (e) Revocation Rights .....................................    Your right to Cancel Your Policy
Item 10. Loans
           (a) Availability of Loans .................................    Policy Loans
           (b) Limitations ...........................................    Policy Loans
           (c) Interest ..............................................    Policy Loans
           (d) Effect on Cash Value and Death Benefit ................    Policy Loans
           (e) Procedures ............................................    Policy Loans
Item 11. Lapse and Reinstatement
           (a) Lapse .................................................    Premiums (Default)
           (b) Lapse Options .........................................    Premiums (Default)
           (c) Effect of Lapse .......................................    Premiums (Default)
           (d) Reinstatement .........................................    N/A
Item 12. Taxes
           (a) Tax Consequences ......................................    Tax Considerations; Policy Summary
           (b) Effect ................................................    Tax Considerations; Policy Summary
Item 13. Legal Proceedings ...........................................    Legal Proceedings
Item 14. Financial Statements ........................................    Financial Statements; SAI

PART B Information Required in a Statement of Additional Information
Form N-6 Item ______________ Heading in Statement of Additional Information

Item 15. Cover Page and Table of Contents
           (a) Cover Page ............................................    Cover Page
           (b) Table of Contents .....................................    Cover Page
Item 16. General Information and History
           (a) Depositor .............................................    About GIAC
           (b) Registrant ............................................    About GIAC
           (c) History of Depositor and Registrant ...................    About GIAC
           (d) Ownership of Sub-Account Assets .......................    See Prospectus; The Variable Investment Options
           (e) Control of Depositor ..................................    About GIAC
Item 17. Services
           (a) Expenses Paid by Third Parties ........................    N/A
           (b) Service Agreements ....................................    Other Information about the Policies (Administrative
                                                                          Services)
           (c) Other Service Providers ...............................    Other Information about the Policies (other agreements)
Item 18. Premiums
           (a) Administrative Procedures .............................    See Prospectus: Issuing the Policy; The Policyowner; the
                                                                          Beneficiary
           (b) Automatic Premium Loans ...............................    N/A
Item 19. Additional Information About Operation of Contracts and
         Registrant
           (a) Incidental Benefits ...................................    See Prospectus: Appendix B
           (b) Surrender and Withdrawal ..............................    See Prospectus: Surrendering Your Policy; Partial
                                                                          Withdrawals; Additional Information about the Policy
           (c) Material Contracts Relating to the Registrant .........    N/A
Item 20. Underwriters
           (a) Identification ........................................    Distribution of the policy and other contractual
                                                                          arrangements; See also Prospectus
           (b) Offering and Commissions ..............................    Distribution of the policy and other contractual
                                                                          arrangements; See also Prospectus
           (c) Other Payments ........................................    Distribution of the policy and other contractual
                                                                          arrangements; See also Prospectus
           (d) Commissions to Dealers ................................    Distribution of the policy and other contractual
                                                                          arrangements; See also Prospectus
Item 21. Additional Information about Charges
           (a) Sales Load ............................................    Additional Information about Charges
           (b) Special Purchase Plans ................................    Additional Information about Charges (Premium Charges)
           (c) Underwriting Procedures ...............................    Additional Information about Charges (Special provisions
                                                                          for group or sponsored arrangements)
           (d) Increases in Face Amount ..............................    Additional Information about the Policy; See also
                                                                          Prospectus: Increasing the Face Amount
Item 22. Lapse and Reinstatement .....................................    See Prospectus: Premiums
Item 23. Loans
           (a) Loan Provisions .......................................    See Prospectus: Policy Loans
           (b) Amount Available ......................................    See Prospectus: Policy Loans
           (c) Effect on Cash Value and Sub-Accounts .................    See Prospectus: Policy Loans
           (d) Interest ..............................................    See Prospectus: Policy Loans
           (e) Other Effects .........................................    See Prospectus: Policy Loans
Item 24. Financial Statements
           (a) Registrant ............................................    Financial Statements of The Guardian Separate Account N
           (b) Depositor .............................................    Consolidated Financial of The Guardian Insurance &
                                                                          Annuity Company, Inc.
Item 25. Performance Data
           (a) Calculation ...........................................    Additional Information (Advertising Practices); Appendix A
           (b) Quotation .............................................    Additional Information (Advertising Practices); Appendix A
Item 26. Illustrations
           (a) Narrative Information .................................    See Prospectus: Illustrations and Appendix C
           (b) Headings ..............................................    See Prospectus: Illustrations and Appendix C
           (c) Premiums, Ages ........................................    See Prospectus: Illustrations and Appendix C
           (d) Rating Classifications ................................    See Prospectus: Illustrations and Appendix C
           (e) Years .................................................    See Prospectus: Illustrations and Appendix C
           (f) Illustrated Values ....................................    See Prospectus: Illustrations and Appendix C
           (g) Rates of Return .......................................    See Prospectus: Illustrations and Appendix C
           (h) Portfolio Company Charges .............................    See Prospectus: Illustrations and Appendix C
           (i) Other Charges .........................................    See Prospectus: Illustrations and Appendix C
           (j) Additional Information ................................    See Prospectus: Illustrations and Appendix C

May 1, 2003


PROSPECTUS FOR PARK AVENUE SVUL -- MILLENNIUM SERIES(R)


                    Issued by The Guardian Separate Account N

This prospectus describes Park Avenue SVUL -- Millennium Series(R) (Park Avenue
SVUL), a survivorship variable universal life insurance policy providing lifetime insurance protection. It also offers flexibility in the timing and amount of the premiums you pay, how your premiums are invested, and the amount of coverage you have, but you bear the risk of investment losses for any premiums or cash values allocated to the variable investment options.


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A prospective purchaser should evaluate the need for life insurance and the policy's long term investment potential before buying a policy. In addition, it may not be advantageous to terminate existing life insurance coverage and replace it with a Park Avenue SVUL policy. Variable life insurance is not a short-term investment. The policy is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC), a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian Life) through its Separate Account N (Separate Account). Our offices are located at 7 Hanover Square, New York, New York 10004. GIAC is obligated to pay all benefits under the policy.

This prospectus sets forth information that you should know about the policy before investing, and you should retain it for future reference. It must be accompanied by the current prospectuses for the variable investment options to which you may allocate all or part of your net premiums and policy account value. You can also allocate premiums and policy account value to a fixed-rate option. Special limits apply to transfers out of the fixed-rate option. Please read these prospectuses carefully before investing.

Guardian Investor Services LLC (GIS) serves as principal underwriter and distributor of the policies and offers the policies through its sales representatives or through sales representatives of broker-dealer firms that have entered into agreements with GIAC and GIS to sell the policies and who are registered with the NASD and with the states in which they do business. More information about GIS and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.




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These securities have not been approved or disapproved by the Securities and
Exchange Commission or any state securities commission nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The policy is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, or federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of principal amount invested.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) that you may visit to view this prospectus and other information.

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

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CONTENTS
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Policy Summary .............................................................   1

Charges and Deductions Tables ..............................................

The Park Avenue SVUL Policy Diagram ........................................

About the Park Avenue SVUL Policy ..........................................
- Issuing the policy .......................................................
- The Policyowner ..........................................................
- The Beneficiary ..........................................................

Benefits and policy values .................................................
- Additional sum insured ...................................................
- No Lapse Guarantee .......................................................
- Death benefit options ....................................................
- Changing your death benefit option .......................................
- Paying the death benefit .................................................
- Policy values ............................................................

Premiums, deductions and charges ...........................................
- Premiums .................................................................
- Deductions and charges ...................................................

Your allocation options ....................................................
- The variable investment options ..........................................
- The fixed-rate option ....................................................

Special features of your policy ............................................
- Policy loans .............................................................
- Decreasing the face amount ...............................................
- Increasing the face amount ...............................................
- Partial withdrawals ......................................................
- Surrendering your policy .................................................
- Transfers between the investment options .................................
- Transfers from the fixed-rate option .....................................
- Dollar cost averaging transfer option ....................................
- Policy proceeds ..........................................................
- Exchanging a policy ......................................................
- Payment options ..........................................................

Tax considerations .........................................................
- Tax status of the policy .................................................
- Treatment of policy proceeds .............................................
- Exchanges ................................................................
- Policy split option ......................................................
- Policy changes ...........................................................
- Estate and generation skipping transfer taxes ............................
- Tax shelter regulations ..................................................
- Alternative minimum tax ..................................................
- Possible tax law changes .................................................
- GIAC's taxes .............................................................
- Income tax withholding ...................................................

Rights and responsibilities ................................................
- Voting rights ............................................................
- Limits to GIAC's right to challenge a policy .............................
- Rights reserved by GIAC ..................................................
- Your right to cancel your policy .........................................

Other Information ..........................................................
- Distribution of the policies .............................................
- Supplemental benefits and riders .........................................
- Telephone and electronic services ........................................
- Legal considerations for employers .......................................
- Illustrations ............................................................
- Legal proceedings ........................................................

Appendix A: Special terms used in this prospectus ..........................

Appendix B: Additional Benefits by Rider ...................................

Appendix C: Hypothetical Illustrations .....................................

Table of Contents for Statement of Additional Information ..................

Back Cover Page ............................................................
  Where to get more information ............................................
  How to communicate with us ...............................................


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The Park Avenue SVUL policy may not be available in all states or jurisdictions.
This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus other than as contained in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC.

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


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POLICY SUMMARY
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Terms we've used
--------------------------------------------------------------------------------
In this document, we, us, and our refer to The Guardian Insurance & Annuity Company, Inc., and you and your refer to the policyowner. You can find definitions of special terms used in this prospectus at the end of this document. We've used italic script to highlight these terms the first time they appear in the text.

This summary outlines the principal features of your Park Avenue SVUL survivorship variable universal life insurance policy, including policy benefits, policy risks and the risks associated with each variable investment option available under the policy. It is qualified by the detailed explanation which follows and the terms of your SVUL policy.


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WHAT IS VARIABLE LIFE INSURANCE AND HOW DOES IT WORK?

Variable life insurance is intended to provide two important benefits:

o     a death benefit that is not taxable to your beneficiary

o     a cash value that can grow, with taxes on the growth being deferred.


You allocate your net premium payments and cash value among the variable investment options and the fixed-rate option. Most of these options provide variable returns. That's why it's called variable life insurance.

If the investment options that you choose perform well, the cash value of your policy will increase, and the death benefit may also increase. As a variable life insurance policyowner, however, you bear the risk of investment losses to the extent that your cash values are invested in the variable options. Your policy has no guaranteed cash value. The policy is not generally suitable for short-term investment purposes.

WHAT ARE THE INSURANCE BENEFITS UNDER YOUR POLICY?


Benefits
--------------------------------------------------------------------------------
There are two types of insurance benefits available through this policy: death benefits and rider benefits. We pay death benefits to the beneficiary named in the policy when we receive proof that the insured has died while the policy was in force. Rider benefits offer special optional coverage in addition to the death benefit.

There are two types of insurance benefits available through this policy: death benefits and rider benefits. We pay death benefits to the beneficiary named in the policy when we receive proof that the surviving insured has died while the policy was in force. Rider benefits offer special optional coverage in addition to the death benefit. The rider benefits you choose will determine the additional amount, if any, that's paid to the beneficiary.

Death benefits

You have a choice of three death benefit options with this policy:

o under Option 1, the death benefit is a fixed amount, your policy's face amount.

o under Option 2, the death benefit is a variable amount, based on your policy's face amount and the value of the investments held in your policy, your policy account value. These values can change depending on the performance of the investments held in your policy.

o under Option 3, the death benefit is an amount based on your policy's face amount and the sum of your net accumulated premiums. The death benefit amount will increase when you make premium payments, but will decrease when you make partial withdrawals.

You may choose among these options, with some restrictions, until the policy anniversary (the anniversary each year of the date your policy was issued) closest to the younger insured's 100th birthday. On or after this date, the death benefit will be the policy account value.


                                                          ----------------------
S U M M A R Y                                             P R O S P E C T U S  1
                                                          ----------------------

Within certain limits, you can change your policy's death benefit option on any policy anniversary after your policy has been in force for one year, and as long as either insured is still living. For more information see Death benefit options.


Additional sum insured

You may purchase an additional sum insured when this policy is issued. The additional sum insured will be part of your policy's face amount. This option may not be available in all jurisdictions. See Benefits and policy values.


Rider benefits

Riders are a way to add to the coverage offered by your policy. The riders offered under this policy are set forth in Appendix B. They are subject to GIAC's insurance and policy issuing requirements, and all may not be available in all states.

The cost of any rider benefits you have added to your policy will be included in your monthly deduction, which is withdrawn from your policy account value each month.

Paying
premiums
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After you have paid the initial premium, you may pay premiums on your policy at any time and in any amount while either insured is alive.

WHAT ARE PREMIUMS?

Premiums are the payments you make to buy and keep your insurance in force. There are several types of premiums associated with your Park Avenue SVUL, which together form your policy premium. See Premiums.

After you have paid the initial premium, you may pay premiums on your policy at any time and in any amount while either insured is alive, subject to certain limits. However, if the net cash surrender value of your policy is not sufficient to cover the monthly deduction from your policy, your policy may lapse, unless the No Lapse Guarantee is in effect and you have satisfied its requirements. We will warn you if your policy is in danger of lapsing.


WHAT DEDUCTIONS AND CHARGES DO YOU HAVE TO PAY?


There are various deductions and charges associated with maintaining your Park Avenue SVUL policy. These charges are set forth in the Charges and Deductions Tables and in the section titled Deductions and charges.

Allocation options
--------------------------------------------------------------------------------
You choose where your net premiums and policy account value are invested. There are a number of variable investment options and a fixed-rate option. Your premiums and policy account value may be allocated to a maximum of twenty allocation options at any one time.

WHAT ARE YOUR ALLOCATION OPTIONS?

You choose where your net premiums and policy account value are invested. There are a number of variable investment options and a fixed-rate option. These options are discussed under Your allocation options. Your premiums and policy account value may be allocated to a maximum of twenty allocation options at any one time.

Each variable investment option invests in a series of a mutual fund. The value of these options, and your policy account value in them, will vary depending on the performance of the mutual funds. There is no minimum guaranteed policy account value for amounts allocated to the variable investment options and, if you invest in variable investment options, you will be subject to the risk that investment performance will be poor and that your policy account value will decrease. You could lose everything you invest and your policy could lapse without value unless you pay additional premium.



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2  P R O S P E C T U S                                             S U M M A R Y
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


Investment Risks
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Investment performance in the variable investment options may be unfavorable.
You could lose everything you invest and your policy could lapse without value if you do not pay additional premium. The rate of interest we declare for the fixed-rate option may decrease to the minimum guaranteed rate.

You will find the investment objectives, policies, risks, fees and expenses, and a comprehensive discussion of the risks of each of these funds listed in the accompanying prospectus for that fund. You should read the fund prospectuses carefully before investing in any variable investment option. For a summary of this information see The variable investment options.

Amounts allocated to the fixed-rate option earn a set rate of interest. You earn interest on the total that you have invested in the fixed-rate option, including interest you have earned in previous years. Interest accrues daily at a minimum annual interest rate of 4%. GIAC sets the rate of interest for the fixed-rate option in its sole discretion and you assume the risk that the rates we set might not exceed the minimum guaranteed rate. GIAC guarantees your principal and interest under this option.

Loan Risks
--------------------------------------------------------------------------------
Loans reduce the amount of policy account value available for withdrawal or surrender, or the amount we pay on the insured's death, by the amount of the indebtedness. Your policy may lapse if your indebtedness reduces the cash surrender value to zero. A loan also may have tax consequences.

CAN YOU TRANSFER THE MONEY IN YOUR POLICY AMONG DIFFERENT ALLOCATION OPTIONS?


To the extent that the money in your policy is not being held as collateral against a loan, you can transfer it among the variable investment options, and into the fixed-rate option, at any time. You may choose up to twenty allocation options at any time. We limit transfers out of the fixed-rate option. See The fixed-rate option.

DO YOU HAVE ACCESS TO THE MONEY YOU'VE INVESTED IN YOUR POLICY?

After your policy has been in force for one year, you may, within limits, make partial withdrawals of your policy's net cash surrender value. The net cash surrender value is your policy account value minus any surrender charges and policy debt.


You may also, within limits, borrow all or a portion of the loan value of your policy. There are risks associated with policy loans. When you take a policy loan, we transfer the amount of the loan out of the variable investment options and the fixed-rate option, and hold that amount in the Loan Account to serve as collateral. This loan collateral does not participate in the investment experience of those allocation options and the loan, therefore, can affect the policy value and death benefit over time whether or not the loan is repaid. Loans reduce the amount of your policy account value available for withdrawal or surrender, or the amount we pay on the insured's death, by the amount of any indebtedness. Your policy may lapse (terminate without value) if your indebtedness reduces the cash surrender value to zero. If you surrender the policy or allow it to lapse while a policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.

Surrender and Withdrawal Risks
--------------------------------------------------------------------------------
The policy is designed to meet long-term financial goals. Surrenders and partial withdrawals may have tax consequences, and the charges associated with surrenders may play a role in determining whether your policy will lapse.

Finally, you may at any time surrender your policy for the net cash surrender value. After you surrender your policy, you no longer have insurance coverage. A surrender charge applies for 9 policy years after the issue date. An additional surrender charge will be applicable for 9 years from the date of any increase in the face amount of the policy. It is possible that you will receive no net cash surrender value if you surrender your policy in the first few policy years. You should purchase the policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the policy if you intend to surrender it or make partial withdrawals in the near future. We designed the policy to meet long-term financial goals. The policy is not suitable as a short-term investment.



                                                          ----------------------
S U M M A R Y                                             P R O S P E C T U S  3
                                                          ----------------------

Even if you do not ask to surrender your policy, surrender charges and additional surrender charges may play a role in determining whether your policy will lapse (terminate without value), because surrender charges and additional surrender charges decrease the cash surrender value which is a measure we use to determine whether your policy will enter a grace period (and possibly lapse).

Surrenders and partial withdrawals may have tax consequences.

Tax Risks
--------------------------------------------------------------------------------
While there is some uncertainty about the application of federal tax law to the policy, we believe it is reasonable to conclude that increases in the value of your policy should not be taxed unless you make a withdrawal (or, in some cases, take a loan) or surrender your policy before the insured dies.


HOW IS YOUR POLICY AFFECTED BY TAXES?


We believe it is reasonable to conclude that your Park Avenue SVUL policy will be treated as a life insurance contract under federal tax law. However, due to limited guidance, there is some uncertainty about the application of the federal tax law to the policy, particularly with respect to policies issued on an insured who does not meet our insurance requirements for standard coverage. Assuming that your policy qualifies as a life insurance contract for federal income tax purposes, you should not be deemed to be in constructive receipt of the policy account value until there is a distribution from the policy. Moreover, death benefits payable under a policy should be excludible from the gross income of the beneficiary. As a result, the beneficiary generally should not have to pay U.S. federal income tax on the death benefit, although some other taxes, such as estate taxes, may apply.

Depending on the total amount of premiums you pay, the policy may be treated as a modified endowment contract ("MEC") under federal tax laws. If a policy is treated as a MEC, then surrenders, partial withdrawals, and loans under the policy will be taxable as ordinary income to the extent there are earnings in the policy. In addition, an additional 10% tax may be imposed on surrenders, partial withdrawals, and loans taken before you attain age 591/2. If the polcy is not a MEC, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a policy that is not a MEC are subject to the 10% additional tax. See Tax Considerations.

WHAT CHANGES CAN YOU MAKE TO YOUR POLICY?


Decreasing the face amount of the policy

On or after your first policy anniversary you may request a decrease in the face amount. The decrease must be at least $5,000, and at least one insured must be alive when we receive your request. The new face amount cannot be lower than GIAC's current minimum face amount. See Decreasing the face amount.

Increasing the face amount of the policy


Provided both insureds are living, on your first policy anniversary, and on each anniversary up to and including the anniversary nearest the younger insured's 70th birthday, you may request an increase in your policy's face amount. The increase is subject to evidence of insurability, and must be for at least $10,000. The amount of each increase will be treated as a separate policy segment, with its own underwriting class, cost of insurance rates, surrender charges, administrative charges, target premiums, and, during the first three policy years, minimum annual premium. See Increasing the face amount.



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4  P R O S P E C T U S                                             S U M M A R Y
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


Exchanging your Park Avenue SVUL policy for a fixed-benefit life insurance policy

At any time prior to the second policy anniversary, you may exchange all or a portion of your Park Avenue SVUL policy for a level premium fixed-benefit whole life insurance policy issued by GIAC or one of our affiliates. There may be a credit or a cost to be paid. See Special features of your policy.


Canceling your policy after it has been issued

You may cancel your policy by returning it with a written cancellation notice to either our customer service office or the agent from whom you bought the policy. You must do this within:

o     10 days after you receive your policy, or

o     45 days after you sign the completed application for your policy.

Longer periods may apply in some states. Once we receive your notice, we will refund all of the premiums you paid, and your policy will be considered void from the beginning. See Your right to cancel your policy.

Could your policy lapse?
--------------------------------------------------------------------------------
Your policy may lapse if you don't pay enough policy premium or if you have excess policy debt.



COULD YOUR POLICY LAPSE?

Your policy may lapse if its net cash surrender value is less than zero after deducting the monthly deduction in a given month, and you do not make the required premium payment within 61 days of the time the monthly deduction is due. For the first three years of your policy the No Lapse Guarantee ensures that your policy will not lapse, even if the net cash surrender value of your policy is insufficient to pay the policy's monthly deduction in a given month, so long as the No Lapse Guarantee Premium Test is met. See Premiums and No Lapse Guarantee.


Your policy may also lapse if you have not made a loan repayment 61 days after the monthly date on which the amount of any unpaid loans or interest exceeds your policy's cash surrender value.


We will warn you at least 30 days in advance if we see that your policy is in danger of lapsing. We will tell you the premium or the portion of your loan that you must pay in order to keep your policy in force, and will keep your policy in force if we receive the required payment when requested. See Grace Period.



                                                          ----------------------
S U M M A R Y                                             P R O S P E C T U S  5
                                                          ----------------------

--------------------------------------------------------------------------------
CHARGES AND DEDUCTIONS TABLES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. Certain of those fees and charges are payable only if you choose an optional policy feature. If the amount of the charge varies depending on the individual characteristics of the policyowner or insured -- such as age, sex, duration, face amount and underwriting class -- the tables below show the maximum and minimum charges we assess under the policy and the charges for a typical insured. The charges may not be typical of the charges you will pay. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer policy account value among the variable investment options and the fixed options.

=============================================================================================================
                                             Transaction Fees
=============================================================================================================
    Charge                    When Charge is Deducted                          Amount Deducted
=============================================================================================================
Premium Charge           When Premium is paid                 During the first 12 policy years, 8% of
                                                              premiums you pay in a policy year up to one
                                                              target premium and 4% of premiums you pay in
                                                              that policy year in excess of one target
                                                              premium.1 After the 12th policy year, 4% of
                                                              premiums that you pay in a policy year up to
                                                              one target premium, and no charge for
                                                              premiums paid in excess of one target premium
                                                              in that year.
-------------------------------------------------------------------------------------------------------------
Surrender Fees(2)        Upon full surrender or lapse of      Minimum first year charge: $2.51 per $1,000 of
                         the policy within the first 9        basic sum insured.
                         policy years of the initial face
                         amount and each increase in          Maximum first year charge: $45.60 per $1,000 of
                         face amount.                         basic sum insured.

                                                              Charge for a male, non-smoker, issue age 54,
                                                              in the preferred underwriting class, and a
                                                              female, non-smoker, issue age 53, in the
                                                              preferred plus underwriting class with a
                                                              policy face amount of $2,000,000 in the first
                                                              policy year upon surrender: $11.33 per $1,000
                                                              of basic sum insured.
-------------------------------------------------------------------------------------------------------------
Transfers Fees           The charge is not currently          $25 per transfer after the 12th transfer in a
                         imposed. We reserve the right to     policy year.
                         impose the charge at the time of
                         transfer after the 12th transfer
                         in a policy year.
===========================================================================================================

(1) The amount of the target premium for a policy depends on the younger insured's age, underwriting class and sex (unless gender-neutral rates are required by law). The minimum amount of target premium for the policy is $2.79 per $1,000 of face amount and the maximum amount is $60.00 per $1,000 of face amount.
(2) The surrender charge decreases every year until it reaches 0% by the beginning of the 10th policy year following the initial face amount and each increase in face amount. Surrender charges vary based on the insureds' ages, sexes, underwriting classes and face amount for the initial face amount and each increase in face amount. The surrender charge shown in the table may not be representative of the charges you will pay. You can obtain more information about your surrender charge by contacting our customer service office.




----------------------
6  P R O S P E C T U S                                             S U M M A R Y
----------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including the fees and expenses of the underlying fund companies. "Optional Charges" are the charges we deduct if you choose to add optional benefits by rider.


=============================================================================================================
                                             Periodic Fees(1)
=============================================================================================================
    Charge                    When Charge is Deducted                          Amount Deducted
=============================================================================================================
Cost of Insurance(2):    Monthly                              Minimum first year guaranteed charge: $0.00009
                                                              per $1,000 of net amount at risk (NAR) for
                                                              both insureds, underwriting class preferred
                                                              plus or preferred; $0.00011 per $1,000 of NAR
                                                              for both insureds, underwriting class
                                                              standard.

                                                              Maximum first year guaranteed charge: $83.33
                                                              per $1,000 of NAR for all underwriting
                                                              classes.

                                                              First year guaranteed charge for a
                                                              representative policyowner that consists of a
                                                              male, non-smoker, issue age 54, in the
                                                              preferred underwriting class and a female,
                                                              non-smoker, issue age 53, underwriting class
                                                              preferred plus with a policy face amount of
                                                              $2,000,000: $0.00311 per $1,000 of NAR.

                                                              See notes for current charge(3)
-------------------------------------------------------------------------------------------------------------
Mortality and            Monthly                              The guaranteed annual charge is 0.85% of the
  Expense Risk                                                policy account value in the variable
                                                              investment options through the 12th policy
                                                              anniversary(4).

                                                              See footnote 5 for current charge(5)
-------------------------------------------------------------------------------------------------------------
Policy Fee               Monthly                              $7.50
-------------------------------------------------------------------------------------------------------------
Administrative           Monthly for the first 12 policy      Minimum charge: $0.09 per $1,000 of basic sum
  Charge(6)              years or first 12 years after        insured.
                         each face amount increase
                                                              Maximum charge: $0.65 per $1,000 of basic sum
                                                              insured.

                                                              Charge for a representative policyowner that
                                                              consists of a male, non-smoker, issue age 54,
                                                              in the preferred underwriting class and a
                                                              female, non-smoker, issue age 53, underwriting
                                                              class preferred plus with a policy face amount
                                                              of $2,000,000: $0.18 per $1,000 of basic sum
                                                              insured.
-------------------------------------------------------------------------------------------------------------
Administrative Charge    Monthly for the first 12 years        $0.01 per $1,000 of the ASI face amount.
  Additional Sum         after issue
  Insured (ASI)
-------------------------------------------------------------------------------------------------------------
Administrative Charge    Monthly for the first 12 years        $0.01 per $1,000 of the Survivorship AART
  Survivorship           after issue                           face amount.
  Adjustable Annual
  Renewable Term
  (AART)
-------------------------------------------------------------------------------------------------------------
Interest on Policy       Annually on your policy              5% annually on all outstanding policy debt
Loans                    anniversary                          until the 20th policy anniversary(7)
=============================================================================================================



                                                          ----------------------
S U M M A R Y                                             P R O S P E C T U S  7
                                                          ----------------------


=============================================================================================================
                                        Periodic Fees(1) (continued)
=============================================================================================================
    Charge                    When Charge is Deducted                          Amount Deducted
=============================================================================================================
Optional Charges(8)
-------------------------------------------------------------------------------------------------------------
Survivorship             Monthly                              Minimum first year guaranteed charge: $0.00009
  Adjustable annual                                           per $1,000 of survivorship AART rider face
  renewable term                                              amount for both insureds underwriting class
  rider (AART)                                                preferred plus or preferred; $0.00011 per
                                                              $1,000 of survivorship AART rider face amount
                                                              for both insureds underwriting class standard.

                                                              Maximum first year guaranteed charge: $83.33
                                                              per $1,000 of survivorship AART rider face
                                                              amount for all underwriting classes.

                                                              See notes for current charge(9,10).

                                                              First year guaranteed charge for a
                                                              representative policyowner that consists of a
                                                              male, non-smoker, issue age 54, in the
                                                              preferred underwriting class and a female,
                                                              non-smoker, issue age 53, in the preferred
                                                              plus underwriting class with a policy face
                                                              amount of $2,000,000: $0.00311 per $1,000 of
                                                              survivorship AART rider face amount.(10)
-------------------------------------------------------------------------------------------------------------
  Policy Split Option    N/A                                  There is no charge for this rider
  rider
-------------------------------------------------------------------------------------------------------------
  Guaranteed             Monthly                              $0.01 per $1,000 of basic sum insured,
  coverage rider                                              additional sum insured and survivorship AART
  (GCR)
-------------------------------------------------------------------------------------------------------------
  Single life term       Monthly                              Minimum first year guaranteed charge: $0.08 per
  rider SLTR                                                  $1,000 of SLTR rider face for underwriting
                                                              class preferred plus and preferred; $0.10 per
                                                              $1,000 of SLTR rider face for underwriting
                                                              class standard.

                                                              Maximum guaranteed charge: $83.33 per $1,000
                                                              of SLTR rider face for all underwriting
                                                              classes

                                                              First year guaranteed charge for a
                                                              representative policyowner: $0.59 per $1,000
                                                              of SLTR rider face for the male insured and
                                                              $0.44 per $1,000 of SLTR rider face amount for
                                                              the female insured.(11)

                                                              See notes for current charges(11,12)
-------------------------------------------------------------------------------------------------------------
  Select security        N/A                                  There is no charge for this rider
  rider
--------------------------------------------------------------------------------------------------------------
  Exchange of            N/A                                  There is no charge for this rider
  insureds rider
============================================================================================================

(1) Does not include operating fees and expenses of the underlying funds. Monthly fees are not deducted after the policy anniversary closest to the younger insured's 100th birthday.
(2) The cost of insurance charge varies based on the insured's age, policy duration, sex, underwriting class and face amount for the initial face amount and each increase in face amount. Any additional rating charges applicable to insureds who do not satisfy our insurance requirements for standard insurance are added to the cost of insurance charge. The cost of insurance charge shown may not be representative of the charges that you will pay. For more details, contact your registered representative.
(3) The minimum current first year cost of insurance charge is $0.00001 per $1,000 of NAR, the maximum current first year cost of insurance charge is $24.53 per $1,000 of NAR, and the current first year cost of insurance charge is $0.00041 per $1,000 of NAR, for a representative policyowner that consists of a male, issue age 53, in the preferred underwriting class, and a female, issue age 53 underwriting class preferred plus with a face amount of $2,000,000.
(4) After the 12th policy anniversary, the guaranteed annual charge declines to 0.65% of the policy account value in the variable investment options, up to the account value breakpoint, plus 0.45% on the amount in excess of the account value break point.
(5) The current annual charge for the mortality and expense risk fee is 0.60% of the policy account value in the variable investment options through the 12th policy anniversary, then 0.40% up to the account value breakpoint plus 0.20% on the amount in excess of the account value breakpoint thereafter. (The "account value breakpoint" is equal to $100,000 less any policy account value allocated to the fixed-rate option available under the policy, but not less than zero.)



----------------------
8  P R O S P E C T U S                                             S U M M A R Y
----------------------

(6) The administrative charge is based on the insured's age, sex, and underwriting class for the initial face amount and each increase in face amount. The administrative charge shown in the table may not be representative of the charges you will pay. For more details, contact your registered representative.
(7) After the 20th policy anniversary, the annual rate falls to 4.5% for all outstanding and new policy loans.
(8) Optional charges are the charges that we deduct if you choose to add optional benefits riders.
(9) The minimum current first year cost of insurance charge if both insureds are non-substandard rated is $0.00001 per $1,000 of survivorship AART face amount. The maximum current cost of insurance charge if both insureds are non-substandard rated is $24.53 per 1,000 of survivorsip AART face amount. The current first year cost of insurance charge is $0.00041 per $1,000 of survivorship AART face amount for a representative policyowner that consists of a male, non-smoker, issue age 54, underwriting class preferred; and female, non-smoker, issue age 53, underwriting class preferred plus with survivorship AART face amount of $2,000,000.
(10) The charge for the Survivorship adjustable annual renewable term rider varies based on individual characteristics of the insured. The charge shown may not be representative of the charges that you will pay. For more details, contact your registered representative.
(11) The charge for the Single life term rider varies based on individual characteristics of the insured. The charge shown may not be representative of the charges that you will pay. For more details, contact your registered representative.
(12) Minimum first year current charge if both insureds are non-substandard rated: $0.03 per $1,000 of SLTR rider face amount. Maximum current charge if both insureds are non-substandard rated: $33.04 per $1,000 of SLTR rider face amount. First year current charge for a representative policyowner that consists of a male, non-smoker, issue age 54, underwriting class preferred; and female, non-smoker, issue age 53, underwriting class preferred plus with a SLTR face amount of $2,000,000:
      $0.27 per $1,000 of SLTR rider face amount for the male insured and $0.13 per $1,000 of SLTR rider face amount for the female insured.

The next table describes the fees and expenses of the underlying mutual funds associated with the variable investment options for the fiscal year ended December 31, 2002. The table shows the minimum and maximum fees and expenses charged by any of the underlying mutual funds to cover advisory fees and other expenses. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

Annual Underlying Mutual Fund Operating Expenses (expenses that are deducted from the assets of the underlying mutual funds)


                                                            Minimum      Maximum

  Management Fees                                           ______%  __  ______%


  Distribution [and/or Service] (12b-1) Fees                ______%  __  ______%


  Other Expenses                                            ______%  __  ______%


  Total Gross Annual Underlying Mutual Fund Operating
    Expenses (before applicable waivers and
    reimbursements)(1)                                      ______%  __  ______%

                                                            Minimum      Maximum

(1) Total Net Annual Underlying Mutual Fund
    Operating Expenses (after applicable waivers
    and reimbursements)                                     ______%      ______%

The minimum fee is charged by the _________________ Fund and the waivers and reimbursements reflected in the charge are [expected to remain in place through ___________________] terminable at any time by the board of directors.

The maximum fee is charged by the _________________ Fund and the waivers and reimbursements reflected in the charge are [expected to remain in place through ________________________] terminable at any time by the board of directors.

The fee and expense information regarding the underlying fund portfolios was provided by those portfolios.



                                                          ----------------------
S U M M A R Y                                             P R O S P E C T U S  9
                                                          ----------------------

The Park Avenue VUL policy diagram(1)
--------------------------------------------------------------------------------

POLICY PREMIUMS                         o-------------- Less ------> Premium charge
                 |
                 |
                 |
                 |

POLICY ACCOUNT VALUE

THE SEPARATE ACCOUNT
                                                                     Fund level expenses
THE MUTUAL FUNDS                         o------------- Less ------> Advisory fees and other expenses
(including any investment return)

Guardian Investor Services LLC
The Guardian Stock Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund
The Guardian VC 500 Index Fund
The Guardian Small Cap Stock Fund
The Guardian Bond Fund
The Guardian Cash Fund

Guardian Baillie Gifford Limited
Baillie Gifford International Fund
Baillie Gifford Emerging Markets Fund

Value Line, Inc.
Value Line Centurion Fund                                            Policy level expenses
Value Line Strategic Asset Management Trust  o--------- Less ------> Monthly deductions
                                                                     o Administrative charges
Gabelli Funds, LLC                                                   o Mortality and expense risk charge
Gabelli Capital Asset Fund                                           o Charge for the cost of insurance
                                                                     o Charge for additional insurance benefits
Davis Selected Advisers, LP
Davis Financial Portfolio
Davis Real Estate Portfolio
Davis Value Portfolio

Janus Capital Management LLC
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Capital Appreciation Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio

Massachusetts Financial Services Company
MFS Emerging Growth Series
MFS Total Return Series
MFS Investors Trust Series
MFS Research Series
MFS New Discovery Series

A I M. Advisors, Inc
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
AIM V.I. Global Utilities Fund

Fidelity Managment & Research Company
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Equity Income Portfolio
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Mid Cap Portfolio

Alliance Capital Management L.P.
Alliance Growth & Income Portfolio
Alliance Premier Growth Portfolio
Alliance Technology Portfolio
AllianceBernstein Value Portfolio

FIXED-RATE OPTION               LOAN ACCOUNT
(plus interest credited)        (plus loan interest account)

                                 o-------------------- Less-------> Transaction deductions
                                                                    o Surrender charge
---------------------------------------------
CASH SURRENDER VALUE
---------------------------------------------
                                 o-------------------- Less-------> Policy Debt
---------------------------------------------
NET CASH SURRENDER VALUE
---------------------------------------------

--------------------------------------------------------------------------------

(1) This diagram excludes the transfer charge which is not being imposed currently. Interest on policy debt and repayments of policy debt are also not reflected in the diagram.


-----------------------
10  P R O S P E C T U S                                            S U M M A R Y
-----------------------

--------------------------------------------------------------------------------
ABOUT THE PARK AVENUE SVUL POLICY
--------------------------------------------------------------------------------


THIS SECTION provides detailed information about your policy. It explains your rights and responsibilities under the policy, and those of GIAC. Because the laws and regulations that govern the policy vary among the jurisdictions where the policy is sold, some of the policy's terms will vary depending on where you live. These terms of your policy will be outlined in the policy we send you.


--------------------------------------------------------------------------------

Issuing the policy
--------------------------------------------------------------------------------
A Park Avenue SVUL insurance policy must have basic sum insured coverage of at least $250,000.

ISSUING THE POLICY

A Park Avenue SVUL insurance policy must have basic sum insured coverage of at least $250,000. To issue a policy:

o the insureds must be between 20 and 90 and meet our insurance requirements,

o     no more than one of the insureds can be in the uninsurable risk class, and

o     you must live in a state or jurisdiction in which we offer the policy.

If you are interested in exchanging an existing policy for a Park Avenue SVUL policy, we recommend that you speak with your lawyer or tax adviser first. Replacing your existing policy may not be advantageous.

Some jurisdictions do not allow insurance companies to provide different benefits based on the sex of the insured. For these jurisdictions we offer a version of the Park Avenue SVUL policy with the same benefits for men and women.

Backdating your policy

Under certain circumstances we will backdate your policy if you ask us to, giving you a policy date up to six months before the application was actually signed. Backdating your policy will only be allowed if it would allow you to qualify for a lower premium because the insureds were younger on an earlier policy date. On the date the policy is actually issued, we deduct the monthly deductions due from the backdated policy date to the issue date. We will not backdate a policy to a date before which the policy was available in the state of issue.


                                                         -----------------------
A B O U T  T H E  P O L I C Y                            P R O S P E C T U S  11
                                                         -----------------------

The Policyowner
--------------------------------------------------------------------------------
The policyowner is the person named on the application as the owner of the policy. You may own a policy jointly with more than one person. A policyowner does not have to be the insured.

THE POLICYOWNER

The policyowner is the person named on the application as the owner of the policy. You may own a policy jointly with more than one person. A policyowner does not have to be an insured. While the insured is living, only the policyowner named in our records has the right to exercise rights granted by the policy unless ownership of the policy has been assigned to someone else. Except for transfers, all of the policy's joint owners must approve policy transactions or changes in writing, including assigning ownership of the policy to someone else. When a joint policyowner dies, we will divide his or her share of the policy equally among the other policyowners, unless the deceased policyowner has indicated otherwise.

If you want to change the policyowner, you must request it in writing in a form acceptable to us. Your request must be signed and dated by all of the policyowners. The change will be made effective on the date your request was signed, but will not apply to any payments or actions taken before we receive your request.

If you are not an insured and die before the surviving insured, your estate (or if there had been joint owners, the estate of the last surviving joint owner) becomes the policyowner, unless you have named someone to take over ownership of the policy (a successor owner). If you are both the policyowner and the surviving insured, a successor owner may not be named, because the policy ends when you die.

The Beneficiary
--------------------------------------------------------------------------------
The beneficiary is the person you name to receive the proceeds when the surviving insured dies.

THE BENEFICIARY

The beneficiary is the person you name to receive the proceeds when the surviving insured dies. You can change the beneficiary until the insured dies. Also, you may name a `contingent' beneficiary, who will receive the proceeds if the first beneficiary dies before the surviving insured, or a second or `concurrent' beneficiary, who will receive a portion of the proceeds when the surviving insured dies. The beneficiary must live longer than the surviving insured to qualify as a beneficiary, and has no rights under the policy until the surviving insured dies. If the surviving insured outlives all of the beneficiaries named in the policy, then the policyowner or the policyowner's estate becomes the beneficiary. If you want to change the beneficiary, you must give us your instructions in writing in a form acceptable to us. Your request must be signed and dated by all of the policyowners listed in our records. The change is made effective on the date your request was signed, but will not apply to any payments or actions taken before we receive your request.


-----------------------
12  P R O S P E C T U S                            A B O U T  T H E  P O L I C Y
-----------------------

--------------------------------------------------------------------------------
BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

ADDITIONAL SUM INSURED

If you choose death benefit Option 1 at issue, you may purchase an additional sum insured under the policy. This feature is only available at issue. If you wish to increase your face amount at any time thereafter, we will issue a new policy segment for the amount of the increase. See Increasing the face amount. The additional sum insured provides a level death benefit to age 100 of the younger insured. The amount of this coverage, if any, plus the basic sum insured are the two components of your policy's initial face amount. The minimum additional sum insured amount you can purchase is $25,000; the maximum amount cannot exceed 400% of the basic sum insured.

Coverage provided by the additional sum insured will be treated like coverage provided by the basic sum insured. In particular:

o it will affect the minimum death benefit under Section 7702 of the Internal Revenue Code; and

o it will affect the calculation of premiums for determining whether the policy is a modified endowment contract.

See Deductions and charges; Death benefit options; and Tax considerations.

You should consider several factors in deciding whether to purchase coverage as basic sum insured or additional sum insured, including:

o The additional sum insured has no additional surrender charges and the administrative charge is lower than the administrative charge for a comparable amount of basic sum insured.

o Cost of insurance rates for the additional sum insured are the same as for the basic sum insured.

o     The target premium for the additional sum insured is zero.

o The amount of premium charges you will pay may be less if you purchase coverage as additional sum insured, rather than basic sum insured.

o If the coverage provided by the additional sum insured is greater than the coverage under the basic sum insured at issue, you cannot purchase the Guaranteed Coverage rider.

o If you purchase an additional sum insured, you may not purchase coverage under the adjustable annual renewable term insurance rider.

You may purchase additional sum insured coverage only at issue and only if you select Option 1. If you change your death benefit option at any time, we will terminate the additional sum insured. Once terminated, the additional sum insured cannot be reinstated.

This option may not be available in all jurisdictions. Please check with your registered representative.


                                                         -----------------------
B E N E F I T S   A N D   P O L I C Y   V A L U E S      P R O S P E C T U S  13
                                                         -----------------------

NO LAPSE GUARANTEE

The No Lapse Guarantee ensures that your policy will not lapse, even if high surrender charges, poor investment performance, or excess policy debt mean that the net cash surrender value of your policy is not enough to pay the policy's monthly deductions on a monthly processing date. This guarantee is in effect for the first three years of your policy so long as the No Lapse Guarantee Premium Test is met.

To meet this test, as of the most recent monthly processing date, you must have paid at least as much into your policy (minus any withdrawals or policy debt) as the sum of minimum annual premiums up to this date, as stated on page 3 of your policy. To calculate your minimum annual premium for the current policy year, we multiply your minimum annual premium by a ratio equal to:

 the number of completed policy months since the last policy anniversary plus 1
 ------------------------------------------------------------------------------
                                       12

If you increase the face amount of your policy after the first policy year, your minimum annual premium will change, which in turn changes the amount that you must contribute in order to meet the No Lapse Guarantee Premium Test. As of the most recent monthly processing date, you must have paid at least as much into your policy (minus any withdrawals or policy debt) as the original minimum annual premium for the period up to the increase, plus the new minimum annual premium for the period after the increase in your policy's face amount, multiplied by a ratio equal to:

         the number of completed policy months since the increase plus 1
         ---------------------------------------------------------------
                                       12

If your policy does not meet the No Lapse Guarantee Premium Test, and the cash value is insufficient to cover the monthly deduction, you will have a 61-day grace period from that date to make a required premium payment or loan repayment if there is outstanding policy debt. If you do not make the required payment, the policy will lapse.


Death benefit options
--------------------------------------------------------------------------------
You have a choice of three death benefit options with this policy. If a fixed amount of insurance coverage and potentially lower monthly deductions best fits your needs, you should choose Option 1. If you want the potential to increase the amount of your insurance coverage beyond your policy's face amount you should choose Option 2. If you want to recapture the premiums you have paid into the policy, you should choose Option 3. See accompanying text for details.


DEATH BENEFIT OPTIONS


You have a choice of three death benefit options with this policy. You should choose the death benefit option that best meets your insurance needs and investment objectives. If a fixed amount of insurance coverage and potentially lower monthly deductions best fit your needs you should choose Option 1. If you want the potential to increase the amount of your insurance coverage beyond your policy's face amount you should choose Option 2. If you want to recapture the premiums you have paid into the policy, you should choose Option 3.



-----------------------
14  P R O S P E C T U S      B E N E F I T S   A N D   P O L I C Y   V A L U E S
-----------------------

Minimum death benefit
--------------------------------------------------------------------------------
The minimum death benefit required under Section 7702 of the Internal Revenue Code on any monthly processing date is the policy account value multiplied by the death benefit factor shown in your policy on page 4.

Option 1

Under Option 1, your death benefit on any monthly processing date prior to the policy anniversary nearest the younger insured's 100th birthday is the greater of:

o     the face amount; or

o the minimum death benefit required under Section 7702 of the Internal Revenue Code.

Under this option, if your investments perform well or you contribute more than the minimum annual premium and the policy account value increases by a sufficient amount, then the net amount at risk will be lower. When this happens, the amount that we deduct for the cost of insurance charges each month may also go down.

Option 2

Under Option 2, your death benefit on any monthly processing date prior to the policy anniversary nearest the younger insured's 100th birthday is the greater of:

o     the face amount plus the policy account value, if positive, or

o the minimum death benefit required under Section 7702 of the Internal Revenue Code.

Under this option, your death benefit will vary based on your investment performance and the premiums you pay. Even if your investments perform poorly, your death benefit will never be lower than the face amount. The net amount at risk will not change unless we have to increase the death benefit to comply with
Section 7702 of the Internal Revenue Code.

Option 3

Under Option 3, your death benefit on any monthly processing date prior to the policy anniversary nearest the younger insured's 100th birthday is the greater of:

o     the face amount plus net accumulated premiums, or

o the minimum death benefit required under Section 7702 of the Internal Revenue Code.

Under this option, as under Option 1, if your investments perform well, or you contribute more than the minimum annual premium and the policy account value increases by a sufficient amount, then the net amount at risk will be lower. When this happens, the amount that we deduct for the cost of insurance charges each month may also go down.

Regardless of which option you choose, after the policy anniversary closest to the younger insured's 100th birthday, whether or not the younger insured is alive, the death benefit is the policy account value. The tax consequences of continuing the policy beyond the younger insured's 100th birthday are unclear. You should consult a tax adviser for more information.


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B E N E F I T S   A N D   P O L I C Y   V A L U E S      P R O S P E C T U S  15
                                                         -----------------------

If you make a partial withdrawal from your policy between the most recent monthly processing date and the death of the insured, the death benefit under all options will be reduced by the amount of your withdrawal. Under Option 3, the death benefit will be increased by the amount of any premium paid between the most recent monthly processing date and the date of death of the insured.

To qualify as insurance under the Internal Revenue Code, all three options must pay at least the minimum death benefit required under Section 7702. We calculate this minimum using the Guideline Premium and Cash Value Corridor Test (Guideline Premium Test).


The minimum death benefit required on any monthly processing date is equal to the policy account value on that date multiplied by the death benefit factor shown in your policy.


CHANGING YOUR DEATH BENEFIT OPTION

On any policy anniversary you may change your death benefit option, as long as either insured is alive when we make the change. You must send us your instructions in writing at our customer service office. Such changes take effect on the policy anniversary following or coinciding with our receipt of the request. Changing the death benefit option may have adverse tax consequences. You should consult a tax adviser before doing so.

If you change the death benefit option, we will change the policy's face amount to keep the death benefit the same immediately before and after the change.


We will not permit any change if it results in a reduction of the face amount below our minimum face amount, currently $250,000. We will not approve any request to change from Option 1 or Option 2 to Option 3.


Any increase is applied directly to the initial face amount. A decrease reduces coverage in the same manner as a requested face amount decrease. See Decreasing the face amount.

We won't deduct a surrender charge or impose new surrender charges in connection with changes in the death benefit option.

PAYING THE DEATH BENEFIT

We will pay a death benefit to the beneficiaries named in your policy when we receive proof that the surviving insured has died while the policy was in effect. You must also provide us, at our customer service office, with due proof of the death of the first of the insureds to die as soon as death occurs, or as soon thereafter as is reasonably possible. If there is reason to dispute the policy, then we may delay the payment of death benefits. See Limits to GIAC's right to challenge a policy.


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16  P R O S P E C T U S      B E N E F I T S   A N D   P O L I C Y   V A L U E S
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


POLICY VALUES


The following is a detailed breakdown of how we calculate the different values associated with your policy.

Amounts in the Separate Account


Any net premiums that you allocate or transfer to a variable investment option are used to buy shares in the mutual fund corresponding to the variable investment option, according to your instructions. We will sell these shares when you make a withdrawal, transfer or take a policy loan, or when we withdraw your monthly deduction, or make dollar cost averaging transfers. Based on the value of each share on the transaction date, we will sell the number of shares needed to cover the cost of that transaction. To reflect how investment performance affects policy account value, we determine a unit value for each variable investment option. Unit values will vary among variable investment options. To calculate the value of your investment in a particular variable investment option, multiply the unit value of the option by the number of units you own. Unit values change based on the investment performance of mutual fund shares. We calculate the unit value for each variable investment option at the end of each business day. Note that you bear all risks associated with the investments in the Separate Account.


Policy account value

Your policy account value is the total value of the investments held in your policy. This includes the value of your allocations to the fixed-rate and variable investment options, and any policy values that may be in the Loan Account or the Loan Interest Account as collateral for a policy loan. It is calculated as:

o     net premiums that you contribute to your policy; plus or minus

o any profit or loss generated by your policy account value in the variable investment options; plus

o any interest you earn on allocations to the fixed-rate option or interest we credit on the Loan Account and the loan interest account; minus

o     your total monthly deductions; minus

o     any partial withdrawals you've made, minus

o     any transfer charges.


Policy account value varies from day to day. We do not guarantee a minimum policy account value.


Cash surrender value and net cash surrender value

Cash surrender value is the policy account value minus any surrender charges. The amount of your surrender charge is based on the insureds' ages, sexes, underwriting classes, the amount of the basic sum insured, and a number of actuarial assumptions. There are no surrender charges after your policy or any face amount increase has been in effect for 9 years


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                                                         -----------------------

Cash surrender value and net cash surrender value
--------------------------------------------------------------------------------
Cash surrender value is the policy account value minus any surrender charges. There are no surrender charges after your policy or any face amount increase has been in effect for a maximum of 9 years. The net cash surrender value is the amount you would actually receive if you surrendered your life insurance policy.


(in some cases the surrender charge period may be less than 9 years). Net cash surrender value is the amount you would actually receive if you surrendered your life insurance policy. It is your policy account value minus any surrender charges and policy debt.


The value of any investments in the variable investment options may increase or decrease daily depending on how well the investments perform. A combination of partial withdrawals, policy loans, unfavorable investment performance, surrender charges and the ongoing monthly deduction can cause a policy's net cash surrender value to drop below zero. Even if this happens, the policy will not lapse during the first three policy years if the No Lapse Guarantee is in effect and the No Lapse Guarantee Premium Test is satisfied. See No Lapse Guarantee. Certain rider benefits available under the policy may also prevent your policy from lapsing. See Appendix B.



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-----------------------

--------------------------------------------------------------------------------
PREMIUMS, DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

PREMIUMS

Your policy will take effect once you have paid your initial premium, but not before your policy's issue date. Once it has taken effect you decide the amount of your premium payments and when you want to make them. However, your premiums must meet certain requirements for your policy to remain in force.

Your initial premium must equal at least one sixth of your minimum annual premium. The minimum annual premium is outlined in your policy, and is used to calculate your initial premium and compliance with the No Lapse Guarantee Premium Test. If the policy is to be issued based on premium payments made through a pre-authorized checking plan (i.e., Guard-o-matic), the initial premium must equal two pre-authorized payments.

When you set up your policy, you must choose a planned premium. This is the premium that you intend to pay periodically. We will send you a reminder when your planned premium is due, annually, semi-annually or quarterly, as requested unless you are your premiums through a pre-authorized checking plan. You are under no obligation to pay this premium as long as the net cash surrender value is sufficient to pay the monthly deduction when due.

All premiums must be paid to GIAC's customer service office. Each premium you pay must be at least $100, unless you are paying through a pre-authorized checking plan, in which case each premium must be at least $25. GIAC reserves the right, from time to time, to establish administrative rules that set forth acceptable forms of premium payments. Premium payments that are not deemed acceptable under these rules will be returned to the policyowner and not credited to the policy. No premiums may be paid after the policy anniversary closest to the insured's 100th birthday.

We may limit the amount that you can pay into your policy, including refusing or refunding premiums you pay, to attempt to preserve your policy's treatment as life insurance under federal tax laws.

Under the guideline premium test, the maximum premium we will accept in any policy year is the greatest amount that will not violate Section 7702. We will refund to you any portion of a premium payment that violates these section 7702 limits with interest at an annual rate of 6% within 60 days of receipt of such premium.

Crediting payments

When you make a payment towards your policy, we will credit it according to your instructions. If you do not provide specific instructions, we will use the payment:

o     first to repay any policy debt

o     then, as a premium payment.


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P R E M I U M S ,   D E D U C T I O N S                  P R O S P E C T U S  19
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

We normally credit your payment and allocate the net premium as of the business day we receive it, as long as we receive it at our customer service office by the close of the business day, which is 4:00 p.m. New York time. However, any payments that we receive before your policy has been issued will be held and credited on the policy issue date, and any payments that we receive after your policy has been issued that require additional underwriting will be held and credited as of the date the underwriting process is complete.

See How your premiums are allocated and Policy loans for specific information on how your payments are distributed among the fixed-rate and variable investment options.

Investing net premiums
--------------------------------------------------------------------------------
When you make a payment towards your policy, the amount that remains after we deduct the premium charge is the net premium. We invest your net premiums according to your instructions. When net premiums have been invested, they become part of your policy account value.

How your premiums are allocated

When you make a payment towards your policy, the amount that remains after we deduct the premium charge (see Deductions and charges) is the net premium. We invest your net premiums in the fixed-rate and/or variable investment options according to your instructions. When net premiums have been invested they become part of your policy account value.

As part of your initial application, you tell us how you would like your net premiums distributed among the various allocation options. The percentage you choose for each allocation option must be in whole numbers, and the total must equal 100%. You may change how your net premiums are invested at any time by telling us in writing at our customer service office or by calling 1-800-441-6455. Before you can request a future allocation change by telephone, you must first establish a Personal Identification Number (PIN). You can establish a PIN by sending us an executed Telephone Fund Transfer/Premium Allocation Change Form. Contact your Registered Representative or call 1-800-441-6455 to obtain a copy of this form. The change will be effective on and after the date we receive your instructions at our customer service office, but will not affect any existing policy values. To change the allocation of these amounts, you must effect a transfer. See Transfers between the investment options.

Currently you may invest your net premiums and policy account value in up to 20 different allocation options, although we reserve the right to change this number from time to time.

Default

During the first three years of your policy, it is protected from lapsing by the No Lapse Guarantee as long as the No Lapse Guarantee Premium Test is met. This feature guarantees that your policy will not lapse, even if its net cash surrender value is not enough to pay your policy's monthly deduction on a monthly processing date. See No Lapse Guarantee.

If your policy does not meet this test, and your net cash surrender value isn't enough to cover your monthly deduction (or you have borrowed too much - see below), you will have a 61-day grace period to make a required payment. We will tell you that your policy is in danger of lapsing, and the premium payment or loan repayment you must pay to keep it from lapsing, at least 30 days before the end of this grace period. If you must make a premium payment, the premium required will be the lesser


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20  P R O S P E C T U S                  P R E M I U M S ,   D E D U C T I O N S
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

of (i) the amount of the deficiency in the net cash surrender value, plus three times your policy's current monthly deduction or (ii) the amount necessary for your policy to meet the no lapse Guarantee Premium Test, plus one quarter of the minimum annual premium. If we do not receive the requested payment by the end of the 61-day grace period, the policy will lapse.

After the No Lapse Guarantee has ended, your policy will go into default if its net cash surrender value is less than the monthly deduction due at each monthly processing date. We will give you a 61-day grace period from the date of default to make a required payment. We will tell you that your policy is in danger of lapsing, and the premium or loan repayment you must pay to keep it from lapsing, at least 30 days before the end of this grace period. The required premium will be an amount equal to the difference between the monthly deduction due and the net cash surrender value, plus three times your policy's current monthly deduction.

If we do not receive the required payment by the end of the 61-day grace period, your policy will lapse without value.

Your policy will also go into default if the amount of any unpaid policy loans and interest, which is your policy debt, exceeds the value of the investments in your policy, minus any surrender charges. We will then tell you that a loan repayment is required. Your policy will lapse 61 days from the default date if you do not make the required loan repayment. The required repayment will be the amount by which policy debt exceeds cash surrender value. If the surviving insured person dies after we have mailed our notice that a loan repayment is due, but before the 61-day grace period is up, we will pay the beneficiary the policy's death proceeds minus the unpaid policy debt.


Once your policy has lapsed it cannot be reinstated.


DEDUCTIONS AND CHARGES


GIAC makes various deductions and charges that are required to maintain your Park Avenue SVUL policy. These charges cover certain costs we incur with respect to the policies, including


o the cost of underwriting, issuing and maintaining the policies, including preparing and sending billing notices, reports and policy owner statements, communications with insurance agents and other overhead costs.

o the risk that those insured under the policies may not live as long as we estimated when we issued the policy, and our administrative expenses may also be higher than expected.

o the cost of paying death benefits, especially in the early policy years when the policy account value may be far below the death benefit we pay if the insured dies.

o our sales and promotional expenses, commissions, and local, state and federal taxes. You may not claim the portion of these charges used to pay taxes as a federal income tax deduction.


                                                         -----------------------
P R E M I U M S ,   D E D U C T I O N S                  P R O S P E C T U S  21
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


The amount of a charge does not necessarily correspond to our costs in providing the service or benefits associated with a particular policy. For example, the premium charge and the surrender charge may not cover all of our actual sales expenses for the policies, and proceeds from other charges, including the mortality and expense risk charge and cost of insurance charges, may be used in part to cover sales expenses. There may be a guaranteed, or maximum, charge and a current charge. The guaranteed or maximum charge is the most that we can charge you for a particular item. The current charge is what we are now charging for that item. We have the right to increase the current charge up to the maximum charge. We will tell you if we increase these charges. Once deductions and charges are taken from your policy they do not contribute to the value of your policy.

All of the deductions and charges are summarized and explained below. Contact our customer service office for more information about the deductions and charges. For information regarding compensation paid for the sale of the policies, see Distribution of the policies.

TRANSACTION FEES

When you ask us to make certain transactions, we will take a transaction deduction from your policy account value. Except as described differently below, we will make these deductions from your policy account value invested in the variable investment options, until these are exhausted, and then from your fixed-rate option.


Premium charge

During each of the first 12 policy years after issue or after an increase in coverage, a charge of 8% is deducted from each premium you pay until you have paid one target premium in a policy year and 4% is deducted from premiums paid in excess of the target premium. After the 12th year, this charge drops to 4% for premiums paid in a policy year until you have paid one target premium in a policy year and no charge for premiums paid in excess of one target.


Your policy has a separate target premium for the initial face amount and for any additional coverage you have added through any increase in face amount (each separate face amount increase is referred to as a policy segment). The target premium amount depends upon the insureds' ages, underwriting classes and sex (unless gender-neutral rates are required by law.) The premium charge will be applied in the order that these policy segments were issued. In order to calculate your premium charge, we will allocate each premium you pay as follows:


o first to your policy's initial face amount, up to the target premium for that amount

o then to any policy segments that are in force, in the order that they were purchased, up to the target premium for each segment

o then proportionately, based on the target premium, among the initial face amount and any policy segments that are in force.


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22  P R O S P E C T U S                  P R E M I U M S ,   D E D U C T I O N S
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

Surrender charge

During a period of time that will not exceed the first 9 policy years of the initial face amount and each policy segment, we impose a surrender charge if you:

o     surrender your policy, or

o     let your policy lapse.


The period during which the charge will be imposed depends on the age of the younger insured when the policy is issued or the face amount increased. Surrender charges range from $2.74 to $51.30 per $1,000 of the basic sum insured. Your policy's surrender charges are set forth on page 3 of your policy. We will make this deduction from your policy account value invested in the variable investment options, until these are exhausted, and then from your fixed-rate option.


The initial surrender charge is the surrender charge you will pay if you surrender your policy or your policy lapses before the first policy anniversary or first anniversary of a face amount increase. The initial surrender charge is shown in your policy and is based on the insureds' ages, sexes, and underwriting classes, the basic sum insured, and a number of actuarial assumptions. The surrender charge grades down each policy year over a maximum of 9 years as shown in the following chart:

            Grade down of Initial Surrender Charge Upon Lapse or Surrender in the Indicated Year of Coverage
                                         Based on Issue Age of Younger Insured
----------------------------------------------------------------------------------------------------------------------
Coverage     Up to                                                                                              Age 70
    Year    age 60        61        62        63        64        65        66        67        68        69    & over
--------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
       1    100.0%    100.0%    100.0%    100.0%    100.0%    100.0%    100.0%    100.0%    100.0%    100.0%    100.0%
       2     88.9%     88.8%     88.6%     88.5%     88.4%     88.2%     88.1%     88.0%     87.8%     87.7%     87.5%
       3     77.8%     77.5%     77.3%     77.0%     76.7%     76.5%     76.2%     75.9%     75.6%     75.3%     75.0%
       4     66.7%     65.7%     64.8%     63.8%     62.8%     61.8%     60.7%     59.6%     58.5%     57.4%     56.3%
       5     55.6%     53.9%     52.3%     50.6%     48.8%     47.1%     45.2%     43.4%     41.5%     39.5%     37.5%
       6     44.4%     42.1%     39.8%     37.4%     34.9%     32.4%     29.8%     27.1%     24.4%     21.6%     18.8%
       7     33.3%     30.3%     27.3%     24.1%     20.9%     17.6%     14.3%     10.8%      73.%      3.7%      0.0%
       8     16.7%     12.9%      9.1%      5.2%      1.2%      0.0%      0.0%      0.0%      0.0%      0.0%      0.0%
       9      5.6%      1.1%      0.0%      0.0%      0.0%      0.0%      0.0%      0.0%      0.0%      0.0%      0.0%
      10+     0.0%      0.0%      0.0%      0.0%      0.0%      0.0%      0.0%      0.0%      0.0%      0.0%      0.0%

(all percentages rounded to nearest 0.1%)

Example: Assume the younger insured is 45 years old when the policy is issued and your initial surrender charge is $1,000. The policy has no additional policy segments. If you surrender your policy during the first policy year you would pay 100% of the initial surrender charge, or $1,000. If you surrendered your policy in the fourth policy year, you would pay 66.7% of the initial surrender charge, or approximately $667.00. If you surrender your policy in the ninth policy year you would pay 5.6% of the initial surrender charge, or approximately $56.00.

We do not reduce or deduct the surrender charge upon a change in death benefit option or upon a partial withdrawal. In addition, we do not reduce or deduct the surrender charge if you reduce or eliminate your coverage under a term rider, or reduce your face amount. The surrender charge shown on page 3 of your policy remains in effect until you either surrender your policy for its net cash surrender value or the policy lapses, at which time the surrender charge will be deducted, or until the expiration of the applicable surrender charge period.

A separate surrender charge is also calculated for each new policy segment, based on the coverage it provides and the insured's ages, sexes, and underwriting classes when it is added to your policy. This means that the total surrender charges under your policy will be the sum of the different surrender charges for your initial face amount and each policy segment. The surrender charge compensates us for administrative and sales-related expenses.

After we deduct any applicable surrender charge, a policy's net cash surrender value may be zero, particularly in the early policy years.


                                                         -----------------------
P R E M I U M S ,   D E D U C T I O N S                  P R O S P E C T U S  23
A N D   C H A R G E S                                    -----------------------

Transfer charge

You may transfer your policy account value among the allocation options. If you make more than 12 transfers within a policy year, we reserve the right to charge you $25 for each additional transfer. We will deduct the transfer charge from the allocation options from which you are making the transfer, and will use this amount for our processing costs.

We will not deduct a transfer charge when:

o you make multiple transfers under your policy's dollar cost averaging feature

o     you transfer amounts as part of taking or repaying a policy loan, or

o you transfer amounts out of a variable investment option because the investment policies of the corresponding mutual fund have materially changed.

We do not currently deduct transfer charges.

Monthly deductions
--------------------------------------------------------------------------------
We deduct from the policy account value, on the same date each month, amounts for administrative costs, the cost of insuring the insured, the mortality and expense risk charge and any riders. These deductions are made proportionately from your investments in the fixed-rate and variable investment options.

PERIODIC FEES

Monthly deductions from the policy account value

We deduct from the policy account value, on the same date each month, amounts to cover administrative costs, the cost of insuring the insured, the mortality and expense risk charge and the cost of any riders. These deductions are made proportionately from your policy account value in the fixed-rate and variable investment options. We do not make these monthly deductions after the policy anniversary closest to the younger insured's 100th birthday.

Administrative charges

We deduct a monthly charge of $7.50.

We also deduct a monthly charge based on the basic sum insured portion of the face amount on each monthly processing date for the first 12 policy years after issue or after any increase in face amount. The amount of this charge depends on the younger insured's age, sex and underwriting class when the policy is issued or the face amount is increased. This charge is not reduced if you decrease your face amount.

The charge will range from $0.09 to $0.65 per $1,000 of the basic sum insured. Representative monthly rates per $1,000 are shown in Appendix D. Your policy's charge is set forth in your policy.

There is also a charge of $0.01 per $1,000 of the amount of the additional sum insured and $0.01 per $1,000 of the amount of the survivorship adjustable annual renewal term rider per month for the first 12 years after issue.


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24  P R O S P E C T U S                  P R E M I U M S ,   D E D U C T I O N S
-----------------------                                    A N D   C H A R G E S

Mortality and expense risk charge

We deduct this charge based on the policy account value in the variable investment options. Through the twelfth policy anniversary, we deduct a monthly charge at a current annual rate of 0.60% of the policy account value in the variable investment options. Starting in the thirteenth policy year, we deduct a monthly charge at a current annual rate of 0.40% of the policy account value in the variable investment options, up to the account value breakpoint, and 0.20% on the amount in excess of the account value breakpoint. The account value breakpoint is equal to $100,000 less any policy account value allocated to the fixed-rate option, but not less than zero. This charge is guaranteed never to exceed the current charge stated above plus 0.25% of the policy account value.

Cost of insurance charge
--------------------------------------------------------------------------------
This charge allows us to pay death benefits, especially in the early policy years when the policy account value is far below the death benefit we pay if the insured dies.

Cost of insurance charge

This charge is based on our cost of insurance rates for insured people of the same age, sex, duration, and underwriting class as each insured. Any additional rating charges which are applied to the insureds because either does not satisfy our insurance requirements for standard insurance are added to the cost of insurance charge. The maximum that we can charge for each $1,000 of net amount at risk is set out in your policy and is based on the 1980 Commissioners' Standard Ordinary Mortality Tables published by the National Association of Insurance Commissioners. Our current cost of insurance rates are lower than the guaranteed maximum.


We calculate the cost of insurance charge by multiplying your policy's net amount at risk each month by the current cost of insurance rate that applies to the insureds, and dividing the result by $1,000. The net amount at risk reflects the difference between the death benefit and the policy account value. The net amount at risk is affected by investment performance, loans, payments of premiums, fees and charges under the policy, death benefit option chosen, partial withdrawals, and decreases in face amount. Your policy's cost of insurance charge is calculated before the calculation of the administrative charges, the mortality and expense risk charge and the cost of any additional benefit riders. A cost of insurance charge is determined separately for the basic sum insured, additional sum insured and each policy segment, and any survivorship adjustable annual renewable term coverage.


After the first policy year, we may change the cost of insurance rates prospectively, at our discretion, up to the guaranteed maximum rate listed in your policy.

Charges for additional insurance benefits


If you acquire additional insurance benefits by buying one or more riders to the policy, we will deduct rider costs. We deduct these from the policy account value monthly. Any charges applicable to your policy will be indicated in the "Policy Data" section of your policy.



                                                         -----------------------
P R E M I U M S ,   D E D U C T I O N S                  P R O S P E C T U S  25
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


OTHER DEDUCTIONS FROM POLICY ACCOUNT VALUE

Interest on policy loans

If you have outstanding policy debt, we charge simple interest that accrues daily at an annual rate of 5%, payable in arrears until the 20th policy anniversary. After this the annual rate falls to 4.5% for all existing and new policy loans. Interest accrues daily and is due on each policy anniversary. If you do not pay the interest on your loan when it is due, the amount will be capitalized and added to the Loan Account. We transfer the required amount from the Loan Interest Account to the Loan Account. If the amount in the Loan Interest Account is not sufficient to cover the loan interest due, any deficiency will be transferred proportionately from the amounts in the variable investment options and the fixed-rate option.


Deductions from the Separate Account

We have the right to charge the Separate Account, the account through which we invest your premiums in the variable investment option, for any federal, state or local income taxes relating to the Separate Account. We also have the right to impose additional charges if there is a change in our tax status, if the income tax treatment of variable life insurance changes for insurance companies, or for any other tax-related charges associated with the Separate Account or the policies. We don't currently charge for taxes attributable to the Separate Account.

Deductions from mutual funds


Daily deductions are made from the assets of the mutual funds to cover advisory fees and other expenses. As a result, you pay these fees and expenses indirectly. These expenses, which vary from year to year, are summarized in the Charges and deductions tables of this prospectus and described in more detail in each fund's prospectus.



-----------------------
26  P R O S P E C T U S                  P R E M I U M S ,   D E D U C T I O N S
-----------------------                                    A N D   C H A R G E S

--------------------------------------------------------------------------------
YOUR ALLOCATION OPTIONS
--------------------------------------------------------------------------------

AS PART OF YOUR POLICY you are able to direct where a portion of your premiums are allocated. There are several variable investment options and a fixed-rate option. You may choose up to 20 allocation options at any time.

--------------------------------------------------------------------------------

THE VARIABLE INVESTMENT OPTIONS

The variable investment options give you the opportunity to invest a portion of your net premiums, indirectly, in a series of mutual funds offering variable rates of return. The value of your investments will vary depending on the performance of the mutual funds. There is no minimum guaranteed policy account value for the portion of your policy that is held in the variable investment options.

The Separate Account

The Separate Account is the account through which we invest your net premiums in the variable investment options. We are the record owner of the assets in the Separate Account, and use them exclusively to support the variable life insurance policies issued through the Separate Account. The Separate Account consists of 31 investment divisions, each corresponding to a mutual fund in which the Separate Account invests. The Separate Account was established by GIAC's Board of Directors on September 23, 1999 under the insurance law of the state of Delaware, and meets the definition of a separate account under the federal securities laws. Our Separate Account is registered with the SEC as a unit investment trust - a type of investment company under the Investment Company Act of 1940 (the 1940 Act). Registration under the 1940 Act does not involve any supervision by the SEC of the investment management or programs of the Separate Account or GIAC. However, both GIAC and the Separate Account are subject to regulation under Delaware law. GIAC is also subject to the insurance laws and regulations of all states and jurisdictions where the company is authorized to do business.


Income, gains and losses, whether or not realized, from assets allocated to the Separate Account will be credited to or charged against the Separate Account without regard to our other income, gains or losses. Income, gains or losses credited to, or charged against, a variable investment option reflect that variable investment option's investment performance and not the investment performance of our other assets. GIAC owns the assets held in the Separate Account. The assets equal to the reserves and other liabilities of the Separate Account are used only to support the variable life insurance policies issued through the Separate Account. Delaware insurance law provides that these assets may not be used to satisfy liabilities arising from any other business that GIAC may conduct. This means that the assets supporting policy account values maintained in the variable investment options are not available to meet the claims of GIAC's general creditors. GIAC may also retain in the Separate Account assets that exceed the reserves and other liabilities of the Separate Account. Such assets can include GIAC's direct contributions to the Account, accumulated charges for mortality and expense risks or the investment results attributable to GIAC's retained assets. Because such retained assets do not support policy account values, GIAC may transfer them from the Separate Account to its general account.



                                                         -----------------------
Y O U R   A L L O C A T I O N   O P T I O N S            P R O S P E C T U S  27
                                                         -----------------------

Each mutual fund is described briefly below. Complete information can be found in the accompanying fund prospectuses.

The Funds


Each of the funds corresponding to a variable investment option is either an open-end management company or a series of an open-end management company registered with the Securities and Exchange Commission. We buy and sell shares of the funds at their net asset value in response to your instructions and other policy-related transactions.

GIAC may receive compensation from the investment adviser of a fund (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policy. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policy and other policies issued by GIAC. These percentages differ, and some advisers (or affiliates) may pay us more than others.


Currently, other investment products that we and other insurers offer are also able to invest in certain of the mutual funds through the Separate Account. While the Board of Directors of each fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts arising out of this arrangement, we may also take actions to protect the interests of our policyowners. For more information see Rights reserved by GIAC, and the prospectuses for the individual mutual funds.

Investment objectives and policies of the funds

Each fund has a different investment objective that it tries to achieve by following certain investment policies. These objectives affect the potential risks and returns for each fund, and there is no guarantee that a fund will be able to meet its investment objectives fully. Some funds have similar investment objectives and policies to other funds managed by the same adviser. The investment results of the funds, however, may be higher or lower than the adviser's other funds. There is no assurance, and we make no representation, that the performance of any fund will be comparable to the performance results of any other fund.


The table below summarizes each fund's investment objective, along with the typical investments that make up that fund. There is no assurance that any of the funds will achieve its stated objective(s). For example, during extended periods of low interest rates, the yields of money market variable investment options may become extremely low and possibly negative. You can find more detailed information about the portfolios, including a description of risks and expenses, in the prospectuses for the funds that accompany this prospectus. You should read these prospectuses carefully and keep them for future reference.



-----------------------
28  P R O S P E C T U S            Y O U R   A L L O C A T I O N   O P T I O N S
-----------------------

Fund                        Investment objectives              Typical investments                  Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund     Long-term growth of capital        U.S. common stocks
----------------------------------------------------------------------------------------------------
The Guardian VC 500 Index   Seeks to match the investment      Common stocks of companies
Fund                        performance of the Standard &      in the S&P Index, which
                            Poor's 500 Composite Stock         emphasizes large U.S. Companies
                            Price Index ("the S&P Index")
----------------------------------------------------------------------------------------------------
The Guardian Small Cap      Long-term growth of capital        U.S. common stocks of companies
Stock Fund                                                     with small market capitalization
----------------------------------------------------------------------------------------------------
The Guardian Bond Fund      Maximum income without undue       Investment grade debt obligations
                                                               risk of principal; capital
                                                               appreciation is a secondary
                                                               objective                            Guardian Investor
----------------------------------------------------------------------------------------------------Services LLC
The Guardian VC High Yield  Current income; capital            Corporate bonds and other debt       7 Hanover Square
Bond Fund                   appreciation is a secondary        securities rated below investment    New York, NY 10004
                            objective                          grade
----------------------------------------------------------------------------------------------------
The Guardian Cash Fund      High level of current income       Money market instruments
                            consistent with liquidity and
                            preservation of capital
----------------------------------------------------------------------------------------------------
The Guardian VC Asset       Long-term total investment         Shares of The Guardian VC 500
Allocation Fund             return consistent with moderate    Index Fund, The Guardian Stock
                            investment risk                    Fund, The Guardian Bond Fund,
                                                               and The Guardian Cash Fund
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford             Long-term capital appreciation     Common stocks and convertible        Guardian Ballie Gifford Limited
International Fund                                             securities issued by foreign         1 Rutland Court
                                                               companies                            Edinburgh, EH3 8EY Scotland
----------------------------------------------------------------------------------------------------
Baillie Gifford Emerging    Long-term capital appreciation     Common stocks and convertible        Ballie Gifford Overseas Limited
Markets Fund                                                   securities of emerging market        1 Rutland Court
                                                               companies                            Edinburgh, EH3 8EY Scotland
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital            Growth of capital through          Common stocks
Appreciation Fund           investments in common stocks,
                            with emphasis on medium and
                            small-sized growth companies
----------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities   High total return                  Securities of domestic and foreign   A I M Advisors, Inc. (AIM)
Fund                                                           public utility companies             11 Greenway Plaza, Suite 100
                                                                                                    Houston, Texas 77046-1173
----------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity     Long-term growth of capital.       Equity securities judged to be
Fund                        Income is a secondary objective    undervalued by the investment
                                                               Advisor
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth &           Seeks to provide reasonable        Dividend paying common stocks
Income Portfolio            current income and reasonable      of good quality; also fixed-income,
                            opportunity for capital            convertible securities, and
                            appreciation                       securities of foreign issuers
----------------------------------------------------------------------------------------------------
Alliance Premier Growth     Seeks growth of capital by         Equity securities of a limited
Portfolio                   pursuing aggressive investment     number of large, carefully selected
                            policies                           high quality U.S. companies          Alliance Capital Management L.P.
----------------------------------------------------------------------------------------------------1345 Avenue of the Americas
Alliance Technology         Seeks growth of capital and only   Securities of companies that use     New York, New York 10105
Portfolio                   incidentally current income        technology extensively in the
                                                               development of new or improved
                                                               products or processes
----------------------------------------------------------------------------------------------------
AllianceBernstein Value     Seeks long-term growth of          Diversified portfolio of equity
Portfolio                   capital                            Securities
------------------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio   Growth of capital                  Common stocks of financial
                                                               Companies
----------------------------------------------------------------------------------------------------
Davis Real Estate           Total return through a             Securities issued by companies
Portfolio                   combination of growth and          that are "principally engaged"       Davis Selected
                            income                             in real estate                       Advisers, LP
----------------------------------------------------------------------------------------------------2949 East Elvira Road,
Davis Value Portfolio       Growth of capital                  U.S. common stocks of                Suite 101
                                                               companies with at least $5 billion   Tucson, Arizona 85706
                                                               market capitalization
----------------------------------------------------------------------------------------------------


                                                         -----------------------
Y O U R   A L L O C A T I O N   O P T I O N S            P R O S P E C T U S  29
                                                         -----------------------

Fund                        Investment objectives              Typical investments                  Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund     Long-term capital appreciation     U.S. and foreign common stocks
Portfolio                                                      of companies believed to be
                                                               undervalued
----------------------------------------------------------------------------------------------------
Fidelity VIPEquity-Income   Reasonable income; also            Income-producing equity securities
Portfolio                   considers potential for capital                                         Fidelity Management
                            appreciation                                                            & Research
----------------------------------------------------------------------------------------------------Company (Fidelity)
Fidelity VIPGrowth          Capital growth                     U.S. and foreign common stocks       82 Devonsire Street
Opportunities                                                  Portfolio                            Boston, MA 02109
----------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap        Long-term growth of capital        Common stocks with medium
Portfolio                                                      market capitalization, both U.S.
                                                               and foreign
------------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund  Growth of capital; current         U.S. common stocks and               Gabeli Funds, LLC
                            income a secondary objective       convertible securities               One Corporate Center
                                                                                                    Rye, New York 10580
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive      Long-term growth of capital        A nondiversified portfolio of
Growth Portfolio                                               equity securities of medium-sized
                                                               Companies
----------------------------------------------------------------------------------------------------
Janus Aspen Capital         Long-term growth of capital        A nondiversified portfolio of        Janus Capital
Appreciation Portfolio                                         equity securities of companies of    Management LLC
                                                               any size                             100 Fillmore Street
                                                                                                    Denver, Colorado 80206
----------------------------------------------------------------------------------------------------
Janus Aspen Growth          Long term growth of capital        Common stocks of issuers of
Portfolio                   in a manner consistent with        any size
                            preservation of capital
----------------------------------------------------------------------------------------------------
Janus Aspen Worldwide       Long term growth of capital        Common stocks of foreign and
Growth Portfolio            in a manner consistent with        U.S. issuers; usually invests in at
                            preservation of capital            least five countries, including the
                                                               U.S.
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth         Long-term growth of capital        Common stocks of emerging
Series                                                         growth companies of any size
----------------------------------------------------------------------------------------------------
MFS Investors Trust         Long-term growth of capital        Equity securities issued by U.S.
Series                      with a secondary objective to      and foreign companies
                            seek reasonable current income
----------------------------------------------------------------------------------------------------
MFS New Discovery           To seek capital appreciation       Equity securities of companies
Series                                                         that offer superior prospects for
                                                               growth, both U.S. and foreign        Massachusetts Financial
----------------------------------------------------------------------------------------------------Services Company
MFS Research Series         Long-term growth of capital        Equity securities of companies       500 Boylston Street
                            and future income                  believed to possess better than      Boston, MA
                                                               average prospects for long-term
                                                               growth
----------------------------------------------------------------------------------------------------
MFS Total Return            Above average income consistent    Broad list of securities, including
Series                      with prudent employment of         A combination of equity and fixed-
                            capital; as a secondary objective, income, both U.S. and foreign to provide reasonable opportunity
                            for growth of capital and income
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion        Long-term growth of capital        U.S. common stocks with
Fund                                                           selections based on rankings of
                                                               the Value Line Ranking System        Value Line, Inc.
----------------------------------------------------------------------------------------------------220 East 42nd Street
Value Line Strategic Asset  High total investment return       U.S. common stocks with              New York, NY 10017
Management Trust            (current income and capital        selections based on rankings of the
                            appreciation) consistent with      Value Line Ranking System, bonds
                            reasonable risk                    and money market instruments
------------------------------------------------------------------------------------------------------------------------------------

Some of these Funds may not be available in your state.


-----------------------
30  P R O S P E C T U S            Y O U R   A L L O C A T I O N   O P T I O N S
-----------------------

Fixed-rate option
--------------------------------------------------------------------------------
The net premiums or policy account value you allocate to the fixed-rate option earn a set rate of interest. Your policy account value in the fixed-rate option is backed by GIAC's general account.


THE FIXED-RATE OPTION

The net premiums you allocate to the fixed-rate option earn a set rate of interest. You may allocate some or all of your net premiums to the fixed-rate option, and may transfer some or all of your investments in the variable investment options into the fixed-rate option. There are restrictions on making transfers out of the fixed-rate option. See Transfers between the investment options. Your policy account value in the fixed-rate option is backed by GIAC's general account.

We have not registered the fixed-rate option or our general account as investment companies, and interests in the fixed-rate option are not registered under the Securities Act of 1933. The SEC staff does not review the prospectus disclosure about the fixed-rate option or the general account, but the information we present may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of information appearing in a prospectus.

Amounts in the fixed-rate option

The total amount that you have invested in the fixed-rate option consists of:

o the portion of your net premiums and any loan repayments that you have allocated to this option, plus

o any amounts that you have transferred to this option from the variable investment options, plus

o     the interest paid on your policy account value in this option, minus


o any deductions, withdrawals or transfers from the fixed-rate option, including applicable charges.


Because different interest rates may be in effect as you make transfers and contributions, your effective interest rate at any time may be a weighted average of the different rates which apply to the portions of your policy account value in the fixed-rate option. Interest accrues daily on the total that you have invested in the fixed-rate option, including interest you have earned in previous years. The minimum annual interest rate for the fixed-rate option is 4%. Interest rates may be changed at any time in our discretion. We are not obliged to pay more than 4% in interest, although we may choose to do so. Deductions from the fixed-rate option are made from amounts in the fixed-rate option in the order in which they were added, beginning with amounts held there the longest.


                                                         -----------------------
Y O U R   A L L O C A T I O N   O P T I O N S            P R O S P E C T U S  31
                                                         -----------------------

--------------------------------------------------------------------------------
SPECIAL FEATURES OF YOUR POLICY
--------------------------------------------------------------------------------

Policy loans
--------------------------------------------------------------------------------
While the insured is alive, you may borrow all or a portion of the loan value of your policy, by assigning your policy to us as collateral for your loan.

POLICY LOANS

While either insured is alive, you may borrow all or a portion of the loan value of your policy, by assigning your policy to us as collateral for your loan. Your policy's loan value is:

o 90% of the cash surrender value of your policy on the date we receive your written request, minus

o     the amount of any outstanding policy debt, minus

o any interest due at the next policy anniversary on the outstanding policy debt, minus

o any interest that will be due at the next policy anniversary on the amount being borrowed.

The minimum loan amount is $500, or your policy's loan value, whichever is less. We will normally pay loan proceeds to you within seven days of receiving your request (see Policy proceeds for exceptions to this general rule).

We will not process any loan request that does not specify the variable investment options from which the loan should be taken, or that exceeds the amount available.

When taking out a policy loan, you should consider:

o amounts transferred out of the variable and fixed-rate options and into our Loan Account are no longer affected by the investment experience, positive or negative, or interest crediting, of those allocation options

o as a result, taking a policy loan will have a permanent effect on your policy account value, even after the loan is repaid in full

o the amount of your policy that is available for withdrawal or surrender, and your policy's death benefit proceeds, will also be reduced dollar-for-dollar by the amount of any policy debt

o if your policy is considered to be a modified endowment contract under the Internal Revenue Code, there may be tax consequences associated with taking a policy loan. See Tax considerations for a discussion of modified endowment contracts and the effects on policy loans.

When you request a loan, we will first transfer that amount from the policy account value in the variable investment options that you specify in your request. If the amount of the loan requested exceeds the policy account value in all variable investment options, we will transfer the excess from your policy account value in the fixed-rate option into our Loan Account.

The investments in the Loan Account will earn interest at a minimum annual rate of 4%. We credit this interest monthly to the Loan Interest Account.


-----------------------
32  P R O S P E C T U S                           S P E C I A L  F E A T U R E S
-----------------------

Interest on
policy loans
--------------------------------------------------------------------------------
We charge interest at an annual rate of 5% on all outstanding policy debt, payable in arrears, until the 20th anniversary of your policy. After this point the annual rate falls to 4.5% for all existing and new policy loans.

Interest on your policy loan

We charge simple interest that accrues daily at an annual rate of 5% on all outstanding policy debt, payable in arrears, until the 20th anniversary of your policy. After this, the annual rate falls to 4.5% for all existing and new policy loans. Interest accrues daily and is due on each policy anniversary. If you do not pay the interest on your loan when it is due, the amount will be capitalized and added to the Loan Account.

We transfer the required amount from the Loan Interest Account to the Loan Account. After the transfer, any amount remaining in the Loan Interest Account is transferred to the variable investment options and the fixed-rate option in accordance with the current premium allocation instructions. If the amount in the Loan Interest Account is not sufficient to cover the loan interest due, any deficiency will be transferred proportionately from the amounts in the variable investment options and the fixed-rate option.

Repaying your policy loan

Except for required loan repayments, you may repay all or part of any outstanding policy debt at any time while the insured is alive and the policy is in force. The minimum loan repayment amount is $100 or the outstanding balance of your policy debt, whichever is lower.

If the surviving insured has died and the death benefit proceeds have not been paid, either in cash or under a payment option, you have 60 days after his or her death to repay any policy debt. If you do, we will then increase the amount payable to the beneficiary by the amount of your repayment.

Except for required loan repayments (see below), we will apply a loan repayment first to the payment of loan interest due but not yet capitalized, then to reduce amounts in the Loan Account and then to policy interest accrued since the last policy anniversary but not yet due. We credit any repayment applied to reduce amounts in the Loan Account to the variable investment options and the fixed-rate option according to your current allocation instructions. The amount credited to the fixed-rate option will earn the interest rate in effect at that time until the next policy anniversary.

Transfers under your policy that are made in connection with policy loans are not subject to transfer charges. Also, loan repayments are not subject to premium charges, so it may be to your advantage, if you have outstanding loans or interest, to make loan repayments rather than premium payments.

If, on any monthly processing date, you owe more in loans and interest than your cash surrender value, we will notify you that a loan repayment is required for your policy to remain in force. Your policy will lapse without value 61 days after the default date set out in our notice if we do not receive a payment equal to the amount by which your policy debt


                                                         -----------------------
S P E C I A L  F E A T U R E S                           P R O S P E C T U S  33
                                                         -----------------------
exceeds the cash surrender value on the monthly processing date in question.

If the surviving insured dies after we have sent this notice, but before the 61 days are up, we will pay the beneficiary the death benefit proceeds, minus any policy debt and unpaid interest.

There may be adverse tax consequences if your policy lapses and you have outstanding policy debt.

Decreasing the
face amount
--------------------------------------------------------------------------------
On and after the first policy anniversary, you may request a reduction in its face amount, which is the guaranteed minimum amount your policy will pay at death or maturity.

DECREASING THE FACE AMOUNT

On and after the first policy anniversary, you may request a reduction in face amount, which is the guaranteed minimum amount your policy will pay at death. To do this we require that:

o you make your request in writing and we receive it at our customer service office

o     at least one insured is alive when we receive your request

o the reduction is at least $5,000 unless it is caused by a partial withdrawal, in which case the partial withdrawal rules apply, and

o the new face amount is not lower than our minimum face amount, currently $250,000.

We reduce your face amount on the monthly processing date coinciding with or next following the date we approve your request.


Reducing the face amount of your policy may have tax consequences, including possibly causing it to be considered a modified endowment contract under the Internal Revenue Code. A decrease in face amount also may reduce the federal tax law limits on what you can put into the policy. In these cases, you may need to have a portion of the policy's cash value paid to you to comply with federal tax law.

INCREASING THE FACE AMOUNT


Provided both insureds are living, on any policy anniversary up to and including the anniversary closest to the younger insured's 70th birthday, you may ask us to increase your policy's face amount. To do this we require that:

o you make your request in writing and we receive it at our customer service office at least 30 days before your policy anniversary

o at the time of the increase, the younger insured must be at most age 70 and the other insured at most age 90

o     you prove that the insureds meet our insurance requirements, and

o     the increase be at least $10,000.

If we approve the increase, it will take effect on the policy anniversary on or after we receive the request, provided the insureds are alive on that date. We'll send you revised policy pages reflecting the changes to your policy.


-----------------------
34  P R O S P E C T U S                           S P E C I A L  F E A T U R E S
-----------------------

An increase in face amount will be accompanied by a cost of insurance charge for the increase, and new surrender charges. Increasing the face amount also may have tax consequences, including possibly causing your policy to be considered a modified endowment contract under the Internal Revenue Code.

Partial withdrawals
--------------------------------------------------------------------------------
After the first policy year, you may withdraw part of your policy's net cash surrender value. The minimum partial withdrawal is $500.

PARTIAL WITHDRAWALS


After the first policy year, you may withdraw part of your policy's net cash surrender value. You must make your request for withdrawal in writing, and at least one insured must be alive when you make the withdrawal. The minimum partial withdrawal is $500. We have the right to limit the number of partial withdrawals you make in a policy year to 12.

If we approve your request, it will be effective as of the business day we receive it at our customer service office. The proceeds will normally be paid within seven days of the time we receive your request. For exceptions to this general rule see Policy proceeds. We will not approve or process a partial withdrawal if:

o your remaining net cash surrender value would be insufficient to cover three times the most recent monthly deduction, or

o you have chosen death benefit Option 1 or Option 3 and the partial withdrawal would cause your policy's face amount to fall below our minimum face amount, or

o you do not specify the variable investment options from which the withdrawal is to be deducted.

We will tell you if these conditions apply.


A partial withdrawal will reduce your policy account value by the amount of the partial withdrawal. In addition the face amount will be reduced by the amount of any partial withdrawal that exceeds the reduction-free partial withdrawal amount. The reduction-free partial withdrawal amount is the maximum withdrawal that you can take, without triggering a reduction in your face amount. So if you wish to make a partial withdrawal that does not reduce your face amount, you should make a reduction-free partial withdrawal. The amount of your reduction-free partial withdrawal depends on the death benefit option in effect. If you have increased your policy's face amount by adding policy segments, we will reduce the face amount starting with the most recent policy segment, and ending with the additional sum insured and the basic sum insured, in that order. See Decreasing the face amount.

We deduct the amount of your withdrawal from the policy account value attributable to the variable investment options that you specified in your request. If the partial withdrawal exceeds the policy account value attributable to all variable investment options, we will deduct the excess amount from the policy account value attributable to the fixed-rate option.



                                                         -----------------------
S P E C I A L  F E A T U R E S                           P R O S P E C T U S  35
                                                         -----------------------

The tax consequences of making partial withdrawals are discussed under Tax considerations.

Surrendering
your policy
--------------------------------------------------------------------------------
You may surrender your policy for its net cash surrender value while the insured is alive. Your policy's net cash surrender value will normally be paid within seven days of the time we receive your request.

SURRENDERING YOUR POLICY

You may surrender your policy for its net cash surrender value while either insured is alive. We will calculate your policy's net cash surrender value as of the close of the business day we receive your written request, which must include your policy, or an acceptable affidavit confirming that you've lost your policy, at our customer service office. Your policy's net cash surrender value will normally be paid within seven days of the time we receive your request. Your policy's net cash surrender value will be calculated as follows:

o your policy account value, including any amount held in the Loan Account and Loan Interest Account, minus

o     any surrender charges, minus

o     any outstanding policy debt.

Your total surrender charges will be the total of the surrender charges for the initial face amount, and for any policy segments. See Deductions and charges.

--------------------------------------------------------------------------------

      Example

      Surrender in policy year 5
      --------------------------------------------------------------------------
      Male insured, Age 50; Female insured, Age 45
      --------------------------------------------------------------------------
      Male: Preferred Plus Underwriting Class
      Female: Preferred Plus Underwriting Class
      --------------------------------------------------------------------------
      Face Amount: $500,000
      --------------------------------------------------------------------------
      Annual Policy Premium: $4,696
      --------------------------------------------------------------------------
      Assuming, 6% hypothetical gross return: (5.19% net return)
      (See Appendix A)
      --------------------------------------------------------------------------

      Policy Account Value                                 $19,132
      -------------------------------              -----------------------------
      Surrender Charge                                       2,348
      -------------------------------              -----------------------------
      Policy Debt                                                0
      -------------------------------              -----------------------------
      Net Cash Surrender Value                             $16,784

--------------------------------------------------------------------------------

All insurance coverage will end on the day we calculate your policy's net cash surrender value. For a discussion of the tax consequences of surrendering your policy, see Tax considerations.


-----------------------
36  P R O S P E C T U S                           S P E C I A L  F E A T U R E S
-----------------------

Transfers
--------------------------------------------------------------------------------
You may ask us to transfer your policy account value in and out of the variable investment options, or into the fixed-rate option, at any time. Each transfer must be for a minimum of $500, or the total amount you have invested in the option you are transferring funds out of, whichever is lower.

TRANSFERS BETWEEN THE
INVESTMENT OPTIONS

You may ask us to transfer your policy account value in and out of the variable investment options, or into the fixed-rate option, at any time. We will make transfers based on the unit values at the end of the business day on which we receive your instructions, either in writing or by telephone. You can request a transfer by writing to our customer service office or by calling 1-800-441-6455. Before you can request transfers over the telephone, you must first establish a Personal Identification Number (PIN). You can establish a PINby sending us an executed Telephone Fund Transfer/Premium Allocation Change Form. Contact our Registered Representative or call 1-800-441-6455 to obtain a copy of this form.

Written requests that are received after 4:00 p.m. New York time will be effective on the next business day. We will accept transfer instructions by telephone between 9:00 a.m. and 3:30 p.m. New York time on each business day. We will ask callers to provide identification and a personal security code for the policy, and will accept the instructions of anyone who can provide this information. We may also record telephone transfer requests without notifying the caller. If we reasonably believe that telephone instructions are genuine, we are not liable for any losses, damages or costs resulting from a transaction. As a result, you bear the risk of any losses caused by unauthorized or fraudulent telephone transactions.

The rules for telephone transfers are subject to change, and we reserve the right to suspend or withdraw this service without notice. During periods of financial market or economic volatility, it may be difficult to contact us in order to make a transfer by telephone. If this happens, you should send your request to us in writing.

Your net premium and policy account value may not be invested in or allocated to more than twenty of our allocation options at any one time. Each transfer must be for a minimum of $500, or the total amount you have invested in the option you are transferring funds out of, whichever is lower. If you make more than twelve transfers within a policy year, we reserve the right to charge you $25 for each additional transfer. We do not currently charge for additional transfers. We also reserve the right to limit you to one transfer every 30 days. There are also restrictions on making transfers out of the fixed-rate option, which are outlined below. The policy is not designed for market timing activity and frequent transfers. A Fund may restrict or refuse purchases or redemptions of shares in its portfolio if the Fund determines that the activity is disruptive to the management of the portfolio's investments. If a Fund exercises its right to restrict or refuse transactions by the Separate Account as a result of your activity we will not process your transfer request.


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                                                         -----------------------

The policy is not designed for market timing activity such as frequent transfers or account rebalancing activity. We may limit your right to make transfers or allocation changes if we determine that our transfers would have an adverse effect on other policyowners. We will apply restrictions that we reasonably believe will prevent any disadvantage to other policyowners. Restrictions may be imposed without prior notice and may include, without limitation:

o     limiting the frequency of transfers to not more than one every 30 days;

o imposing a fee of $25 per transfer, if you make more than twelve transfers within a policy year;

o requiring you to make your transfer requests through the U.S. Postal Service or otherwise restricting electronic or telephonic transaction privileges;

o refusing to act on instructions of an agent acting under a power of attorney on your behalf;

o refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a detrimental effect on the Separate Account or the underlying Funds, or

o we are informed by any of the Funds that the purchase or redemption of shares would have a detrimental effect on the applicable Funds.

TRANSFERS FROM THE FIXED-RATE OPTION

You may only transfer your policy account value out of the fixed-rate option once each policy year. We must receive your request within 30 days of your policy anniversary. If we receive your request in the 30 days before your policy anniversary, we will make the transfer on your policy anniversary. If we receive your request in the 30 day period after your policy anniversary, we will make the transfer on the business day we receive your request. We will not honor requests to transfer investments out of the fixed-rate option that we receive at any other time of the year.

When you request a transfer from the fixed-rate option, the amounts that you have held in the fixed-rate option longest will be withdrawn first.

The maximum that you may transfer out of the fixed-rate option each policy year is either 33 1/3% of your allocation in the fixed-rate option on the policy anniversary on or immediately preceding the date of transfer, or $2,500, whichever is higher. If you have less than $2,500 in the fixed-rate option, you may transfer the entire amount.


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38  P R O S P E C T U S                           S P E C I A L  F E A T U R E S
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

Dollar cost
averaging
--------------------------------------------------------------------------------
Under this option, you transfer the same dollar amount from The Guardian Cash Fund to a particular variable investment option or options each month, over a period of time. Dollar cost averaging may reduce the impact of price fluctuations on unit values of the variable investment options over the period that automatic transfers are made, but cannot guarantee an increase in the overall value of your investments or offer protection against losses in a declining market.

DOLLAR COST AVERAGING TRANSFER OPTION


Under this option, you transfer the same dollar amount from The Guardian Cash Fund to a particular variable investment option or options each month, over a period of time. Using dollar cost averaging, you purchase more units in the variable investment options when their share prices are lower, and fewer units when prices are higher. In this way, dollar cost averaging may reduce the impact of price fluctuations on unit values of the variable investment options over the period that automatic transfers are made. However, this strategy cannot guarantee an increase in the overall value of your investments or offer protection against losses in a declining market.

More detailed information concerning our dollar cost averaging program is available upon request from our customer service office.


POLICY PROCEEDS

The amount that your beneficiaries will receive upon the death of the surviving insured is determined as explained under Death benefit options, and is payable when we receive proof that both insureds have died while the policy was in effect. It is calculated as follows:

o the death proceeds based on the death benefit option in effect as of the monthly processing date immediately preceding the surviving insured's death, plus

o the proceeds of any coverage you have added to your policy through riders, plus

o if you have chosen death benefit Option 3, any premiums paid between the monthly processing date and the surviving insured's date of death, minus, as of the date of the surviving insured's death,

o     any outstanding policy debt, minus

o     as of the date of the surviving insured's death, the lesser of:

      o     any premium required under the No Lapse Guarantee; or

      o the amount required to bring the cash surrender value up to zero, and minus

o any partial withdrawals between the monthly processing date and the surviving insured's date of death.

We may adjust the death proceeds paid to the beneficiaries if:

o     the age or sex of an insured listed on the policy application is incorrect

o an insured commits suicide within two years of the policy issue date, a change in the face amount, or the date a change in the death benefit from Option 1 or Option 3 to Option 2 takes effect (but only for any increase in the death benefit over your policy's face amount that was a result of the change)

o     there are limits imposed by riders to the policy.


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                                                         -----------------------

If the younger insured has or would have reached the attained age of 100 or older, the death proceeds will be the policy account value minus any policy debt as of the surviving insured's date of death.

The amount of all other transactions will be calculated at the end of the business day on which we receive the necessary instructions, information or documentation at our customer service office.

If the proceeds are being taken from your policy account value in the variable investment options, we will normally pay proceeds within seven days of receiving the necessary information. However, we may delay any transfers, loans or other payments made from the variable investment options when:

o the New York Stock Exchange is closed, except for weekends or holidays, or when trading has been restricted

o the Securities and Exchange Commission determines that a state of emergency exists, making policy transactions impracticable, or

o when one or more of the mutual funds corresponding to the variable investment options legally suspends payment or redemption of their shares.

We will pay interest on the death proceeds from the date of the surviving insured's death until the proceeds are paid, either in a lump sum or through a payment option.

If the proceeds are from your policy account value in the fixed-rate option, they will normally be paid promptly once we have received the necessary information. However, we may delay any transfers, loans or other payments made from the fixed-rate option for up to six months from the date of your request. If we do this, we will pay interest of at least 3% per year on payments that we delay for 30 days or more. Please note that requests for transfers from the fixed-rate option may only be made during certain periods. See Transfers from the fixed-rate option.

Exchanging a policy
--------------------------------------------------------------------------------
You may exchange all or a portion of your Park Avenue VUL policy for a level premium fixed-benefit whole life policy issued by us or one of our affiliates, without having to prove that the insured meets our insurance requirements.

EXCHANGING A POLICY

Exchange for Fixed-Benefit Whole Life Insurance Option

At any time prior to the second policy anniversary, you have the right to exchange all or a portion of your Park Avenue SVUL policy for a level premium fixed-benefit whole life policy on the lives of the insureds issued by us or our affiliate, Guardian Life, without having to prove that the insureds meet our insurance requirements. Once exercised, this right terminates. Under the new policy, your policy value will be held in the issuer's general account. Your face amount cannot exceed the face amount of this policy on the date you make the exchange nor be less than the minimum face amount under GIAC's or its affiliate's rules. If you exchange a portion of the face amount, the face amount remaining must meet GIAC's minimum face amount requirements. The insureds' ages when the Park Avenue SVUL policy took effect will also be carried over. Before you can make any exchange, however, you must repay any


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40  P R O S P E C T U S                           S P E C I A L  F E A T U R E S
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

outstanding policy debt on your Park Avenue SVUL policy, and all due monthly deductions must be paid. See your policy for details. Both insureds must be alive on the date of the exchange.

The exchange may result in a cost or credit to you. The exchange cost or credit is the greater of (a) or (b) where:

o (a) is the cumulative premiums for the new policy (i.e., the premiums that would have been paid to the date of exchange if the new policy had been in force from the policy date) accumulated at an annual interest rate of 6%, less the pro-rata portion of the cumulative premiums for this policy (i.e., the actual premiums paid for this policy to the date of the exchange) applicable to the face amount exchanged accumulated at an annual interest rate of 6%; and

o (b) is the cash value of the new policy, less the pro-rata portion of this policy's net cash surrender value on the exchange date applicable to the face amount exchanged.

If this amount is greater than zero, you must pay the exchange cost to the issuing company. If this amount is less than zero, the issuing company will pay an exchange credit to you.

The new policy will be issued and effective either on the business day that we receive your written exchange request at our customer service office along with your policy, or on the date that any exchange cost is received by the issuer of your new policy, whichever is later.

Additional rider benefits are available only if you provide the issuer of your new policy with satisfactory evidence of insurability for the insureds, and will be subject to the issuing company's rules on the exchange date.

Exchange for Fixed Benefit Paid-Up Insurance Option (Available in New York Only)

On any policy anniversary, you may elect the Fixed Benefit Paid-Up Insurance Option. To be eligible for this option, we must receive your written request to elect this option at our customer service office on or within 30 days prior to a policy anniversary, the insureds must be living, and the policy must have a cash surrender value.

If you elect this option, we will transfer your policy account value to the general account. If any policy debt is outstanding, you may apply a portion of the policy account value to repay the policy debt. Any policy debt still outstanding on the date this option takes effect will continue as policy debt under this option with the same rate of interest. You may not make further premium payments under this option and any riders attached to the policy will be cancelled.

This option provides a level death benefit. The death benefit will be the amount the net cash surrender value, if policy debt is being repaid, otherwise the cash surrender value, will purchase as a net single premium at the insureds' attained ages, sexes and underwriting classes.


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                                                         -----------------------

The Fixed Benefit Paid-Up Insurance Option will have a cash value and a policy loan value. We will send you policy pages reflecting the table of guaranteed values. The death benefit under this option will be reduced by the amount of any outstanding policy debt. The cash value and the death benefit will be reduced after a partial withdrawal. The new death benefit will be the current death benefit multiplied by the ratio of the cash value after the partial withdrawal to the cash value before the partial withdrawal. No monthly administration charges will be deducted when this option is in effect. We will send you policy pages reflecting the new values.

You should consult with legal and tax advisers before exchanging your policy under either of the above options.

Payment options
--------------------------------------------------------------------------------
You have several payment options for the death or surrender proceeds from your policy. These proceeds can either be paid in a single lump sum, or under one or more of the payment options specified in the accompanying text.

PAYMENT OPTIONS


You have several payment options for the death or surrender proceeds from your policy. These proceeds can either be paid in a single lump sum, or under one or more of the payment options available under the policy, including payments of a fixed amount, or for a fixed period, or payments guaranteed for life. You may select a payment option while an insured is living. If the surviving insured has died and you have not chosen a payment option, the beneficiaries will be asked to choose the payment options, up to one year after the surviving insured's death. If you are surrendering your policy, you have 60 days after the proceeds of your policy become payable within which to choose a payment option. You, or the beneficiaries, may choose to distribute the proceeds under more than one payment option at a time, but you must distribute at least $5,000 through each option selected. Monthly payments under each option must be at least $50.


The proceeds of your policy must be paid to a `natural person'. Payments will not be made to his or her estate if he or she dies before the proceeds have been fully paid. You may name a second person to receive any remaining payments if this happens.

The proceeds that we hold in order to make payments under the payment options do not share in the income, gains or losses of the variable investment options, nor do they earn interest in the same way or amount as funds in the fixed-rate option.


For more information about the payment options available under the policy, contact our customer service office.



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

--------------------------------------------------------------------------------
TAX CONSIDERATIONS
--------------------------------------------------------------------------------

THIS DISCUSSION of tax considerations for your Park Avenue SVUL policy is general in nature, does not purport to be complete or to cover all tax situations, and should not be considered as tax advice. It is based on our understanding of federal income tax laws as they are currently being interpreted. We cannot guarantee that these laws will not change while this prospectus is in use, or while your policy is in force. If you are interested in purchasing a policy, taking a policy loan or effecting policy transactions, you should consult a legal or tax adviser regarding your particular circumstances.

--------------------------------------------------------------------------------

Tax status
--------------------------------------------------------------------------------
To qualify as a life insurance contract and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a life insurance policy must satisfy certain requirements which are set forth in the Internal Revenue Code. For example, the underlying investments must be "adequately diversified" in order for the policy to be treated as a life insurance contract for Federal income tax purposes. It is intended that the investment divisions of the Separate Account, through the mutual funds, will satisfy these diversification requirements.

TAX STATUS OF THE POLICY


In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a life insurance policy must satisfy certain requirements which are set forth in Section 7702 of the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Accordingly, there is some uncertainty about the application of Section 7702 to a policy. Nevertheless, we believe there is a reasonable basis for concluding that your policy should satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to modify the policy as necessary in order to do so.


In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to separate account assets. There is little guidance in this area, and some features of the Park Avenue SVUL policy, such as your flexibility to allocate premiums and the policy account value, have not been explicitly addressed in published rulings. While we believe that the policy does not give policyowners investment control over the Separate Account's assets, we reserve the right to modify the policy as necessary to prevent the policyowner from being treated as the owner of the Separate Account assets supporting the policy.

In addition, the Code requires that the investments of the investment divisions of our Separate Account be "adequately diversified" in order for the policy to be treated as a life insurance contract for federal income tax purposes. It is intended that the investment divisions of the Separate Account, through the mutual funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance contract for federal income tax purposes.


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

Treatment of
policy proceeds
--------------------------------------------------------------------------------
We believe that the death benefits under your policy should be excludable from the gross income of the beneficiary. Generally, under the existing federal tax laws, increases in the value of your policy will not be taxed federally unless you make a withdrawal before the insured dies.

TREATMENT OF POLICY PROCEEDS

We believe that the death benefits under your policy generally should be excludable from the gross income of the beneficiary. Generally, under the existing federal tax laws, increases in the value of your policy will not be taxed federally unless you make a withdrawal before the insured dies. The money that you receive when the insured dies is not subject to federal income tax, but may be subject to federal estate taxes or generation skipping taxes. The tax consequences of continuing a policy beyond the younger insured's 100th birthday are unclear. You should consult a tax advisor if you intend to keep the policy in force beyond the younger insured's 100th birthday.

Partial withdrawals, surrenders and policy loans all result in money being taken out of your policy before the insured dies. How this money is taxed depends on whether your policy is classified as a modified endowment contract.

Under the Internal Revenue Code, certain life insurance contracts are classified as "modified endowment contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policy as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premium payments made during the first seven policy years. Certain changes in a policy after it is issued could also cause it to be classified as a modified endowment contract. You should consult with a competent tax adviser to determine whether a policy transaction will cause your policy to be classified as a modified endowment contract.

If your policy is not considered a modified endowment contract:


o money that you withdraw from your policy will generally be taxed only if the total that you withdraw exceeds your "basis" in the policy - which is generally equal to the total amount that you have paid in premiums. However, certain distributions that must be made to enable the policy to continue to qualify as a life insurance contract for federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax. The difference between what you have put in and what you take out will be taxed as ordinary income. When you withdraw money from your policy, your basis is reduced by any amount withdrawn that is not taxed


o if you surrender your policy, you will generally be taxed only on the amount by which the value of your policy, including any policy debt, is greater than your basis in the policy. The tax consequences of surrendering your policy may vary if you receive the proceeds under one of the payment plans. Losses are generally not tax deductible

o policy loans are generally not taxable because they must be paid back. The interest you pay on these loans is generally not tax deductible. However, if your policy lapses while you have an outstanding policy loan, you may have to pay tax on the amount that you still owe to


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44  P R O S P E C T U S                       T A X  C O N S I D E R A T I O N S
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

      your policy. The tax consequences of a policy loan are unclear if the difference between the rate we charge on the loan and the interest rate earned on the loan is very small. You should consult a tax adviser regarding these consequences.

If your policy is considered a modified endowment contract:

o all distributions other than death benefits, including partial withdrawals, surrenders, assignments and policy loans, will be treated first as distributions of gain, taxable as ordinary income to the extent of any gain; and as a tax free recovery of basis only after all the gain in the contract has been distributed

o all modified endowment contracts issued to you by GIAC or its affiliates during any calendar year will be treated as one modified endowment contract to determine the taxable portion of any distribution


o a 10% penalty tax will also apply to any taxable distribution unless it is made to a taxpayer who is 591/2 years of age or older; is attributable to a disability; or is received as substantially equal periodic payments made over the life (or life expectancy) of the taxpayer, or the life (or life expectancies) of the taxpayer and a designated beneficiary.


If a policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

EXCHANGES

Generally, there are no tax consequences when you exchange one life insurance policy for another, as long as the same persons are being insured (a change of insured under a policy is a taxable event). Paying additional premiums under the new policy may cause it to be treated as a modified endowment contract. Your policy may also lose any "grandfathering" privilege, where you would be exempt from certain legislative or regulatory changes made after your original policy was issued, if you exchange your policy. You should consult with a tax adviser if you are considering exchanging any life insurance policy.

POLICY SPLIT OPTION

One of the riders that you may purchase with this policy is the policy split option. If you purchase this rider it will permit the policy to be split into two single life insurance policies. It is not clear whether exercising this option will be treated as a taxable transaction or whether the individual policies that result would be classified as modified endowment contracts. A competent tax adviser should be consulted before exercising the policy split option.


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T A X  C O N S I D E R A T I O N S                       P R O S P E C T U S  45
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

POLICY CHANGES

We will make changes to policies and their riders where necessary to attempt to ensure (i) that they continue to qualify as life insurance under the Internal Revenue Code, and (ii) that policyowners are not considered the direct owners of the mutual funds held in the Separate Account. Any changes will be made uniformly to all policies affected. We will provide advance notice in writing of these changes when required by state insurance regulators.


Federal, state and local governments may, from time to time, introduce new legislation concerning the taxation of life insurance policies. They can also change or adopt new interpretations of existing laws and regulations without notice. If you have questions about the tax consequences of your Park Avenue SVUL policy, please consult a legal or tax adviser.


Transfer taxes
--------------------------------------------------------------------------------
If you are both the policyowner and the insured, the death benefit under your Park Avenue SVUL policy will generally be included in the value of your gross estate for federal estate tax purposes. If the beneficiary of the policy is someone who is two or more generations younger than the policyowner, the generation-skipping transfer (GST) tax may be imposed.

ESTATE AND GENERATION SKIPPING
TRANSFER TAXES

If you are both the policyowner and the surviving insured, the death benefit under your Park Avenue SVUL policy will generally be included in the value of your gross estate for federal estate tax purposes. If you are not the insured, the value of the policy will be included in your gross estate.

Also, if the beneficiary of the policy is someone who is two or more generations younger than the policyowner, the generation-skipping transfer (GST) tax may be imposed on the death benefit.

The individual situation of a policyowner or beneficiary will determine how the ownership of a policy or the receipt of policy proceeds will affect their tax situation. Because the rules are complex, a legal or tax adviser should be consulted for specific information.

OTHER TAX CONSEQUENCES

Park Avenue SVUL policies can be used in various ways, including:

o     as non-qualified deferred compensation or salary continuance plans

o     in split-dollar insurance plans, and

o as part of executive bonus plans, retiree medical benefits plans, or other similar plans.

The tax consequences of these plans will vary depending on individual arrangements and circumstances. We recommend that anyone considering buying a Park Avenue SVUL policy with the expectation of favorable tax consequences should consult with a qualified tax adviser before investing.

In addition, new rules have recently been passed by Congress relating to life insurance owned by businesses and the IRS has recently issued guidance relating to split-dollar arrangements. Any business should consult with a qualified tax adviser before buying a policy, and before making any changes or transactions under the policy.


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46  P R O S P E C T U S                       T A X  C O N S I D E R A T I O N S
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

TAX SHELTER REGULATIONS

Prospective policyowners that are corporations should consult a tax advisor about the treatment of the policy under the regulations applicable to corporate tax shelters.

ALTERNATIVE MINIMUM TAX

There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the Federal corporate alternative minimum tax, if the policyowner is subject to that tax.

Possible tax law changes
--------------------------------------------------------------------------------
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

GIAC'S TAXES

Based on current life insurance tax regulations, GIAC does not pay tax on investment income or capital gains from the assets held in the Separate Account. The operations of the Separate Account are reported on our federal income tax return, which is then consolidated with that of our parent company, Guardian Life.

We may pay taxes at the state and local level, as well as premium taxes, but at present these are not substantial. If they increase, we reserve the right to recover these costs by charging the Separate Account or the policy.

INCOME TAX WITHHOLDING

We are generally required to withhold money for income taxes when you make a transaction on which you will have to pay tax. You can request in writing that we not withhold any amount for income tax purposes. If we do not, or if we fail to withhold enough to cover the taxes that are due, you could be penalized. You would also be responsible for any unpaid taxes when you file your regular income tax return. We may similarly withhold generation skipping transfer taxes unless you tell us in writing that these taxes are not required.


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T A X  C O N S I D E R A T I O N S                       P R O S P E C T U S  47
                                                         -----------------------

--------------------------------------------------------------------------------
RIGHTS AND RESPONSIBILITIES
--------------------------------------------------------------------------------


VOTING RIGHTS


As explained in The variable investment options, we are the owner of the fund shares held in the Separate Account. As a result, we have the right to vote at any meeting of the funds' shareholders.

Where we are required to by law, we will vote fund shares based on the instructions we receive from Park Avenue SVUL policyowners. If we do not receive instructions from some policyowners, we will vote fund shares attributable to their policies, and any shares we own in our own right, in the same proportion as the shares attributable to the policyowners from whom we do receive instructions. This proportion could include policyowners and contract owners from other separate accounts.

If changes in the law or its interpretation allow us to make voting decisions in our own right, or to restrict the voting of policyowners, we reserve the right to do so. We will ask you for your voting instructions if, on the record date set by the fund's directors, part of your policy account value is invested in the variable investment option of the Separate Account that corresponds to the mutual fund holding a shareholders' meeting.

The number of votes that you have will be based on the number of shares that you hold. We will calculate the number of shares, or fraction of a share, that you hold on the record date by dividing the dollar value of your investment in the division of the Separate Account corresponding to the mutual fund, by the net asset value of the variable investment option's shares on that date.

If, after careful examination, we reasonably disapprove of a proposed change to a mutual fund's investment adviser, its advisory contract, or its investment objectives or policies, we may disregard policyowners' voting instructions, if the law allows us to do so. If the change affects the investment adviser or investment policy, we will only exercise this right if we determine in good faith that the proposed change is contrary to state law or is inappropriate in view of the fund's investment objective and purpose. If we exercise this right, we will provide a detailed explanation of our actions in the next semi-annual report to policyowners.

Certain activities related to the operation of the Separate Account may require the approval of policyowners. See Rights reserved by GIAC. If a vote is required, you will be given one vote for every $100 of your policy that is held in the variable investment options. For any investments that we hold on our own behalf, we will vote in the same proportion as our policyowners.

You do not have the right to vote on the operations of the fixed-rate option.


-----------------------
48  P R O S P E C T U S      R I G H T S  A N D  R E S P O N S I B I L I T I E S
-----------------------

LIMITS TO GIAC'S RIGHT TO CHALLENGE
A POLICY

Incontestability
--------------------------------------------------------------------------------
Generally, we cannot challenge your policy once it is in force for two years.

Incontestability

Generally, we cannot challenge your policy or any face amount increase once it is in force during a given insured's lifetime for two years. This policy will terminate upon our successful contest with respect to either insured and we will refund premium payments made towards your policy. If you change your policy's death benefit from Option 1 or Option 3 to Option 2, we cannot challenge the amount of the increase in death benefit that results from this change once it has been in effect during a given insured's lifetime for two years from the date the change took effect. If the face amount has been increased, such increase will be incontestable after it has been in force during a given insured's lifetime for two years from the date the increase takes effect. If we are successful in our challenge, your death benefit will revert to what would have been payable had such change or increase not taken effect.

Misstatement of age or sex

If we find that the information in the application regarding the age or sex of an insured is wrong, we will adjust the death benefit to that which would have been purchased by the most recent deduction for cost of insurance under the policy and any rider costs using the correct age or sex.

Suicide exclusion

If the insured commits suicide within two years of the policy's issue date, we will cancel the policy and no death benefit proceeds will be paid, regardless of whether he or she is considered sane at the time. The amount that we must pay in death benefits will be limited to the greater of

o     the net cash surrender value as of the date of death, or

o     the policy premiums paid, minus

o     any policy debt, minus

o     any partial withdrawals.

If an insured commits suicide, while sane or insane within two years from the effective date of any increase in the face amount, our liability will be limited to the cost of insurance for such increase.

If an insured commits suicide within two years of an increase in your policy's death benefit due to a change from Option 1 or Option 3 to Option 2, the death benefit will be limited to the original death benefit under Option 1 or Option 3, whichever is applicable, plus the additional cost of insurance charges paid for the increased death benefit.


                                                         -----------------------
R I G H T S  A N D  R E S P O N S I B I L I T I E S      P R O S P E C T U S  49
                                                         -----------------------

RIGHTS RESERVED BY GIAC

We reserve the right to make changes or take actions that we feel are in the best interests of the policyowners and their beneficiaries, or are appropriate for the policy. We will follow applicable laws and regulations in exercising our rights, and will seek the approval of policyowners or regulators when necessary. Some of the changes or actions we may take include:

o     operating the Separate Account in any form permitted by law

o taking any action that will allow the Separate Account either to comply with or be exempt from sections of the 1940 Act

o     de-registering the Separate Account under the 1940 Act

o transferring the assets from one division of the Separate Account into other divisions, or to one or more separate accounts, or to our general account, and adding, combining, or removing investment divisions in the Separate Account

o substituting the shares of one mutual fund held through the Separate Account for shares of a different class in the same mutual fund, shares of a different mutual fund, or any other investment allowed by law

o adding to, suspending or eliminating your ability to direct how your net premiums are invested, or to transfer your investments among the variable investment options or the fixed-rate option

o changing the way we make deductions or collect charges, consistent with the limits outlined in the policy

o changing the policy as required to ensure that it continues to qualify as life insurance under the Internal Revenue Code, or to preserve favorable tax treatment for your benefits under the policy, or

o making any changes necessary to the policy so that it conforms with any action we are permitted to take.

Substitutions may be made with respect to existing policy value or the investment of future premium payments, or both. We may close subaccounts to allocations of premium payments or policy value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

We will inform you if we make a change that affects the basic nature of the investments in any of the variable investment options. If this occurs, you will have 60 days from the postmark on our notice to transfer your investments out of this option and into one of the other investment options, without charge. See Transfers between the investment options.


-----------------------
50  P R O S P E C T U S      R I G H T S  A N D  R E S P O N S I B I L I T I E S
-----------------------

YOUR RIGHT TO CANCEL YOUR POLICY

You may cancel your policy by returning it with a written cancellation notice to either our customer service office or the agent from whom you bought the policy. You must do this within the later of:

o     10 days of receiving your policy, or

o     45 days of signing your completed policy application.

Longer periods may apply in some states.

If a cancellation notice is sent by mail, it will be effective on the date of the postmark. Once we receive your notice, we will refund all of the premiums you have made towards your policy, and it will be considered void from the beginning. We may delay refunding any payments you made by check until your check has cleared.


                                                         -----------------------
R I G H T S  A N D  R E S P O N S I B I L I T I E S      P R O S P E C T U S  51
                                                         -----------------------

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------


DISTRIBUTION OF THE POLICIES

We have entered into a distribution agreement with Guardian Investor Services LLC (GIS) for the distribution and sale of the policies. GIS is affiliated with us. GIS acts as principal underwriter of the Park Avenue VUL policies as well as other variable life insurance policies and variable annuities that we offer. The Park Avenue VUL policies are distributed by GIAC agents who are licensed by state insurance authorities to sell variable life insurance and are registered representatives of GIS or other broker-dealer firms with which GIAC has entered into agreements to sell the policies.

We pay commissions for the sale of the policies. GIAC agents will receive a maximum sales commission of:


o 50% of the policy premium paid for the first policy year or the first year of a policy segment up to one target premium, and 2.85% of any policy premiums in excess of one target premium, then

o 4% of the policy premiums paid for policy years two through ten or years two through ten of any policy segment up to one target premium, and 3% of any policy premiums in excess of one target premium, then

o 0.15% per annum of the policy account value (excluding loans) paid monthly after policy year 10.

In certain group and sponsored arrangements, maximum commissions are 15% of premiums paid up to one target premium in the first policy year, 20% in policy years two through four, 7% in policy years five through ten. Premiums in excess of one target are compensated at the maximum rate of 2.85% in the first policy year and 3% in policy years two through ten. In policy years after ten, a maximum of 0.15% of policy account value (excluding loans) is paid.

We may also compensate our agents in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. In addition, agents may qualify for non-cash compensation such as expense-paid trips or educational seminars.

If you return your policy under the right to cancel provisions, the agent may have to return some or all of any commissions we have paid.


-----------------------
52  P R O S P E C T U S                         O T H E R  I N F O R M A T I O N
-----------------------

SUPPLEMENTAL BENEFITS AND RIDERS

We offer several riders or additional benefits that you can add to your policy. Certain of these riders are subject to age and underwriting requirements. We generally deduct monthly charges for these riders from your policy account value.

We currently offer the following riders under the policy:

o     Survivorship Adjustable Annual Renewable Term rider

o     Guaranteed Coverage rider

o     Policy Split Option

o     Select Security rider

o     Exchange of Insureds rider

o     Single Life Term rider

The benefits provided by each of these riders is summarized in Appendix B to this prospectus. These riders may not be available in all states.


TELEPHONE AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take requests for fund transfers and changes in allocation of future premiums over the phone. See How your premiums are allocated and Transfers Between the Investment Options for more details on requesting these transactions telephonically.

In addition to these telephone services, in the future we anticipate offering you the ability to use your personal computer to receive documents electronically, review your policy information and to perform other specified transactions. We will notify you as these electronic services become available. At that time, if you want to participate in any or all of our electronic programs, we will ask that you visit our website for information and registration. You may also be able to register by other forms of communication. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.


                                                         -----------------------
O T H E R  I N F O R M A T I O N                         P R O S P E C T U S  53
                                                         -----------------------

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. Should you decline to participate, you will be able to reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe that the registration or instructions are genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your policy information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to policy administration or not in the best interests of the policyowners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties, we ask you to send your request by regular or express mail and we will process it using the net asset value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

LEGAL CONSIDERATIONS FOR EMPLOYERS

The Park Avenue SVUL policy estimates different risks for men and women in establishing a policy's premiums, benefits and deductions, except in states where gender-neutral standards must be used. In 1983, the United States Supreme Court held that optional annuity benefits offered under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Anyone interested in buying Park Avenue SVUL policies in connection with insurance or benefits programs should consult with their legal advisers to determine if the policy is appropriate for this purpose.


-----------------------
54  P R O S P E C T U S                         O T H E R  I N F O R M A T I O N
-----------------------

ILLUSTRATIONS

Illustrations can help demonstrate how the policy operates, given the policy's charges, investment options and any optional features selected, how you plan to accumulate or access policy value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the policy's death benefits, cash surrender values and policy values with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your registered representatives or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

LEGAL PROCEEDINGS


We are not currently involved in any legal proceedings that would threaten our financial position or that of the Separate Account.


FINANCIAL STATEMENTS

The financial statements of GIAC and the Separate Account are contained in the Statement of Additional Information.



                                                         -----------------------
O T H E R  I N F O R M A T I O N                         P R O S P E C T U S  55
                                                         -----------------------

--------------------------------------------------------------------------------
APPENDIX A

SPECIAL TERMS USED IN THIS PROSPECTUS
--------------------------------------------------------------------------------

Some of the special terms used in this prospectus are defined below.

Additional sum insured

This is additional insurance coverage that provides a level death benefit to the policy anniversary nearest the insured's 100th birthday.

Age

The insured's age on the birthday closest to the date the policy takes effect.

Attained age

Each insured's age plus the number of policy years completed since the policy date.

Basic policy

The policy, including the basic sum insured, additional sum insured, endorsements and applications, but excluding any additional benefit riders.

Basic sum insured

The amount of coverage provided by the Basic policy, excluding any additional sum insured. The minimum basic sum insured is currently $250,000.

Business day

Each day that GIAC processes transactions, currently including each day on which the New York Stock Exchange or its successor is open for trading and GIAC is open for business. GIAC's close of business is 4 p.m. New York time. If any transaction or event occurs or is scheduled to occur on a day that is not a business day, or if a transaction request is received after GIAC's close of business, such transaction or event will be deemed to occur as of the next following business day unless otherwise specified.


Customer service office

The Guardian Insurance & Annuity Company, Inc. Customer Service Office, P.O. Box 26240, Lehigh Valley, PA 18002, 1-800-441-6455.


Face amount

The sum of the basic sum insured plus the additional sum insured and the amount of any policy segments in force at the time of determination.

Initial face amount

The face amount in force on the policy's issue date. The minimum initial face amount is currently $250,000.

Internal Revenue Code

The Internal Revenue Code of 1986, as amended, and its related rules and regulations.

Issue date

The date your policy is issued at GIAC's customer service Office.


-----------------------
56  P R O S P E C T U S                                 S P E C I A L  T E R M S
-----------------------

Loan account

An account to which values from the variable investment options and the fixed-rate option are transferred when a policy loan is taken. The Loan Account is equal to the loan.

Loan amount

The sum of any amounts borrowed plus any capitalized loan interest less any loan repayment.

Loan interest account

An account that represents the interest earnings credited by GIAC on the Loan Account.

Minimum annual premium

An amount used to determine whether your policy meets the No Lapse Guarantee Premium Test, and in setting your policy's initial premium. It is shown in your policy.

Monthly processing date

The day of each policy month on which the monthly deduction is deducted from the policy account value and certain policy benefits and values are calculated. The monthly processing date is the same date of each calender month as the policy date, or the last day of a calender month if that is earlier. If such calendar day is not a business day, the monthly processing date will be the next following business day.

Net accumulated premiums

At issue, net accumulated premiums equals the value of the initial premium payment. Thereafter, net accumulated premiums will increase, as a result of premium payments made, and decrease, as a result of partial withdrawals. After a premium payment, net accumulated premiums will be equal to the value of net accumulated premiums before the premium payment plus the amount of the premium paid. After a partial withdrawal, net accumulated premiums is equal to the greater of (i) the value of net accumulated premiums before the withdrawal, decreased by the amount of the partial withdrawal, or (ii) zero.

Net amount at risk

The difference between the amount that you would be paid under a policy segment under the policy's death benefit and the policy account value allocated to that segment.

Net Premium

The amount of premium that remains after we deduct premium charges from the premiums you pay.

No Lapse Guarantee

For the first three years of your policy the No Lapse Guarantee ensures that it will not lapse, even if the net cash surrender value of your policy is not enough to pay the policy's monthly deduction in a given month, so long as the No Lapse Guarantee Premium Test is met. For policies issued in Illinois, the No Lapse Guarantee and No Lapse Guarantee Premium


                                                         -----------------------
S P E C I A L  T E R M S                                 P R O S P E C T U S  57
                                                         -----------------------

Test are the Minimum Premium Period and Minimum Premium Period Test, respectively.

No Lapse Guarantee Premium Test

This test is used to determine whether your policy qualifies for the No Lapse Guarantee. It states that, as of the most recent monthly processing date, you must have paid at least as much into your policy (minus any withdrawals or policy debt) as the minimum annual premiums up to this date, as outlined in your policy. To calculate your minimum annual premium for the current policy year, multiply your minimum annual premium by a ratio equal to the number of completed policy months since the last policy anniversary plus 1 over 12. For policies issued in Illinois, the No Lapse Guarantee and No Lapse Guarantee Premium Test are the Minimum Premium Period and Minimum Premium Period Test, respectively.

Policy anniversary

The same date each year as the policy date.

Policy date

The date your policy comes into effect. This date is used to measure policy months, policy years, policy anniversaries, and monthly processing dates.

Policy debt

The unpaid policy loan amount plus the accumulated and unpaid interest on those loans.

Policy segment

The additional coverage provided by an increase in face amount.

Surviving insured

The insured remaining alive after the first death that occurs while this policy is in force.

Target premium

A measure of premium used to determine your policy's premium charges and agent commissions. Your policy's basic sum insured and any policy segments you buy each have their own target premium. The target premium associated with the basic sum insured is based on both insureds' ages, underwriting classes and sex (unless gender-neutral rates are required by law). The target premium associated with any policy segment is based on the insureds' attained ages and the underwriting classes for each policy segment.

The target premium for any rider, except the guaranteed coverage rider, is based on the monthly deduction for that rider during the first policy year.

Younger insured

The younger of the two insureds on the policy date.


-----------------------
58  P R O S P E C T U S                                 S P E C I A L  T E R M S
-----------------------

--------------------------------------------------------------------------------
APPENDIX B

ADDITIONAL BENEFITS BY RIDER
--------------------------------------------------------------------------------

Additional benefits are available by riders to the policy. Riders are issued subject to GIAC's standards for classifying risks. GIAC charges premiums for additional benefit riders. These premium amounts are deducted monthly from policy account value. The benefits provided by the riders are fully described in the riders and summarized here. These riders may not be available in all states. Terms and conditions may vary from state to state.

Survivorship Adjustable Annual Renewable Term (SAART) rider -- this rider, available only at issue, provides term insurance coverage to the insured's age
80. Coverage under this rider has no cash value associated with it. If you have purchased an additional sum insured you cannot have an SAART rider. If SAART coverage is greater than basic sum insured coverage, you cannot purchase a guaranteed coverage rider.

Guaranteed Coverage rider ("GCR") -- this rider, available with death benefit option 1 and at issue only, guarantees that the policy will remain in force even if the net cash surrender value is less than the current monthly deduction, provided the GCR requirement, as described in the rider, is met. It is not available if coverage under the additional sum insured or SAART rider, or any single life term rider, is greater than the basic sum insured at issue.

Select Security rider -- this rider, used in split dollar cases, is an endorsement that prevents the policy owner from making certain policy changes without the consent of the policy owner's employer. There is no charge for this rider.

Exchange of Insureds rider -- this rider gives the policy owner the right to exchange the policy for a new one on the life of a substitute insured. The exercise of this rider will be treated as a taxable exchange for federal income tax purposes.

Single Life Term rider -- this adjustable, annually renewable term rider, available only at issue, provides a level death benefit on the life of one or both of the insureds to age 85. The policyowner can purchase one rider for one of the insureds or two riders, one for each of the insureds. The minimum face amount is $25,000 and the maximum face amount is the sum of the basic sum insured, any additional sum insured and any policy segments.

Policy Split Option -- this rider, which is only available if the insureds are spouses, and if neither insured is in the uninsurable risk class, allows the policyowner to split the policy into two single traditional whole life policies, each having the same policy date as the original policy. There is no charge for this option. Certain conditions must be satisfied before the policy split option can be exercised. These conditions include the following:

o The basic policy and this rider must be in force, with all due monthly deductions paid to the exchange date.

o Both of the insureds under this policy must be living on the exchange date.

o The owner of each new policy must have an insurable interest in the insured's life.

o The owner of each new policy and the insured must sign the application for the new policy.

o     Any assignee must agree in writing to the exchange.

o You must provide satisfactory evidence of insurability if the face amount of a new policy received in exchange for your SVUL policy exceeds 50% of the face amount (plus any survivorship adjustable annual renewable term insurance) of your SVUL policy.


Depending on your individual circumstances, it may or may not be to your advantage to add coverage to your policy through a rider. Some of the circumstances to consider include the premium you want to pay, the amount of coverage and how long you want this additional coverage for, and the age, sex and underwriting classifications of the insureds. Your GIAC representative can help you decide whether adding rider benefits to your policy would be in your best interest.


GIAC may from time to time discontinue the availability of one or more of these riders, or make other riders available. GIAC agents can provide information about the current availability of particular riders.


                                                         -----------------------
A P P E N D I C E S                                      P R O S P E C T U S  59
                                                         -----------------------

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

ILLUSTRATIONS OF DEATH BENEFITS, POLICY ACCOUNT VALUES,
NET CASH SURRENDER VALUES AND ACCUMULATED POLICY PREMIUMS

      The following tables illustrate how policies operate. Specifically, they show how the death benefit, net cash surrender value and policy account value can vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Separate Account that are equal to constant after tax annual rates of 0%, 6%, and 10%. The tables are based on policies with face amounts of $500,000 for a male insured Age 40, preferred plus underwriting class, and a female insured Age 40, preferred plus underwriting class, utilizing the guideline premium test. Values are first given based on current charges and then based on the policy's higher guaranteed charges. Each illustration is given first for a policy with an Option 1 death benefit, then for a policy with an Option 2 death benefit, and, finally, for a policy with an Option 3 death benefit. These illustrations may assist in the comparison of death benefits, net cash surrender values and policy account values for Park Avenue SVUL policies with those under other survivorship variable life insurance policies that may be issued by GIAC or other companies. Prospective policyowners are advised, however, that it may not be advantageous to replace existing life insurance coverage by purchasing a Park Avenue SVUL policy, particularly if the decision to replace existing coverage is based primarily on a comparison of policy illustrations.


      Actual returns will fluctuate over time and likely will be both positive and negative. The actual death benefits, net cash surrender values and policy account values under the policy would be significantly different from those shown even if actual returns averaged 0%, 6%, and 10%, but fluctuated over and under those averages throughout the years shown. Depending on the timing and degree of fluctuation, the actual values could be substantially less than those shown, and may, under circumstances, result in the lapse of the policy unless the owner pays more than the stated premium.

      Death benefits, net cash surrender values and policy account values will be different from the amounts shown if: (1) the actual gross rates of return average 0%, 6%, or 10%, but vary above and below the average over the period; and (2) premiums are paid at other than annual intervals. Benefits and values will also be affected by the policyowner's allocation of the unloaned policy account value among the variable investment options and the fixed-rate option. If the actual gross rate of return for all options averages 0%, 6%, or 10%, but varies above or below that average for individual options, allocation and transfer decisions can have a significant impact on a policy's performance. Policy loans and other policy transactions, such as partial withdrawals, will also affect results, as will the insured's sex, smoker status and underwriting class.

      Death benefits, net cash surrender values and policy account values shown in the tables reflect the fact that: (1) deductions have been made from premiums for premium charges; and (2) the monthly deduction is deducted from the policy account value on each monthly processing date. The net cash surrender values shown in the tables reflect the fact that a surrender charge is deducted upon surrender or lapse during a period of time that will not exceed 9 policy years. See Deductions and charges. The amounts shown in the illustrations also reflect an arithmetic average of the investment advisory fees and operating expenses incurred by the mutual funds, at an annual rate of ____% of the average daily net assets of such funds. The average is based upon actual expenses, before applicable expense reimbursements and fee waivers, incurred during 2002.


      In the absence of expense reimbursements and fee waivers, operating expenses of the affected funds, and the average investment advisory fees and expenses used in the following illustrations would have been higher. For an explanation of the expenses see the accompanying fund prospectuses.


      Taking account of the charges, the average investment advisory fee and the operating expenses of the mutual funds, the gross annual rates of return of 0%, 6%, and 10% correspond to net investment experience at ____%, ____%, and ____%, respectively. See Net investment factor.


      The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Separate Account since no charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the death benefits, net cash surrender values and policy account values illustrated. See GIAC's taxes.


-----------------------
60  P R O S P E C T U S                                      A P P E N D I C E S
-----------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX C

      The fourth column of each table shows the amount which would accumulate if an amount equal to the target premium was invested to earn interest, after taxes, of 5% per year, compounded annually. There can be no assurance that a prospective policyowner would be able to earn this return.

      GIAC will furnish upon request an illustration reflecting the proposed insureds' ages, sexes, underwriting classes, face amount requested, and life insurance test selected, but a premium-based illustration must reflect GIAC's current minimum face amount requirement for Park Avenue SVUL -- which is $250,000.

      These illustrations will refer to "net outlay" as the cash flow into or out of the policy. It is equal to the sum of all premiums and accrued loan interest paid in cash and reduced by the proceeds of any policy loan or partial withdrawal received in cash. For purposes of these illustrations "net outlay" will be equal to target premium.

      From time to time, advertisements or sales literature for Park Avenue SVUL may quote historical performance data of one or more of the underlying funds, and may include cash surrender values and death benefit figures computed using the same methodology as that used in the following illustrations, but with historical average annual total returns of the underlying funds for which performance data is shown in the advertisement or sales literature replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables, and examples. Any such information is intended to show the policy's investment experience based on the historical experience of the underlying funds and is not intended to represent what may happen in the future.

      GIAC began to offer Park Avenue SVUL on January 8, 2001. As such the policies may not have been available when the funds commenced their operations. However, illustrations may be based on the actual investment experience of the funds since their respective inception dates (See Investment performance of the Funds). The results for any period prior to the policies' being offered would be calculated as if the policies had been offered during that period of time, with all charges assumed to be those applicable to the policies. Thus the illustrations will reflect deductions for each fund's expenses, and the charges deducted from premiums, monthly deductions and any transaction deductions associated with the policy in question.


                                                         -----------------------
A P P E N D I C E S                                      P R O S P E C T U S  61
                                                         -----------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX C

              Male Issue Age ___, Preferred Plus Underwriting Risk
             Female Issue Age ___, Preferred Plus Underwriting Risk

                              $_______ Face Amount

                             Death Benefit Option 1

                           Target Premium = $________

        These values reflect CURRENT cost of insurance and other charges
                Using the Guideline Premium Test as defined under
                   Section 7702 of the Internal Revenue Code.

                                               Assuming Current               Assuming Current               Assuming Current
                                          Charges and 0% Gross Return    Charges and 6% Gross Return    Charges and 10% Gross Return
                              Premiums  ------------------------------   ----------------------------   ----------------------------
   End        Age          Accumulated                  Net                            Net                            Net
    of  Beginning                at 5%    Policy       Cash        Net    Policy       Cash      Net     Policy       Cash      Net
Policy         of     Net     Interest   Account  Surrender      Death   Account  Surrender    Death    Account  Surrender    Death
  Year       Year  Outlay     Per Year     Value      Value    Benefit     Value      Value  Benefit      Value      Value  Benefit
------  ---------  ------  -----------  --------  ---------  ---------   -------  ---------  -------    -------  ---------  -------










IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


-----------------------
62  P R O S P E C T U S                                      A P P E N D I C E S
-----------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX C

              Male Issue Age __, Preferred Plus Underwriting Risk
             Female Issue Age __, Preferred Plus Underwriting Risk

                              $_______ Face Amount

                             Death Benefit Option 1

                           Target Premium = $________

       These values reflect GUARANTEED cost of insurance and other charges
               Using the Guideline Premium Test as defined under
                   Section 7702 of the Internal Revenue Code.

                                              Assuming Guaranteed            Assuming Guaranteed           Assuming Guaranteed
                                          Charges and 0% Gross Return    Charges and 6% Gross Return   Charges and 10% Gross Return
                              Premiums  ------------------------------   ----------------------------   ----------------------------
   End        Age          Accumulated                  Net                            Net                            Net
    of  Beginning                at 5%    Policy       Cash        Net    Policy       Cash      Net     Policy       Cash      Net
Policy         of     Net     Interest   Account  Surrender      Death   Account  Surrender    Death    Account  Surrender    Death
  Year       Year  Outlay     Per Year     Value      Value    Benefit     Value      Value  Benefit      Value      Value  Benefit
------  ---------  ------  -----------  --------  ---------  ---------   -------  ---------  -------    -------  ---------  -------














IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                         -----------------------
A P P E N D I C E S                                      P R O S P E C T U S  63
                                                         -----------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX C

              Male Issue Age __, Preferred Plus Underwriting Risk
             Female Issue Age __, Preferred Plus Underwriting Risk

                              $_______ Face Amount

                             Death Benefit Option 2

                           Target Premium = $________

        These values reflect CURRENT cost of insurance and other charges
               Using the Guideline Premium Test as defined under
                   Section 7702 of the Internal Revenue Code.

                                               Assuming Current               Assuming Current               Assuming Current
                                          Charges and 0% Gross Return    Charges and 6% Gross Return    Charges and 10% Gross Return
                              Premiums  ------------------------------   ----------------------------   ----------------------------
   End        Age          Accumulated                  Net                            Net                            Net
    of  Beginning                at 5%    Policy       Cash        Net    Policy       Cash      Net     Policy       Cash      Net
Policy         of     Net     Interest   Account  Surrender      Death   Account  Surrender    Death    Account  Surrender    Death
  Year       Year  Outlay     Per Year     Value      Value    Benefit     Value      Value  Benefit      Value      Value  Benefit
------  ---------  ------  -----------  --------  ---------  ---------   -------  ---------  -------    -------  ---------  -------












IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


-----------------------
64  P R O S P E C T U S                                      A P P E N D I C E S
-----------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX C

              Male Issue Age ___, Preferred Plus Underwriting Risk
             Female Issue Age ___, Preferred Plus Underwriting Risk

                              $_______ Face Amount

                             Death Benefit Option 2

                           Target Premium = $________

       These values reflect GUARANTEED cost of insurance and other charges
               Using the Guideline Premium Test as defined under
                   Section 7702 of the Internal Revenue Code.

                                              Assuming Guaranteed            Assuming Guaranteed           Assuming Guaranteed
                                          Charges and 0% Gross Return    Charges and 6% Gross Return   Charges and 10% Gross Return
                              Premiums  ------------------------------   ----------------------------   ----------------------------
   End        Age          Accumulated                  Net                            Net                            Net
    of  Beginning                at 5%    Policy       Cash        Net    Policy       Cash      Net     Policy       Cash      Net
Policy         of     Net     Interest   Account  Surrender      Death   Account  Surrender    Death    Account  Surrender    Death
  Year       Year  Outlay     Per Year     Value      Value    Benefit     Value      Value  Benefit      Value      Value  Benefit
------  ---------  ------  -----------  --------  ---------  ---------   -------  ---------  -------    -------  ---------  -------










IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                         -----------------------
A P P E N D I C E S                                      P R O S P E C T U S  65
                                                         -----------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX C

              Male Issue Age ___, Preferred Plus Underwriting Risk
             Female Issue Age ___, Preferred Plus Underwriting Risk

                              $_______ Face Amount

                             Death Benefit Option 3

                           Target Premium = $________

        These values reflect CURRENT cost of insurance and other charges
               Using the Guideline Premium Test as defined under
                   Section 7702 of the Internal Revenue Code.

                                               Assuming Current               Assuming Current               Assuming Current
                                          Charges and 0% Gross Return    Charges and 6% Gross Return    Charges and 10% Gross Return
                              Premiums  ------------------------------   ----------------------------   ----------------------------
   End        Age          Accumulated                  Net                            Net                            Net
    of  Beginning                at 5%    Policy       Cash        Net    Policy       Cash      Net     Policy       Cash      Net
Policy         of     Net     Interest   Account  Surrender      Death   Account  Surrender    Death    Account  Surrender    Death
  Year       Year  Outlay     Per Year     Value      Value    Benefit     Value      Value  Benefit      Value      Value  Benefit
------  ---------  ------  -----------  --------  ---------  ---------   -------  ---------  -------    -------  ---------  -------









IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


-----------------------
66  P R O S P E C T U S                                      A P P E N D I C E S
-----------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX C

              Male Issue Age ___, Preferred Plus Underwriting Risk
             Female Issue Age ___, Preferred Plus Underwriting Risk

                              $_______ Face Amount

                             Death Benefit Option 3

                           Target Premium = $________

       These values reflect GUARANTEED cost of insurance and other charges
                Using the Guideline Premium Test as defined under
                   Section 7702 of the Internal Revenue Code.

                                              Assuming Guaranteed            Assuming Guaranteed           Assuming Guaranteed
                                          Charges and 0% Gross Return    Charges and 6% Gross Return   Charges and 10% Gross Return
                              Premiums  ------------------------------   ----------------------------   ----------------------------
   End        Age          Accumulated                  Net                            Net                            Net
    of  Beginning                at 5%    Policy       Cash        Net    Policy       Cash      Net     Policy       Cash      Net
Policy         of     Net     Interest   Account  Surrender      Death   Account  Surrender    Death    Account  Surrender    Death
  Year       Year  Outlay     Per Year     Value      Value    Benefit     Value      Value  Benefit      Value      Value  Benefit
------  ---------  ------  -----------  --------  ---------  ---------   -------  ---------  -------    -------  ---------  -------







IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



                                                         -----------------------
A P P E N D I C E S                                      P R O S P E C T U S  67
                                                         -----------------------

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------


                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION

ABOUT GIAC

ADDITIONAL INFORMATION ABOUT THE POLICY

ADDITIONAL INFORMATION ABOUT CHARGES

PERFORMANCE INFORMATION

ADDITIONAL INFORMATION

FINANCIAL STATEMENTS OF THE GUARDIAN SEPARATE ACCOUNT N

CONSOLIDATED FINANCIAL STATEMENTS OF THE GUARDIAN
INSURANCE & ANNUITY COMPANY, INC.

APPENDIX A -- INVESTMENT PERFORMANCE OF THE FUNDS

APPENDIX B -- USES OF LIFE INSURANCE



-----------------------
68  P R O S P E C T U S                         O T H E R  I N F O R M A T I O N
-----------------------

--------------------------------------------------------------------------------
BACK COVER PAGE
--------------------------------------------------------------------------------

WHERE TO GET MORE INFORMATION


Our Statement of Additional Information (SAI) has more details about the policy described in this prospectus and is incorporated into this prospectus by reference. If you would like a free copy, please call us toll-free at 1-800-441-6455, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service office
Box 26240
Lehigh Valley, Pennsylvania 18002


Information about us (including the SAI), is also available on the SEC's Internet site at www.sec.gov, or can be reviewed and copies made at or ordered from (for a fee) the SEC's Public Reference Room, 450 Fifth St., NW, Washington, D.C. 20549-0102. (Direct questions to the SEC at 202-942-8090.)

HOW TO COMMUNICATE WITH US

We cannot act on any request (except for proper telephone transfer requests) unless it is received in writing at our customer service office, in a form acceptable to us. Your request must include:

o     your policy number

o     the full name of all policyowners

o     the full name of the insureds, and

o     your current address.

Our address for regular mail is:


  The Guardian Insurance & Annuity Company, Inc.
  P.O. Box 26240
  Lehigh Valley, PA 18002


Our address for registered, certified or express mail is:

  The Guardian Insurance & Annuity Company, Inc.
  3900 Burgess Place
  Bethlehem, PA 18017

If you need information on your policy, or a personalized illustration, contact your registered representative, or call us at 1-800-441-6455 between 8 a.m. and 6 p.m. Eastern time or write us at the above address.

Current policyowners should contact their registered representative for current personalized illustrations.

Investment Company Act File No. 811-09725


                                                         -----------------------
O T H E R  I N F O R M A T I O N                         P R O S P E C T U S  69
                                                         -----------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[LOGO]            The Guardian
GUARDIAN(SM)      Insurance & Annuity
                  Company, Inc.
                  7 Hanover Square
                  New York, NY 10004-2616

                  Visit our Web site: www.glic.com

                  Executive offices:
                  7 Hanover Square
                  New York,  NY  10004
                  Customer Service office:
                  P.O. Box 26240
                  Lehigh Valley, PA 18002-6240
                  1(800) 441-6455



                        The Park Avenue VUL Millennium Series(R) insurance policies are issued by The Guardian Insurance & Annuity Company, Inc. (GIAC), a Delaware corporation, and distributed by Guardian Investor Services LLC (GIS). GIS and GIAC are located at 7 Hanover Square, New York, NY 10004, 1(800) 441-6455. GIS and GIAC are wholly owned subsidiaries of The Guardian Life Insurance Company of America, New York, NY.

Pub. 3342  5/02         GIS is a member of NASD, SIPC.


-----------------------
70  P R O S P E C T U S                         O T H E R  I N F O R M A T I O N
-----------------------

PARK AVENUE SVUL -

MILLENNIUM SERIES(R)

Issued Through The Guardian Separate Account N of The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated May 1, 2003

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account N (marketed under the name "Park Avenue SVUL-Millennium Series(R)") dated May 1, 2003.

A free Prospectus is available upon request by writing or calling:


                 The Guardian Insurance & Annuity Company, Inc.
                             Customer Service Office
                                 P.O. Box 26240
                        Lehigh Valley, Pennsylvania 18002
                                 1-800-441-6455


Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

                 TABLE OF CONTENTS

                                                                            Page
                                                                            ----

                 About GIAC .........................................       B-x

                 Additional Information About the Policy ............       B-x

                 Additional Information About Charges ...............       B-x

                 Performance Information ............................       B-x

                 Additional Information .............................       B-x

                 Financial Statements of The Guardian
                 Separate Account N .................................       B-xx

                 Consolidated Financial Statements of The
                 Guardian Insurance & Annuity Company, Inc. .........       B-xx

                 Appendix A - Investment Performance of
                 the Funds ..........................................       B-xx

                 Appendix B - Uses of Life Insurance ................       B-xx


EB-013286    5/02


S T A T E M E N T  O F  A D D I T I O N A L  I N F O R M A T I O N         -----
                                                                            B-1
                                                                           -----

ABOUT GIAC

Your Park Avenue SVUL policy is issued, through its Separate Account N, by The Guardian Insurance & Annuity Company, Inc. (GIAC), a Delaware stock insurance company formed in 1970. GIAC is licensed to sell life insurance and annuities in all 50 states of the United States of America and the District of Columbia. As of December 31, 2002, our total assets (gaap basis) exceeded $__ billion.

We are wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2002, Guardian Life had total assets (GAAP basis) in excess of $________ billion. The offices of both Guardian Life and GIAC are located at 7 Hanover Square, New York, New York 10004.

Both Guardian Life and GIAC have consistently received exemplary ratings from Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps and A.M. Best. These ratings may change at any time, and only reflect GIAC's ability to meet its insurance-related obligations and the guaranteed return on the fixed-rate option. These ratings do not apply to the variable investment options, which are subject to the risks of investing in any securities. Guardian Life does not issue the Park Avenue VUL policies, and does not guarantee the benefits provided by the policy.

The Guardian Separate Account N was established by GIAC's Board of Directors on September 23, 1999 under the insurance laws of the State of Delaware. It is registered with the SEC as a unit investment trust.

ADDITIONAL INFORMATION ABOUT THE POLICY

Issuing the Policy

If you already own certain fixed-benefit life insurance policies issued by us or by Guardian Life, you may be able to buy a Park Avenue SVUL policy without having to meet our insurance requirements again. You can do this by exchanging your current policy for a Park Avenue SVUL policy or if your fixed-benefit policy contains a rider to permit you to purchase a Park Avenue SVUL policy. You may also be able to convert to a Park Avenue SVUL policy if your existing policy contains appropriate riders. In this case you may have to meet minimal insurance requirements.


If you have a whole life policy with a convertible term rider issued by us or by Guardian Life, you may be able to receive a credit of up to one minimum annual premium if you convert it to a Park Avenue SVUL policy.


Death Benefit Options


Guideline Premium and Cash Value Corridor Test ("Guideline Premium Test")


The Guideline Premium Test consists of two parts: the Guideline Premium Test and the Cash Value Corridor Test.

To satisfy the Guideline Premium Test the total of all premiums you pay must not exceed certain maximums. The total of premiums paid, minus the nontaxable portion of partial withdrawals, must not be greater than the larger of the following:

o     the guideline single premium on the date the calculation is done, or

o the sum of the guideline level premiums to the date the calculation is done.

For the purposes of this test, the guideline single premium is the premium that would be necessary to pay for future benefits under the policy as calculated at the time the policy is issued. It's based on "reasonable" mortality and expense charges (as defined in Section 7702 of the Internal Revenue Code) and an effective annual interest rate of 6%.

The guideline level premium is the level annual premium payable to age 100 that would be necessary to pay for all future benefits under the policy as calculated at the time the policy is issued. It's based on "reasonable" mortality and expense charges (as defined in Section 7702 of the Internal Revenue Code) and an effective annual interest rate of 4%.

Payment of premiums in excess of the guideline premium limit is permitted if those premiums are necessary to keep the policy in force.


-----
 B-2                                     T H E  G U A R D I A N  I N V E S T O R
-----

To satisfy the Cash Value Corridor Test, the death benefit must at least equal the percentage of the policy account value shown in the following table:

                                                        Percentage of policy
          Attained age                                  account value *
      --------------------------------------------------------------------------
          0-40                                          250%
      --------------------------------------------------------------------------
          40-45                                         250% - 215%
      --------------------------------------------------------------------------
          45-50                                         215% - 185%
      --------------------------------------------------------------------------
          50-55                                         185% - 150%
      --------------------------------------------------------------------------
          55-60                                         150% - 130%
      --------------------------------------------------------------------------
          60-65                                         130% - 120%
      --------------------------------------------------------------------------
          65-70                                         120% - 115%
      --------------------------------------------------------------------------
          70-75                                         115% - 105%
      --------------------------------------------------------------------------
          75-90                                         105%
      --------------------------------------------------------------------------
          90-95                                         105% - 100%
      --------------------------------------------------------------------------
          95+                                           100%
      --------------------------------------------------------------------------

* The percentage decreases uniformly as attained age increases within the age ranges.


Changing Your Death Benefit Option


If you're changing from Option 1 to Option 2, we will decrease the face amount by the lesser of (i) the policy account value on the date the change takes effect or (ii) the face amount divided by the applicable death benefit factor shown in your policy. You must also prove that the insured meets our insurance requirements and we will terminate any additional sum insured.

If you're changing from Option 2 to Option 1, we will increase the face amount by the lesser of (i) the policy account value on the date the change takes effect, or (ii) the face amount divided by [the applicable death benefit factor minus 1]. The applicable death benefit factor is shown on page 4 of your policy.

If you're changing from Option 3 to Option 1, we will increase the face amount by the amount of net accumulated premiums on the date the change takes effect.

If you're changing from Option 3 to Option 2, we will adjust the face amount by an amount equal to net accumulated premiums on the effective date of the change minus the lesser of: (i) policy account value on the effective date of the change or (ii) the face amount divided by the applicable death benefit factor shown on page 4 of your policy.

Net investment factor

We calculate the unit value of each variable investment option on each business day by multiplying the option's immediately preceding unit value by the net investment factor for that day. We calculate the net investment factor as follows on each business day:

o the net asset value of one share of the mutual fund corresponding to the variable investment option at the close of the current business day, plus

o the amount per share of any dividends or capital gains distributed by the fund on the current business day, minus any federal, state or local taxes payable by GIAC and allocated by GIAC to the variable investment option; divided by

o the net asset value of one share of the same mutual fund at the close of the previous business day.

The prospectuses for each fund describe how they calculate the net asset values of their mutual fund shares.

                                                                           -----
S T A T E M E N T  O F  A D D I T I O N A L  I N F O R M A T I O N          B-3
                                                                           -----

Decreasing the face amount

Your death benefit option will determine how your policy is affected by a reduction in the face amount due to a partial withdrawal:

o under Option 1, a partial withdrawal will typically cause an immediate reduction in your policy's face amount.

o under Option 2, a partial withdrawal will not reduce your policy's face amount. However, the amount of your death benefit will decline with each partial withdrawal.

o under Option 3, a partial withdrawal will typically not cause an immediate reduction in your policy's face amount. However, the amount of your death benefit will decline with each partial withdrawal.

If you have made one or more increases to the initial face amount by adding policy segments and then request a face amount decrease, we will apply the decrease to your policy segments as follows. We start with the most recent policy segment, followed by the next most recent, and so on, and then reduce the additional sum insured portion of the initial face amount and, finally, reduce the basic sum insured portion of the initial face amount.

Since we do not deduct a surrender charge when you decrease the face amount, the surrender charge does not change. Your policy account value must always be greater than the surrender charge. Further, the administrative charge per $1,000 of coverage is not reduced by a decrease in face amount.

We will send you policy pages that reflect the changes resulting from your reduction in the face amount.


Reducing the face amount of your policy may have tax consequences, including possibly causing it to be considered a modified endowment contract under the Internal Revenue Code. A decrease in face amount may also reduce the federal tax law limits on what you can put into the policy. In these cases you may need to have a portion of the policy's cash value paid to you to comply with federal tax law. See the prospectus at Tax considerations.

You can also reduce or cancel coverage provided by the Survivorship Adjustable Annual Renewable Term rider. Areduction in the face amount of the Survivorship Adjustable Annual Renewable Term rider will not affect the face amount of your policy. Likewise, you can decrease the face amount of your policy without reducing the coverage of your term rider.

Consult your sales representative for advice. See the Prospectus at Appendix B for more information on the Survivorship Adjustable Annual Renewable Term Rider.


Increasing the Face Amount

We'll issue the increase in the form of a separate policy segment. Each policy segment has its own underwriting class, rate for cost of insurance, surrender charges, administrative charges, premium charge, target premium, and, during the first three policy years, minimum annual premium.

After an increase in the face amount takes effect, to calculate premium charges we will allocate premium payments first to the initial face amount and then to each policy segment, starting with the oldest policy segment and ending with the most recent one. We'll allocate premiums in such a way that they won't exceed the annual target premium for the initial face amount or for each policy segment. When the sum of the premiums paid during a policy year exceeds the target premium for the initial face amount, we will allocate the excess to the first policy segment. If the premiums you pay during a policy year exceed the target premiums for all the policy segments and the initial face amount, we'll allocate the excess proportionately according to the target premiums for the initial face amount and each policy segment.

If you increase the face amount of your policy, it will be subject to new surrender charges. We'll calculate the surrender charges as if you had bought a new policy for the increase in the face amount. A new maximum 9-year surrender charge will apply to the policy segment that increased the face amount. We'll notify you about the new surrender charge after any increase in the face amount.


-----
 B-4                                     T H E  G U A R D I A N  I N V E S T O R
-----

You don't have to pay an additional premium to increase the face amount. However, you may have to make a premium payment to prevent the policy from going into default. That's because the new surrender charges triggered by an increase in the face amount would automatically reduce the net cash surrender value of the policy. Depending on your circumstances, a premium payment may be necessary to keep the net cash surrender value above zero.

Increasing the face amount of your policy may have tax consequences, including possibly causing your policy to be considered a modified endowment contract. The tax consequences associated with your policy being classified as a modified endowment contract are discussed in the prospectus at Tax considerations.

Reduction-free partial withdrawals

We will calculate the reduction-free partial withdrawal amount as of the close of business on the date we receive your request. This amount will be affected by which death benefit option you have chosen.

If you have chosen death benefit Option 1, your reduction-free partial withdrawal amount is any positive amount resulting from:

o     your policy account value, minus

o your policy's face amount divided by the death benefit factor outlined in your policy.

If you have chosen death benefit Option 2, all partial withdrawals are reduction-free.

If you have chosen death benefit Option 3, your reduction-free partial withdrawal amount is the greater of:

o your net accumulated premiums immediately prior to the partial withdrawal, or

o     any positive amount resulting from:

      o     your policy account value, minus

      o your policy's face amount divided by the death benefit factor outlined in your policy.

Dollar cost averaging

The amount of your monthly transfer under this option must be at least $100 for each variable investment option you wish to invest in. Amounts will be transferred automatically on each monthly processing date from The Guardian Cash Fund into the variable investment options you have chosen.

Before the program can begin, you must submit an authorization form.

We will stop your dollar cost averaging program when:

o the period of time listed on your dollar cost averaging authorization form ends

o your policy account value in The Guardian Cash Fund is insufficient to cover your monthly investment in the variable investment options you have chosen. If this happens we will divide what you do have in The Guardian Cash Fund proportionally among the variable investment options you have chosen, leaving a balance of zero in The Guardian Cash Fund

o you tell us in writing to end the program, and we receive this notice at least three days before the next monthly processing date, or

o     your policy lapses or you surrender it.

You may change your transfer instructions or reinstate the dollar cost averaging program, subject to the rules above, if we receive a new authorization form at least three business days before your policy's next monthly processing date.

Payment options

Under Payment Option 1, we will hold the proceeds and make monthly interest payments at a guaranteed annual rate of 3%.


                                                                           -----
S T A T E M E N T  O F  A D D I T I O N A L  I N F O R M A T I O N          B-5
                                                                           -----

Under Payment Option 2, we will make monthly payments of a specified amount until the proceeds and interest are fully paid. At least 10% of the original proceeds must be paid each year. Guaranteed interest of 3% will be added to the proceeds each year.

Under Payment Option 3, we will make monthly payments for a specified number of years. The amount of the payments will include interest at 3% per year.

Under Payment Option 4, we will make monthly payments for the longer of the life of the payee or 10 years. The minimum amount of each payment will include interest at 3% per year.

Under Payment Option 5, we will make monthly payments until the amount paid equals the proceeds settled, and for the remaining life of the payee. The minimum amount of each payment will include interest at 3% per year.

Under Payment Option 6, we will make monthly payments for 10 years and for the remaining life of the last surviving of two payees. The minimum amount of each payment will include interest at 3% per year.

Payment option tables for Options 4, 5 and 6 are based on the Annuity 2000 Mortality Tables (male and female) projected 20 years to the year 2020 by 100% of the male scale G Factors (for males) and 50% of the female scale G Factors (for females).

Your policy lists the monthly payment for every $1,000 of proceeds that the payee applies under Options 3 to 6.

Assigning the rights to your policy

You may assign the rights under your Park Avenue SVUL policy to another person or business. This is often done, for example, to secure a loan. We will only be bound by such an agreement when we have received a copy of the assignment papers, signed by you, as well as the business or person to whom you are assigning your rights, and your policy's beneficiaries, if applicable. Assignments are subject to all payments made or actions we have taken on or before the date we receive the assignment papers. We are not responsible for determining whether the transfer of your policy's rights is legally valid.

The entity or person to whom you assign your rights may exercise all rights granted under the policy except the right to:

o     change the policyowner or beneficiary

o     change a payment option, and

o direct where your net premiums will be invested or make transfers among the fixed-rate and variable investment options.

Modifying the policy

Only the President, a Vice President, or the Secretary of GIAC may make or modify this policy. No agent has the authority to:

o     change this policy

o     waive any provision of this policy or any of GIAC's requirements; or

o     waive an answer to any question in the application(s).

GIAC will not be bound by any promise or statement made by any agent or other person except as stated above.

Other policies

We offer other variable life insurance policies that have different death benefits, policy features, and optional programs. However, these other policies also have different charges that would affect the performance of the investment divisions of the Separate Account in which you invest, as well as your policy account value. To obtain more information about these other policies, contact our customer service office or your registered representative.


-----
 B-6                                     T H E  G U A R D I A N  I N V E S T O R
-----

Distribution of the policy and other contractual arrangements

We have an agreement with Guardian Investor Services LLC (GIS) for GIS to act as the principal underwriter of the VUL policies, as well as the other variable life insurance policies and variable annuity contracts that we offer. GIS is a broker-dealer registered under the Securities and Exchange Act of 1934, and a member of the NASD. Under this agreement we paid through GIS for the sale of products issued by the Separate Account a total of $333,726 in 2000, $987,408 in 2001, and $________ in 2002. GIS did not retain any of such commissions. GIS is a Delaware corporation organized on December 19, 2001; it is a wholly-owned subsidiary of GIAC and is located at 7 Hanover Square, New York, New York 10004.

o The offering of the policies is continuous, and we do not anticipate discontinuing offering the policies. However, we reserve the right to discontinue the offering at any time. We intend to recoup commissions and other sales expenses through fees and charges imposed under the policy. Commissions paid on the policy, including other incentives or payments, are not charged directly to the policyowners or the Separate Account.

Agents and commissions

GIAC agents who are licensed by state insurance authorities to sell variable life insurance policies must also be registered representatives of GIS, or of broker-dealer firms which have entered into agreements with GIAC and GIS to sell Park Avenue SVUL policies, which may include our affiliate Park Avenue Securities LLC.

The Prospectus contains information regarding the aggregate dollar amounts of commissions paid to GIAC agents. Information on how to obtain a Prospectus is available on the cover page of this SAI.

Because registered representatives also are GIAC agents, they are eligible for additional compensation in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. In addition, agents may qualify for non-cash compensation such as expense-paid trips or educational seminars.

If you return your policy under the right to cancel provisions, the agent may have to return some or all of any commissions we have paid.

Administrative services

Through an agreement with our parent company, Guardian Life, to carry out the administration of Park Avenue SVUL policies, we are billed quarterly for the time that their staff spends on GIAC business, and for the use of their centralized services and sales force.

Other agreements

We have entered into several other agreements, including:

o an agreement with Value Line, Inc. under which we are compensated for marketing the Value Line Centurion Fund and the Value Line Strategic Asset Management Trust to our policyowners, and

o agreements with MFS, AIM, Davis, Fidelity, Janus and Alliance under which we are compensated for certain distribution and/or administrative costs and expenses connected to the offering and sale of their funds to our policyholders. The amount we receive is based on a percentage of assets under management. We may receive 12 b-1 fees from the funds.

Special provisions for group or sponsored arrangements

Where state insurance laws allow us to, we may sell Park Avenue SVUL policies under a group or sponsored arrangement.

A group arrangement is one in which a group of individuals is covered under a single policy. This might be arranged, for example, by an employer, a trade union, or a professional association.


                                                                           -----
S T A T E M E N T  O F  A D D I T I O N A L  I N F O R M A T I O N          B-7
                                                                           -----

A sponsored arrangement is one in which we are allowed to offer members of a group, such as employees of a company or members of an association, insurance policies on an individual basis.

We may reduce or eliminate certain deductions and charges outlined in this prospectus for policies bought under group or sponsored arrangements including policies issued in connection with certain business insurance arrangements. We may, for instance, sell policies without surrender charges and/or with reduced or eliminated fees and charges to employees, officers, directors and agents of Guardian Life and its subsidiaries and their immediate family members. We may reduce or waive policy charges and deductions in accordance with the rules in effect as of the date an application for a policy is approved. In addition, GIAC may permit groups and persons purchasing under a sponsored arrangement to apply for simplified issue and multi-life underwriting. To qualify for a reduction in the policy's charges or deductions certain criteria must be met. These may include:

o     the size of the group

o     the expected number of participants

o     the expected amount of premium payments

o     the expected number of policies to be issued

o     the amount of coverage

The amount of any reduction in charges or deductions and the criteria to qualify for a reduction will reflect our reduced cost of selling and/or maintaining the policies in group or sponsored arrangements.

From time to time we may change the amount of any reduction in charges or deductions, or the criteria that a group must meet to qualify for these reductions. Any change will be made on a non-discriminatory basis.


Insureds with pension trust SVUL policies may also be eligible to purchase a companion fixed-benefit life insurance policy issued by Guardian Life, which may be marketed under the name "Profit Sharing Protector" (PSP). This companion policy is designed to provide the proceeds needed on the death of one of the insureds under the SVUL policy to purchase the SVUL policy from the qualified retirement plan or to satisfy federal income tax or other obligations.

ADDITIONAL INFORMATION ABOUT CHARGES

Premium Charge


================================================================================
Example

A 50 year-old male and 45 year-old female (both Preferred Plus underwriting class) buy a policy with a face amount of $500,000 on January 1, 2000. Five years later, on January 1, 2005, the same insureds, now ages 55 and 50 (still Preferred Plus underwriting class), request an increase in the face amount of $250,000. The initial target premium is $4,663, and the target premium for the increase is $2,998, bringing the total target premium to $7,661. Assume the policyowner pays $5,000 per year for the first 10 years and $8,000 per year for the next 10 years. The premiums are allocated as follows:

Years 1-5:     All premiums are allocated to the initial face amount since that is the only coverage.

Years 6-10:    Premiums up to the target for the initial face amount
               ($4,663) are allocated to the initial face amount, and the excess
               ($5,000 - $4,663 = $337) is allocated to the face amount increase.

Years 11-20:   Again, premiums up to the target for the initial face
               amount ($4,663) are allocated to the initial face amount. The excess amount up to the target premium for the face amount increase ($2,998) is allocated to the face amount increase. The remaining premium ($8,000 - 4,663 - 2,998 = $339) is allocated proportionally based on the target premium for each segment:

               Initial face amount: $339 x (4,663 / 7,661) = $206 Face amount increase segment:
               $339 x (2,998 / 7,661) = $133
               Therefore, the total premium allocated to the initial face amount is $4,663 + 206 = $4,869, and the total allocated to the face amount increase segment is $2,998 + 133 = $3,131.
================================================================================

Note that all figures above are rounded to the nearest dollar.


-----
 B-8                                     T H E  G U A R D I A N  I N V E S T O R
-----

The following chart shows the allocation of premiums and calculation of premium charges.

Premium Allocation

                                                                First Face
                         Initial Face Amount                 Amount Increase
================================================================================
                                        Premium                          Premium
Date                   Premium           Charge          Premium          Charge
--------------------------------------------------------------------------------
2000-2004            $5,000.00          $386.52              $ 0             $ 0
--------------------------------------------------------------------------------
2005-2009             4,663.00           373.04           337.00           27.00
--------------------------------------------------------------------------------
2010-2011             4,869.00           381.28         3,131.00          245.16
--------------------------------------------------------------------------------
2012-2016             4,869.00           186.52         3,131.00          245.16
--------------------------------------------------------------------------------
2017-2019             4,869.00           186.52         3,131.00          119.92
--------------------------------------------------------------------------------

Surrender charges

-------------------        -----------------------------------------------------
             Actual
          surrender
Policy       charge        EXAMPLE (Policy with initial face amount only)
year            ($)
-------------------        The example on the left shows how the surrender
  1           4,227        charge declines over a maximum nine year period
-------------------        so that in year 10 it equals $0.
  2           3,757
-------------------        -----------------------------------------------------
  3           3,287
-------------------        Male Insured, Age 50 and Female Insured, Age 45
  4           2,817
-------------------        -----------------------------------------------------
  5           2,348
-------------------        Male: Preferred Plus Underwriting Class, Nonsmoker
  6           1,878        Female: Preferred Plus Underwriting Class, Nonsmoker
-------------------
  7           1,409        -----------------------------------------------------
-------------------        Face Amount: $500,000
  8             704        -----------------------------------------------------
-------------------
  9             235        All figures in the table following are rounded to the
-------------------        nearest dollar.
 10               0
-------------------        -----------------------------------------------------

Assume in the above example you effect a face amount increase of $250,000 at the beginning of policy year 6 (attained age 55 Male and 50 Female) and another face amount increase of $250,000 at the beginning of policy year 11 (attained age 60 Male and 55 Female). At the time of the first increase, both insureds are again classified in the Preferred Plus underwriting class, but at the time of the second increase the male is classified in the Standard underwriting class.

For the purposes of calculating the applicable surrender charges, each face amount increase is treated separately based on the insureds' attained ages and underwriting classes at the time of the increase. Therefore, for each increase the policy will incur a new set of surrender charges. Surrender charges are calculated as if the policyowner has purchased a policy with the amount of the increase being the face amount; in other words, they are calculated just as in the first example. The total surrender charge for a particular policy year equals the sum of the surrender charge for the initial face amount and the applicable surrender charge for each policy segment.

                                                                      First year
                                           Age at                      surrender
                           Beginning    beginning    Policy face     charge rate
                             of year      of year     amount ($)   per $1000 ($)
--------------------------------------------------------------------------------
Initial face amount                1           45        250,000          12.609
--------------------------------------------------------------------------------
1st increase                       6           50        200,000          16.029
--------------------------------------------------------------------------------
2nd increase                      11           55        100,000          26.973
--------------------------------------------------------------------------------


                                                                           -----
S T A T E M E N T  O F  A D D I T I O N A L  I N F O R M A T I O N          B-9
                                                                           -----

The following is a calculation of the surrender charge for this example. Note that the surrender charges are shown for policy years 1 through 20 only as, after the 20th policy year, surrender charges equal zero for the initial face amount as well as for the two face amount increases.

                             Total Surrender Charge
--------------------------------------------------------------------------------
                                                                 Total policy
                 Initial             First           Second         surrender
Policy          coverage          increase         increase            charge
year                 ($)               ($)              ($)               ($)
--------------------------------------------------------------------------------
1                  4,227                NA               NA             4,227
--------------------------------------------------------------------------------
2                  3,757                NA               NA             3,757
--------------------------------------------------------------------------------
3                  3,287                NA               NA             3,287
--------------------------------------------------------------------------------
4                  2,818                NA               NA             2,818
--------------------------------------------------------------------------------
5                  2,348                NA               NA             2,348
--------------------------------------------------------------------------------
6                  1,878             2,635               NA             4,514
--------------------------------------------------------------------------------
7                  1,409             2,342               NA             3,751
--------------------------------------------------------------------------------
8                    704             2,049               NA             2,754
--------------------------------------------------------------------------------
9                    235             1,757               NA             1,992
--------------------------------------------------------------------------------
10                     0             1,464               NA             1,464
--------------------------------------------------------------------------------
11                     0             1,171            3,644             4,815
--------------------------------------------------------------------------------
12                     0               878            3,239             4,118
--------------------------------------------------------------------------------
13                     0               439            2,834             3,273
--------------------------------------------------------------------------------
14                     0               146            2,429             2,576
--------------------------------------------------------------------------------
15                     0                 0            2,024             2,024
--------------------------------------------------------------------------------
16                     0                 0            1,620             1,620
--------------------------------------------------------------------------------
17                     0                 0            1,215             1,215
--------------------------------------------------------------------------------
18                     0                 0              607               607
--------------------------------------------------------------------------------
19                     0                 0              202               202
--------------------------------------------------------------------------------
20                     0                 0                0                 0
--------------------------------------------------------------------------------

Cost of insurance charge

Changes in the health of the insured will not cause your cost of insurance charge to increase. Increases in the cost of insurance rates are not made to an individual policy, but are made equally to all policies where the insured people are of the same attained age, sex, policy or segment duration, and underwriting class. We may increase this charge when we expect:

o     a higher number of deaths among people in a certain group

o     higher expenses or federal income taxes

o a higher number of policies that are allowed to lapse by their policyowners

o     an increase in state or local premium taxes

o     lower earnings

Generally, reducing the net amount at risk results in lower charges for cost of insurance. Decreasing the net amount at risk partly depends on the death benefit option you choose. If you choose Option 1, in which the death benefit is the face amount of your policy, you reduce the net amount at risk when you pay premiums. That's because premiums increase the policy account value. If you choose Option 2, in which the death benefit can increase to more than the face amount, paying premiums will not affect the net amount at risk.


------
 B-10                                    T H E  G U A R D I A N  I N V E S T O R
------

If you choose Option 3, in which the death benefit is the face amount of your policy plus your net accumulated premiums, your net amount at risk could be lower if your investments perform well.

The net amount at risk can increase, for example, when we increase a policy's death benefit to meet the requirements of the Internal Revenue Code. See Death benefit options. Having a higher net amount at risk results in higher deductions for cost of insurance.


There will be different cost of insurance rates for the initial face amount of your policy and for each subsequent increase in the face amount. As a result, we calculate the net amount at risk separately for each segment of coverage.


Your policy account value is allocated first to your policy's basic sum insured, then to the additional sum insured, and finally to each of the policy segments in the order that they were added to the policy. The maximum amount of your policy account value that will be allocated to any one policy segment or to the initial face amount is the amount that the policy segment or initial face amount provides as a death benefit, divided by 1.0032737. For the purposes of determining the net amount at risk, if the death benefit is increased due to the operation of death benefit Option 2 or 3, the increase will be allocated to the basic sum insured. If the death benefit is further increased due to Section 7702 of the Internal Revenue Code the increase will be allocated to the most recent policy segment.

PERFORMANCE INFORMATION

Average annual total return information for the mutual funds is set forth in Appendix A to this Statement of Additional Information. The information presented was provided by the respective mutual funds. We have not independently verified such performance idea.

Actuarial experts

The actuarial matters contained in this prospectus have been examined by Charles
g. Fisher, FSA, MAAA, Vice President and Actuary of GIAC. His opinion on actuarial matters is filed as an exhibit to the registration statement filed with the Securities and Exchange Commission.

ADDITIONAL INFORMATION

Communications we'll send you

Shortly after your policy anniversary each year, we will send you an updated statement showing the following information:

o     the amount of your current death benefit

o the instructions we have on file regarding where to invest your net premiums, and how much you have invested in each of the allocation options

o your policy account value, cash surrender value and net cash surrender value

o the amount you have paid in policy premiums and the charges that we have deducted, since the last anniversary of your policy

o a summary of any transfers or partial withdrawals, loans or loan repayments that you have made since your last annual statement

o     the total of any outstanding policy debt that you owe us, and

o     the interest rate for allocations to the fixed-rate option.

Twice a year we will send you reports containing the financial statements of the underlying funds. Of these reports, the annual reports will contain audited financial statements.

We will confirm in writing receipt of your policy premiums and any transfers or other transactions. We will also write you to request a premium or loan repayment to keep your policy from lapsing.


                                                                          ------
S T A T E M E N T  O F  A D D I T I O N A L  I N F O R M A T I O N         B-11
                                                                          ------

If several members of the same household own a Park Avenue SVUL policy, we may send only one annual report, semi-annual report, and prospectus to that address unless you instruct us otherwise. You may receive additional copies by calling or writing our customer service office.

Advertising practices

In our advertisements and sales materials for Park Avenue SVUL policies we may include:

o articles or reports on variable life insurance in general, or Park Avenue SVUL specifically, and any other information published in business or general information publications

o relevant indices or rankings of investment securities or similar groups of funds

o comparisons of the variable investment options with the mutual funds offered through the separate accounts of other insurance companies, or those with similar investment objectives and policies, and

o comparisons with other investments, including those guaranteed by various governments.

We may use the past performance of the variable investment options and funds to promote the policies. This data is not indicative of the performance of the funds or the policies in the future or the investment experience of individual policyowners.

We may feature individual funds and their managers, and describe the asset levels and sales volumes of GIAC, GIS and others in the investment industry. We may also refer to past, current, or prospective economic trends and investment performance, and any other information that may be of interest.

legal matters

The legal validity of the Park Avenue SVUL policy, has been confirmed by Richard
T. Potter, Jr., Vice President and Counsel of GIAC.

Financial Statements

The GIAC consolidated financial statements contained in this Statement of Additional Information should only be used to determine our ability to meet our obligations under the Park Avenue SVUL policies, and not as an indication of the investment experience of the Separate Account.

Financial Experts

The consolidated financial statements of GIAC as of December 31, 2002 and 2001 and for each of the three years in the period ended 2002 and financial statements of the Separate Account as of December 31, 2002 and for the period ended December 31, 2002 and 2001, included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at 1177 Avenue of the Americas, New York, New York 10036.


------
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------

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                                                                          ------
S T A T E M E N T  O F  A D D I T I O N A L  I N F O R M A T I O N         B-13
                                                                          ------

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT N
--------------------------------------------------------------------------------

                         [FINANCIAL STATEMENTS TO COME]

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

OF THE GUARDIAN SEPARATE ACCOUNT N
--------------------------------------------------------------------------------


                                   [TO COME]

                      This page intentionally left blank.

--------------------------------------------------------------------------------
THE GUARDIAN SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS (December 31, 2001)
--------------------------------------------------------------------------------

                                 [NOTES TO COME]

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                 [NOTES TO COME]

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE

& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

                                    [TO COME]

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

                                    [TO COME]

--------------------------------------------------------------------------------
APPENDIX A
--------------------------------------------------------------------------------

Investment performance of the Funds

The table below shows the average annual total returns for the mutual funds for years ended December 31, 2002. The average annual total returns were provided by the respective funds. We have not independently verified such performance data. The performance figures reflect the deduction of fund investment advisory fees and operating expenses, and assume that any dividends and capital gains are reinvested in the fund. These figures do not reflect how the funds' investment performance will affect the value of your policy, because they do not take into account the insurance and other charges we deduct from your policy. If these charges were taken into account, total returns for each fund would be lower. These charges are discussed in the Prospectus for the policy. For imformation about how to obtain a Prospectus, read the front cover page of this Statement of Additional Information. Also, past returns should not be used to predict future performance. Total returns for The Guardian Cash Fund are not presented here.

--------------------------------------------------------------------------------
Total returns do not reflect deductions

These total returns are for the funds only and do not reflect the effects of deductions from policy premiums, monthly deductions, transaction deductions or deductions from the Separate Account. Including the effects of these deductions reduces returns. See Special terms used in this prospectus and Deductions and charges for additional information.
--------------------------------------------------------------------------------

                                                   Years ended December 31, 2002
                                                --------------------------------
                                                                        10 Years
                                                                        or since
Fund name                                                             inception,
and inception date                                   1 Year  5 Years     if less
--------------------------------------------------------------------------------
The Guardian Stock Fund (4/13/83)
--------------------------------------------------------------------------------
The Guardian VC 500 Index Fund(1) (9/13/99)
--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund
(7/16/97)
--------------------------------------------------------------------------------
The Guardian Bond Fund (5/1/83)
--------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund
(9/13/99)
--------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund
(9/13/99)
--------------------------------------------------------------------------------
Baillie Gifford International Fund (2/8/91)
--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund
(10/17/94)
--------------------------------------------------------------------------------
Value Line Centurion Fund (11/15/83)
--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
(10/1/87)
--------------------------------------------------------------------------------
Gabelli Capital Asset Fund(1) (5/1/95)
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
(Series 1) (5/5/93)
--------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund (Series 1) (5/2/94)
--------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (Series 1)
(formerly AIM V.I. Value Fund) (5/5/93)
--------------------------------------------------------------------------------
Davis Financial Portfolio(1) (7/1/99)
--------------------------------------------------------------------------------
Davis Real Estate Portfolio(1) (7/1/99)
--------------------------------------------------------------------------------
Davis Value Portfolio(1) (7/1/99)
--------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio
(Service Class 2) (1/3/95)(1)
--------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
(Service Class 2) (10/9/96)(1)
--------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio
(Service Class 2) (1/3/95)(1)
--------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio
(Service Class 2) (12/28/98)(1)
--------------------------------------------------------------------------------

(1) See Notes to investment performance of funds.


                                                                          ------
A P P E N D I C E S                                                        B-43
                                                                          ------

                                                   Years ended December 31, 2002
                                                --------------------------------
                                                                        10 Years
                                                                        or since
Fund name                                                             inception,
and inception date                                   1 Year  5 Years     if less
--------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio
(Institutional Shares) (9/13/93)(1)
--------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio(1)
(Institutional Shares) (5/1/97)
--------------------------------------------------------------------------------
Janus Aspen Growth Portfolio(1)
(Institutional Shares) (9/13/93)
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio(1)
(Institutional Shares) (9/13/93)
--------------------------------------------------------------------------------
MFS Emerging Growth Series(1)
(Initial Class) (7/24/95)
--------------------------------------------------------------------------------
MFS Investors Trust Series
(formerly MFS Growth with Income Series)(1)
(Initial Class) (10/9/95)
--------------------------------------------------------------------------------
MFS New Discovery Series(1)
(Initial Class) (5/1/98)
--------------------------------------------------------------------------------
MFS Research Series(1)
(Initial Class) (7/26/95)
--------------------------------------------------------------------------------
MFS Total Return Series(1)
(Initial Class) (1/3/95)
--------------------------------------------------------------------------------
Alliance Growth & Income Portfolio(1)
(Class B) (6/1/99)
--------------------------------------------------------------------------------
Alliance Premier Growth Portfolio(1)
(Class B) (7/14/99)
--------------------------------------------------------------------------------
Alliance Technology Portfolio(1)
(Class B) (9/22/99)
--------------------------------------------------------------------------------
AllianceBernstein Value Portfolio(1)
(Class B) (5/1/01)
--------------------------------------------------------------------------------

(1)   See Notes to investment performance of the funds.

These total returns are for the funds only and do not reflect the effects of deductions from policy premiums, monthly deductions, transaction deductions or any deductions from the Separate Account. Including the effects of these deductions reduces returns under the policy. Notes to Investment Performance of Funds

The Guardian VC 500 Index Fund. Results reflect the effects of expense reimbursements, without which returns for all periods shown would be lower.

Gabelli Capital Asset Fund. For the period from May 1, 1995 through December 31, 1995, the Manager and the Adviser of Gabelli Capital Asset Fund absorbed a portion of the fund's operating expenses. Total returns would have been lower if these expenses had not been absorbed.

Davis Financial Portfolio, Davis Real Estate Portfolio, and Davis Value Portfolio. Total returns reflect the effects of fee waivers and/or expense offset arrangements. In the absence of such arrangements, total returns would have been lower for all periods shown.

Fidelity VIP Contrafund Portfolio, Fidelity Equity-Income Portfolio, Fidelity Growth Opportunities Portfolio and Fidelity Mid-Cap Portfolio. Service Class 2 shares used an asset-based distribution fee (12b-1 fee). Initial offering of Service Class 2 shares took place on January 12, 2000, at which time a 0.25% 12b-1 fee was imposed. Returns prior to January 12, 2000 do not include the effect of the 12b-1 fee, and returns listed would have been lower for each portfolio if the Service Class fee structure had been in place and reflected in the performance. Total returns would also have been lower had certain expenses not been reduced during the periods shown as a result of expense reimbursement/offset arrangements.

Janus Aspen Growth Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio. Total returns reflect the effects of fee waivers and/or expense offset arrangements. In the absence of such arrangements, total returns would have been lower.

MFS Investors Trust Series, Emerging Growth Series, New Discovery Series, Research Series and Total Return Series. Total returns for these series reflect the effects of fee waivers and/or expense offset arrangements. In the absence of such arrangements, total returns would have been lower.

Alliance Growth & Income Portfolio, Alliance Premier Growth Portfolio and Alliance Technology Portfolio. Inception dates stated are for Class A shares. This product makes available to policyowners only Class B shares of these portfolios. Class B shares use an asset-based distribution fee (12b-1 fee). Initial offering of Class B shares for Alliance Growth & Income Portfolio, Alliance Premier Growth Portfolio and Alliance Technology Portfolio took place on June 1, 1999, July 14, 1999, and September 22, 1999, respectively, at which time a .0.25% 12b-1 fee was imposed. Returns stated do not precede the inception dates for the Class B shares.

AllianceBernstein Value Portfolio. Cumulative return. Total returns reflect the effects of fee waivers and/or expense offset arrangements. In the absence of such arrangements, total returns would have been lower.


------
 B-44           P A R K  A V E N U E  V U L  -- M I L L E N N I U M  S E R I E S
------

--------------------------------------------------------------------------------
APPENDIX B

USES OF LIFE INSURANCE
--------------------------------------------------------------------------------

Because the policy provides a death benefit and cash surrender value, the policy can be used for various individual and business planning purposes. Purchasing the policy in part for such purposes entails certain risks, particularly if the policy's cash surrender value, as opposed to its death benefit, will be the principal policy feature used for such planning purposes. If Policy Premiums are not paid, the investment performance of the Variable Investment Options to which Policy Account Value is allocated is poorer than anticipated, or insufficient cash surrender value is maintained, then the policy may lapse or may not accumulate sufficient values to fund the purpose for which the policy was purchased. Because the policy is designed to provide benefits on a long-term basis, before purchasing a policy for a specialized purpose, a purchaser should consider whether the long-term nature of the policy is consistent with the purpose for which it is being considered.

Policyowners are urged to consult competent tax advisors about the possible tax consequences of pre-death distributions from any life insurance policy, including Park Avenue Life.

The following are examples of ways in which the policy can be used to address certain financial objectives, bearing in mind that variable life insurance is not a short-term investment and that its primary purpose is to provide benefits upon the death of the insured.

Family Income Protection

Life insurance may be purchased on the lives of a family's income earners to provide a death benefit to cover final expenses, and continue the current income to the family. The amount of insurance purchase should be an amount which will provide a death benefit that when invested outside the policy at a reasonable interest rate, will generate enough money to replace the insured's income.

Estate Protection

Life insurance may be purchased by a trust on the life of a person whose estate will incur federal estate taxes upon his or her death. The amount of insurance purchased should equal the amount of the estimated estate tax liability. Upon the insured's death, the trustee could make the death proceeds available to the estate for the payment of estate taxes.

Education Funding

Life insurance may be purchased on the life of the parent(s) or primary person funding an education. The amount of insurance purchased should equal the total education cost projected at a reasonable inflation rate.

In the event of the insured's death, the guaranteed death benefit is available to help pay the education costs. If the insured lives through the education years, the cash value accumulations may be accessed to help offset the remaining education costs. Any policy loans or partial withdrawals will reduce the policy's death benefit and may have tax consequences.

Mortgage Protection

Life insurance may be purchased on the life of the person(s) responsible for making mortgage payments. The amount of insurance purchased should equal the mortgage amount. In the event of the insured's death, the guaranteed death benefit can be used to offset the remaining mortgage balance.

During the insured's lifetime, the cash value accumulations may be accessed late in the mortgage term to help make the remaining mortgage payments. Any policy loans or partial withdrawals will reduce the policy's death benefit and may have tax consequences.

Key Person Protection

Life insurance may be purchased by a business on the life of a key person in an amount equal to a key person's value, considering salary, benefits, and contribution to business profits. Upon the key person's death, the business can use the death benefit to ease the interruption of business operations and/or to provide a replacement fund for hiring a new executive.


                                                                          ------
A P P E N D I C E S                                                        B-45
                                                                          ------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX B

USES OF LIFE INSURANCE

Business Continuation Protection

Life insurance may be purchased on the life of each business owner in an amount equal to the value of each owner's business interest. In the event of death, the guaranteed death benefit may provide the funds needed to carry out the purchase of the deceased's business interest by the business, or surviving owners, from the deceased owner's heirs.

Retirement Income

Life insurance may be purchased on the life of a family income earner during his or her working life. If the insured lives to retirement, the cash value accumulations may be accessed to provide retirement payments. In the event of the insured's death, the proceeds may be used to provide retirement income to his or her spouse. Any policy loans or partial withdrawals will reduce the policy's death benefit and may have tax consequences.

Deferred Compensation Plans

Life insurance may be purchased to fund a Deferred Compensation Plan, or Selective Incentive Plan, for key employees. A Deferred Compensation Plan, or Selective Incentive Plan, is a written agreement between an employer and an executive. The employer makes an unsecured promise to make future benefit payments to a key executive if the executive meets certain stated requirements.

Under this type of plan, a company purchases a cash value life insurance policy insuring an executive's life to (1) informally fund the promised benefits and
(2) recover its plan costs at the death of the executive. The policy cash values may be used to help pay the promised benefits to the executive. In the event that the executive dies prior to retirement, the policy death benefits can be used to fund survivor benefits.

Split Dollar Plans

Life insurance may be purchased by an employer on the life of an employee under a Split Dollar Plan. In a Split Dollar Plan, the employer advances the executive the premium on a life insurance policy. Both the employer and the executive share the cash value and death benefit under the policy. Generally, the employer has rights to the cash value and death benefit equal to its advances. The balance of the cash value and death benefit belong to the executive.

The executive receives an economic benefit for which he or she must contribute into the plan or pay income tax. The economic benefit is equal to the term value of the death benefit assuming taxation under IRS Revenue Rulings and IRC Section
72. Different results are possible if these or other code sections are applied or amended.

Executive Bonus Plans

Life Insurance may be purchased by an employee with funds provided by his or her employer for that purpose. An Executive Bonus plan involves an employer providing an executive with additional compensation to enable the executive to pay premiums on a life insurance policy. The bonus is tax deductible by the employer and received as taxable income by the executive.




------
 B-46            P A R K  A V E N U E  V U L -- M I L L E N N I U M  S E R I E S
------

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE

& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

[LOGO]            The Guardian
GUARDIAN(SM)      Insurance & Annuity
                  Company, Inc.
                  7 Hanover Square
                  New York, NY 10004-2616

                  Visit our Web site: www.glic.com

                  Executive offices:
                  7 Hanover Square
                  New York, NY 10004

                  Customer Service office:
                  P.O. Box 26240
                  Lehigh Valley, PA 18002-6240
                  1(800) 441-6455


                        The Park Avenue VUL Millennium Series(R) insurance policies are issued by The Guardian Insurance & Annuity Company, Inc. (GIAC), a Delaware corporation, and distributed by Guardian Investor Services LLC (GIS). GIS and GIAC are located at 7 Hanover Square, New York, NY 10004, 1(800) 441-6455. GIS and GIAC are wholly owned subsidiaries of The Guardian Life Insurance Company of America, New York, NY.

Pub. 3342  5/02         GIS is a member of NASD, SIPC.


                                                                          ------
S T A T E M E N T  O F  A D D I T I O N A L  I N F O R M A T I O N         B-47
                                                                          ------

                                     PART C

ITEM 27: Exhibits

     The following exhibits:
           (a) Resolution of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing The Guardian Separate Account N.(1)
           (b)       Custodian Agreements. Not Applicable.
           (c)       Distribution Agreements.(1)

           (d) Specimen of the Flexible Premium Survivorship Adjustable Variable Whole Life Insurance Policy.(1)

           (e) Form of Application for the Flexible Premium Adjustable Variable Whole Life Policy.(1)
           (f) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc.(1)

           (f)(i) Certificate of Amendment to the Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc.(1)

           (f)(ii)   By-laws of The Guardian Insurance & Annuity Company,
                     Inc.(1)
           (g)(i)    Reinsurance Agreement #3002
           (g)(ii)   Reinsurance Agreement #3001
           (h)       Participation Agreements
                     (i)   Aim Variable Insurance Funds
                     (ii)  Davis Variable Account Fund, Inc.
                     (iii) Fidelity Variable Insurance Products Fund
                     (iv)  Gabelli Capital Series Funds, LLP
                     (v)   Janus Aspen Series
                     (vi)  MFS Variable Insurance Trust
                     (vii) Alliance Variable Products Series Fund, Inc.
           (i) Amended and Restated Agreement for Services and Reimbursement Therefor between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc.(1)

           (j) Powers of Attorney executed by a majority of the Board of Directors and certain principal officers of The Guardian Insurance & Annuity Company, Inc.(1)
                     (a) Powers of attorney for Armand M. de Palo and Dennis J.
                         Manning(3)
                     (b) Powers of attorney for Joseph A. Caruso and Gary B.
                         Lenderink(3)
           (k)(i)    Opinion of Richard T. Potter, Jr., Esq.(2)

           (k)(ii)   Consent of Richard T. Potter, Jr., Esq.
           (l)       Opinion and Consent of Charles G. Fisher, F.S.A., MAAA.
           (m)       Calculation.
           (n)       Consent of PricewaterhouseCoopers LLP.
           (o)       No financial statements are omitted.
           (p)       Not Applicable.
           (q)       Redeemability Exemption.


           (q)(i) Memorandum on the Policy's Issuance, Transfer and Redemption Procedures and on the Method of Computing Cash Adjustments upon Exchange of the Policy for Flexible Premium Adjustable Variable Life Insurance Policy.(1)



----------

(1) Incorporated by reference to the Registration Statement on Form S-6 filed by the Registrant on April 21, 2000 (File No. 333-35350).
(2) Incorporated by reference to the Pre-Effective Amendment #1 to the Registration Statement on Form S-6 filed by the Registrant on July 17, 2000 (File No. 333-35350)
(3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed by the Registrant on April 25, 2001.
(4) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 filed by the Registrant on April 26, 2002.

Item 28.          Directors and Officers of the Depositor

      The following is a list of directors and officers of The Guardian Insurance & Annuity Company, Inc. ("GIAC"), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.

              Name                      Positions with GIAC
              ----                      -------------------
              Joseph D. Sargent         Chairman, Chief Executive Officer &
                                          Director
              Edward K. Kane            Executive Vice President & Director
              Frank J. Jones            Executive Vice President, Chief
                                          Investment Officer & Director
              Bruce C. Long             Executive Vice President, Equity
                                          Products & Director
              Armand M. de Palo         Director
              Dennis J. Manning         Director
              Gary B. Lenderink         Director
              Joseph A. Caruso          Senior Vice President, Corporate
                                        Secretary and Director
              Charles G. Fisher         Vice President & Actuary
              Frank L. Pepe             Vice President & Controller
              Richard T. Potter, Jr.    Vice President and Counsel
              Dennis P. Mosticchio      Vice President, Group Pensions
              Donald P. Sullivan, Jr.   Vice President
              Peggy L. Coppola          Vice President
              Earl Harry                Second Vice President and Treasurer

Item 29. Persons Controlled by or under Common Control with Depositor or Registrant


      The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America ("Guardian Life"), the parent company of GIAC, the Registrant's depositor, as of December 31, 2002. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.


                                         State of                  Percent of
                                       Incorporation           Voting Securities
         Name                         or Organization                Owned
         ----                         ---------------          -----------------

The Guardian Insurance &                  Delaware                    100%
  Annuity Company, Inc.
    Guardian Investor Services LLC        Delaware                    100%
    Guardian Baillie Gifford Limited      Scotland                     51%
    Park Avenue Securities LLC            Delaware                    100%
      PAS Insurance Agency of
        Alabama, Inc.                     Alabama                     100%
      PAS Insurance Agency of
        Massachusetts, Inc.               Massachusetts               100%
      PAS Insurance Agency of
        Hawaii, Inc.                      Hawaii                      100%

Berkshire Life Insurance Company
  of America                              Massachusetts               100%

  Berkshire Equity Sales, Inc.            Massachusetts               100%

    Berkshire Life Insurance
      Agency, Inc.                        Massachusetts               100%

    Berkshire Life Insurance Agency
      of Ohio, Inc.                       Ohio                        100%

Guardian Trust Company, FSB               Federal Savings
                                          Bank                        100%

Fiduciary Insurance Company               New York                    100%
  of America

Park Avenue Life Insurance Company        Delaware                    100%
  Family Service Life
    Insurance Company                     Texas                       100%

  Sentinel American Life
    Insurance Company                     Texas                       100%
  Guardian Reinsurance Services
    Corporation                           Connecticut                 100%

Managed Dental Care, Inc.                 California                  100%

Private Healthcare Systems, Inc.          Delaware                     25% of
                                                                      Class A
                                                                    14.75% of
                                                                      Class B

First Commonwealth, Inc.                  Delaware                    100%

  First Commonwealth Limited Health       Illinois                    100%
    Services Corporation
  First Commonwealth Limited Health       Wisconsin                   100%
    Services Corporation
  First Commonwealth of Illinois, Inc.    Illinois                    100%
  First Commonwealth Reinsurance Company  Arizona                     100%
  First Commonwealth of Missouri, Inc.    Missouri                    100%
  First Commonwealth Limited Health       Michigan                    100%
    Service Corporation of Michigan
  Smileage Dental Services, Inc.          Wisconsin                   100%
  First Commonwealth Insurance Company    Illinois                    100%
  First Commonwealth Health Services
    Corporation                           Illinois                    100%

Guardian Hanover Corporation              New York                    100%

Managed DentalGuard, Inc.                 New Jersey                  100%

Managed DentalGuard, Inc.                 Texas                       100%

Innovative Underwriters, Inc.             New Jersey                  100%

The Guardian Tax-Exempt Fund              Massachusetts                90.81%
The Guardian Baillie Gifford              Massachusetts                50.36%
  International Fund
The Guardian Investment Quality           Massachusetts                30.72%
  Bond Fund
Baillie Gifford Emerging Markets Fund     Maryland                     34.63%
Baillie Gifford International Fund        Maryland                     20.15%
The Guardian Park Avenue Small Cap Fund   Massachusetts                31.06%
The Guardian Baillie Gifford              Massachusetts                52.09%
  Emerging Markets Fund
The Guardian High Yield Bond Fund         Massachusetts                85.61%
The Guardian Small Cap Stock Fund         Maryland                     68.05%
The Guardian VC Asset Allocation Fund     Maryland                     58.35%
The Guardian VC 500 Index Fund            Maryland                     69.52%
The Guardian VC High Yield Bond Fund      Maryland                     72.69%
The Guardian S&P 500 Index Fund           Massachusetts                13.96%
The Guardian Park Avenue Fund             Massachusetts                13.15%

Corporate Financial Services Inc.         Pennsylvania                100%

      The following list sets forth the entities directly controlled by GIAC for the benefit of various contract holders and, thus, indirectly controlled by Guardian Life, as of December 31, 2002:

                                                                 Approximate
                                           Place of         Percentage of Voting
                                        Incorporation         Securities Owned
         Name                          or Organization             by GIAC
         ----                          ---------------       -------------------
The Guardian Cash Fund, Inc.               Maryland                 100%
The Guardian Bond Fund, Inc.               Maryland                 100%
The Guardian Variable Contract
  Funds, Inc.                              Maryland                 100%
GIAC Funds, Inc.                           Maryland                 100%

Item 30.          Indemnification

      The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person's capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

      No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director's duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.          Principal Underwriters

                  (a) Guardian Investor Services LLC ("GIS") is the principal underwriter of the Registrant's variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Variable Contract Funds, Inc., a series fund consisting of the following four series: The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund and The Guardian VC 500 Index Fund; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following ten series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund, The Guardian S&P 500 Index Fund; and GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, GISC is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

                  (b) The following is a list of each director and officer of GIS. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

                  Name                             Position(s) with GIS
                  ----                             --------------------

                  Bruce C. Long                    President & Director
                  Gary B. Lenderink                Director
                  Armand M. de Palo                Director
                  Joseph D. Sargent                Director

                  John B. Murphy                   Vice President
                  Frank L. Pepe                    Senior Vice President &
                                                   Controller
                  Richard T. Potter, Jr.           Vice President and Counsel
                  Donald P. Sullivan, Jr.          Vice President
                  Joseph A. Caruso                 Senior Vice President,
                                                   Corporate Secretary and
                                                   Director
                  Peggy L. Coppola                 Vice President
                  William D. Ford                  Vice President and National
                                                   Accounts Director
                  Keith Roddy                      Vice President and National
                                                   Sales Director
                  Peter M. Quinn                   Vice President

                  Name                            Position(s) with GIS
                  ----                            --------------------

                  Earl C. Harry                   Treasurer

(c) GIS, as the principal underwriter of the Registrant's variable life contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year.

       Net Underwriting    Compensation on
        Discounts and       Redemption or      Brokerage
         Commissions        Annuitization     Commission    Compensation
       ----------------    ---------------    ----------    ------------
              N/A                N/A              N/A            N/A

Item 32.          Location of Accounts and Records

                  Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant's corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 33.          Management Services

                  None.

Item 34.          Fee Representation

                  The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, The Guardian Separate Account N, has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 10th day of February, 2003.



                                  THE GUARDIAN SEPARATE ACCOUNT N
                                        (Name of Registrant)


                                  THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                               (Name of Depositor)


                                  By:    /s/ Bruce C. Long
                                     -------------------------------------
                                           Bruce C. Long
                                           Executive Vice President,
                                           Equity Products


     Attest:   /s/ Sheri L. Kocen
            ---------------------------------
                SHERI L. KOCEN

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.



      /s/ Dennis J. Manning*          Chief Executive Officer, President
-----------------------------------   and Director
         Dennis J. Manning
   (Principal Executive Officer)








       /s/ Edward K. Kane*            Executive Vice President
-----------------------------------   and Director
          Edward K. Kane


        /s/ Frank L. Pepe             Vice President and Controller
-----------------------------------
           Frank L. Pepe
  (Principal Accounting Officer)


       /s/ Bruce C. Long              Executive Vice President, Equity Products
-----------------------------------   and Director
          Bruce C. Long


       s/ Armand M. de Palo*          Director
-----------------------------------
         ARMAND M. De Palo




     /s/ Joseph A. Caruso             Senior Vice President, Corporate Secretary
-----------------------------------   and Director
        Joseph A. Caruso

     /s/ Gary B. Lenderink            Director
-----------------------------------
        Gary B. Lenderink


*By:    /s/ Bruce C. Long                               Date: February 10, 2003
      -----------------------------
            Bruce C. Long
          Executive Vice President,
          Equity Products
      Pursuant to Power of Attorney

                         THE GUARDIAN SEPARATE ACCOUNT N

                                  EXHIBIT INDEX

Exhibit
Number                       Description                                   Page*

(g)     (i)    Reinsurance Agreement # 3002
        (ii)   Reinsurance Agreement # 3001

(h)            Participation Agreements
        (i)    AIM Variable Insurance Funds
        (ii)   Davis Variable Account Fund
        (iii)  Fidelity Variable Products Insruance Fund
        (iv)   Gabelli Capital Asset Fund
        (v)    Janus Aspen Series
        (vi)   Massachusetts Financial Services Company
        (vii)  Alliance Capital

(k)(ii) Consent of Richard T. Potter, Jr., Esq. (to be filed by amendment)

(l) Opinion and Consent of Charles G. Fisher, F.S.A., MAAA (to be filed by amendment)

(m)            Calculation (to be filed by amendment)

(n)            Consent of PricewaterhouseCoopers LLP (to be filed by amendment)